SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund
July 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 63.9%
AEROSPACE / DEFENSE - 0.6%
Boeing Co.		$50,000	5.150		5/1/2030	$54,656
Boeing Co.		33,000	5.805		5/1/2050	38,849
Boeing Co.		33,000	5.930		5/1/2060	39,771
Howmet Aerospace, Inc.		50,000	6.875		5/1/2025	56,840
Signature Aviation US Holdings, Inc. - 144A		105,000	4.000		3/1/2028	99,402
TransDigm, Inc.		90,000	5.500		11/15/2027	85,563
						375,081
AGRICULTURE - 0.3%
BAT Capital Corp.		170,000	4.906		4/2/2030	205,475

APPAREL - 0.4%
Hanesbrands, Inc. - 144A		100,000	5.375		5/15/2025	107,625
Under Armour, Inc. ^		75,000	3.250		6/15/2026	70,266
VF Corp.		74,000	2.400		4/23/2025	78,777
						256,668
AUTO MANUFACTURERS - 0.4%
Ford Motor Co.		103,000	9.000		4/22/2025	121,490
General Motors Co.		95,000	6.800		10/1/2027	115,847
						237,337
AUTO PARTS & EQUIPMENT - 0.6%
American Axle & Manufacturing, Inc.		80,000	6.500		4/1/2027	82,150
Dana, Inc.		105,000	5.375		11/15/2027	110,933
Lear Corp.		165,000	3.800		9/15/2027	173,365
						366,448
AUTOMOBILE ABS - 4.5%
American Credit Acceptance Receivables Trust 2018-3 - 144A		121,332	3.750		10/15/2024	121,228
American Credit Acceptance Receivables Trust 2019-2 - 144A		125,000	3.170		6/12/2025	127,075
Americredit Automobile Receivables Trust 2018-1		135,000	3.820		3/18/2024	140,201
Avid Automobile Receivables Trust 2018-1 - 144A		19,146	2.840		8/15/2023	19,196
Avis Budget Rental Car Funding AESOP LLC - 144A		150,000	3.070		9/20/2023	151,187
Avis Budget Rental Car Funding AESOP LLC - 144A		155,000	2.360		3/20/2026	155,698
Capital Auto Receivables Asset Trust 2017-1 - 144A		160,000	2.700		9/20/2022	161,323
Carmax Auto Owner Trust 2019-1		140,000	3.740		1/15/2025	144,700
Carvana Auto Receivables Trust 2019-1 - 144A		145,000	3.880		10/15/2024	148,467
Carvana Auto Receivables Trust 2019-3 - 144A		185,000	2.710		10/15/2024	188,735
Drive Auto Receivables Trust 2019-4		135,000	2.510		11/17/2025	137,584
DT Auto Owner Trust 2018-1 - 144A		113,559	3.470		12/15/2023	113,998
DT Auto Owner Trust 2019-1 - 144A		120,000	3.610		11/15/2024	122,683
First Investors Auto Owner Trust 2019-1 - 144A		150,000	3.260		3/17/2025	154,344
GLS Auto Receivables Issuer Trust 2020-1 - 144A		190,000	2.430		11/15/2024	192,548
Hertz Vehicle Financing II LP - 144A		91,509	2.670		9/25/2021	91,613
OneMain Direct Auto Receivables Trust 2018-1 - 144A		125,000	3.850		10/14/2025	126,213
Santander Drive Auto Receivables Trust 2017-1		100,000	2.150		2/10/2025	100,987
United Auto Credit Securitization Trust 2020-1 - 144A		155,000	2.190		6/16/2025	154,484
Westlake Automobile Receivables Trust 2018-3 - 144A		150,000	3.610		10/16/2023	152,621
						2,704,885
BANKS - 6.9%
Bank of America Corp.		211,000	4.200		8/26/2024	236,611
Bank of America Corp.	3 Month LIBOR + 0.770%	160,000	1.311	+	2/5/2026	159,108
Bank of Montreal ^	5 Year Swap Rate US + 1.432%	234,000	3.803	+	12/15/2032	260,525
Bank of New York Mellon Corp.	5 Year Treasury Note + 4.358%	115,000	4.700	+	Perpetual	124,807
BBVA Bancomer SA - 144A	5 Year Treasury Note + 2.650%	200,000	5.125	+	1/18/2033	188,502
Citigroup, Inc.		300,000	4.050		7/30/2022	319,566
Citigroup, Inc. ^		50,000	3.200		10/21/2026	55,564
Fifth Third Bancorp	5 Year Treasury Note + 4.215%	124,000	4.500	+	9/30/2168	126,480
Goldman Sachs Group, Inc.		230,000	4.250		10/21/2025	262,780
JPMorgan Chase & Co.	SOFRRATE 2.515%	370,000	2.956	+	5/13/2031	403,861
JPMorgan Chase & Co.	SOFRRATE 3.125%	47,000	4.600	+	8/1/2168	45,536
Morgan Stanley		175,000	6.375		7/24/2042	292,018
PNC Financial Services Group, Inc.	3 Month LIBOR + 3.300%	170,000	5.000	+	12/29/2049	177,813
Santander Holdings USA, Inc.		133,000	3.700		3/28/2022	138,170
Santander Holdings USA, Inc.		105,000	3.500		6/7/2024	112,607
Santander Holdings USA, Inc.		65,000	4.400		7/13/2027	72,582
Synovus Financial Corp.	5 Year Swap Rate US + 3.379%	70,000	5.900	+	2/7/2029	71,704
Toronto-Dominion Bank	5 Year Swap Rate US + 2.205%	195,000	3.625	+	9/15/2031	222,471
Truist Financial Corp.	10 Year Treasury Note + 4.349%	125,000	5.100	+	3/1/2069	135,938
UBS AG		250,000	7.625		8/17/2022	280,104
Wells Fargo & Co.	SOFRRATE 2.10%	305,000	2.393	+	6/2/2028	319,820
Wells Fargo & Co.	3 Month LIBOR + 3.110%	115,000	5.900	+	Perpetual	117,388
						4,123,955

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 63.9% (Continued)
BEVERAGES - 0.6%
Anheuser-Busch InBev Worldwide, Inc.		$105,000	4.000		4/13/2028	$122,995
Anheuser-Busch InBev Worldwide, Inc. ^		40,000	4.750		1/23/2029	49,263
Bacardi Ltd. - 144A		100,000	4.700		5/15/2028	117,477
						289,735
BUILDING MATERIALS - 0.2%
Standard Industries, Inc. - 144A		130,000	4.375		7/15/2030	140,600

CHEMICALS - 0.4%
Avient Corp. - 144A		100,000	5.750		5/15/2025	108,674
Olin Corp.		120,000	5.625		8/1/2029	114,873
						223,547
COAL - 0.1%
Alliance Resource Operating Partners LP - 144A		70,000	7.500		5/1/2025	49,000

COMMERCIAL MBS - 3.0%
BX Trust 2019-OC11 - 144A		130,000	4.075	++	12/9/2041	124,424
CHC Commercial Mortgage Trust 2019 - CHC - 144A	1 Month LIBOR + 1.120%	233,990	1.295	+	6/15/2034	222,469
Citigroup Commercial Mortgage Trust 2015-GC27		130,000	2.878		2/10/2048	136,560
Citigroup Commercial Mortgage Trust 2019-SST2 - 144A	1 Month LIBOR + 0.920%	145,000	1.095	+	12/15/2036	142,418
Credit Suisse Mortgage Capital Certificates 2019-ICE4 - 144A	1 Month LIBOR + 0.980%	205,000	1.155	+	5/15/2036	204,743
Exantas Capital Corp. - 144A	1 Month LIBOR + 1.150%	160,000	1.331	+	3/15/2035	157,623
GS Mortgage Securities Corp. Trust 2012-ALOHA - 144A		252,000	3.551		4/10/2022	254,800
GS Mortgage Securities Trust 2020-GC45		135,000	3.173	++	2/13/2053	148,260
Hilton USA Trust 2016-SFP - 144A		185,000	3.323		11/5/2035	185,607
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 - 144A		28,649	4.388		5/15/2021	29,055
JPMBB Commercial Mortgage Securities Trust 2015-C31		125,000	4.106		8/15/2048	137,565
WFRBS Commercial Mortgage Trust 2014-C24		62,000	3.931		11/15/2047	66,893
						1,810,417
COMMERCIAL SERVICES - 0.8%
ASGN, Inc. - 144A		55,000	4.625		5/15/2028	56,330
Ashtead Capital, Inc. - 144A		200,000	4.375		8/15/2027	209,000
DP World PLC - 144A		100,000	6.850		7/2/2037	133,519
Garda World Security Corp. - 144A		55,000	4.625		2/15/2027	56,680
Jaguar Holding Co. II / PPD Development LP -144A		40,000	5.000		6/15/2028	42,638
						498,167
COMPUTERS - 0.8%
Dell International LLC / EMC Corp. - 144A		75,000	8.100		7/15/2036	101,891
Hewlett Packard Enterprise Co.		160,000	4.900		10/15/2025	185,086
HP, Inc.		150,000	3.400		6/17/2030	161,963
						448,940
CREDIT CARD ABS - 0.7%
Fair Square Issuance Trust - 144A		305,000	2.900		9/20/2024	307,233
Genesis Private Label Amortizing Trust 2020-1 - 144A		100,000	2.830		7/20/2030	100,092
						407,325
DISTRIBUTION / WHOLESALE - 0.2%
American Builders & Contractors Supply Co., Inc. - 144A		100,000	4.000		1/15/2028	104,169

DIVERSIFIED FINANCIAL SERVICES - 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust		150,000	3.650		7/21/2027	136,457
Avolon Holdings Funding Ltd. - 144A		125,000	4.375		5/1/2026	110,725
Brightsphere Investment Group, Inc.		165,000	4.800		7/27/2026	170,373
Brookfield Finance LLC		174,000	4.000		4/1/2024	190,483
Capital One Financial Corp. ^		120,000	4.200		10/29/2025	134,982
Capital One Financial Corp.		165,000	3.750		7/28/2026	182,527
Charles Schwab Corp.	5 Year Treasury Note + 4.971%	112,000	5.375	+	9/1/2168	122,920
Citadel LP - 144A		105,000	4.875		1/15/2027	112,114
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.		90,000	4.850		1/15/2027	102,749
OneMain Finance Corp.		70,000	6.875		3/15/2025	78,387
OneMain Finance Corp.		25,000	7.125		3/15/2026	29,340
OneMain Finance Corp.		10,000	5.375		11/15/2029	10,613
Synchrony Financial		135,000	3.950		12/1/2027	142,559
						1,524,229
ELECTRIC - 1.8%
American Electric Power Co, Inc.		120,000	2.300		3/1/2030	125,808
Black Hills Corp.		120,000	2.500		6/15/2030	127,270
DPL, Inc. ^		155,000	4.350		4/15/2029	163,910
Edison International		130,000	4.950		4/15/2025	144,844
Exelon Corp.		85,000	3.497		6/1/2022	89,030
Exelon Generation Co. LLC		55,000	3.250		6/1/2025	60,851

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 63.9% (Continued)
ELECTRIC - 1.8% (Continued)
Pennsylvania Electric Co. - 144A		$140,000	3.600		6/1/2029	$156,541
Talen Energy Supply LLC - 144A		60,000	6.625		1/15/2028	60,424
Vistra Operations Co. LLC - 144A		130,000	4.300		7/15/2029	140,480
						1,069,158
ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
WESCO Distribution, Inc. - 144A		50,000	7.250		6/15/2028	54,695

ELECTRONICS - 0.2%
Flex Ltd.		94,000	3.750		2/1/2026	102,738

ENERGY - ALTERNATE SOURCES - 0.2%
TerraForm Power Operating LLC - 144A		90,000	5.000		1/31/2028	99,433

ENTERTAINMENT - 0.4%
Colt Merger Sub, Inc. - 144A		25,000	6.250		7/1/2025	26,112
Gateway Casinos & Entertainment Ltd. - 144A		45,000	8.250		3/1/2024	35,264
International Game Technology PLC - 144A		20,000	5.250		1/15/2029	20,468
Scientific Games International, Inc. - 144A		80,000	5.000		10/15/2025	79,490
Scientific Games International, Inc. - 144A		50,000	8.250		3/15/2026	50,165
Scientific Games International, Inc. - 144A		20,000	7.000		5/15/2028	18,434
						229,933
ENVIRONMENTAL CONTROL - 0.2%
Waste Connections, Inc.		125,000	2.600		2/1/2030	137,257

FOOD - 0.3%
Albertsons Cos Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC - 144A		105,000	4.625		1/15/2027	111,148
Albertsons Cos Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC - 144A		65,000	4.875		2/15/2030	70,460
						181,608
FOOD SERVICE - 0.1%
Aramark Services, Inc. - 144A		50,000	6.375		5/1/2025	52,813

HAND/MACHINE TOOLS - 0.2%
Stanley Black & Decker, Inc.	5 Year Treasury Note + 2.657%	90,000	4.000	+	3/15/2060	93,819

HEALTHCARE - SERVICES - 0.9%
Anthem, Inc.		150,000	2.875		9/15/2029	165,371
Centene Corp.		45,000	4.625		12/15/2029	50,245
HCA, Inc.		65,000	5.375		2/1/2025	73,384
HCA, Inc.		135,000	4.125		6/15/2029	158,186
LifePoint Health, Inc. - 144A		35,000	4.375		2/15/2027	35,854
Tenet Healthcare Corp. - 144A		15,000	7.500		4/1/2025	16,616
Tenet Healthcare Corp. - 144A		50,000	5.125		11/1/2027	53,208
						552,864
HOME BUILDERS - 0.6%
M/I Homes, Inc.		105,000	4.950		2/1/2028	108,216
PulteGroup, Inc.		125,000	6.375		5/15/2033	156,684
TRI Pointe Group, Inc.		85,000	5.875		6/15/2024	91,915
						356,815
HOME EQUITY ABS - 0.1%
GSAA Trust 2005-1 AF4 (a)		447	5.619		11/25/2034	448
NovaStar Mortgage Funding Trust Series 2004-4	1 Month LIBOR + 1.725%	47,716	1.897	+	3/25/2035	48,148
						48,596
INSURANCE - 1.8%
Allstate Corp.	3 Month LIBOR + 2.938%	150,000	5.750	+	8/15/2053	159,867
Athene Holding Ltd.		135,000	4.125		1/12/2028	144,936
Brighthouse Financial, Inc.		80,000	5.625		5/15/2030	92,265
Fairfax Financial Holdings Ltd.		150,000	4.850		4/17/2028	166,048
MetLife, Inc.	3 Month LIBOR + 2.959%	76,000	5.875	+	9/15/2166	83,391
Prudential Financial, Inc. ^	3 Month LIBOR + 3.920%	230,000	5.625	+	6/15/2043	249,465
Trinity Acquisition PLC		60,000	4.400		3/15/2026	69,815
Voya Financial, Inc.	3 Month LIBOR + 3.580%	105,000	5.650	+	5/15/2053	109,279
						1,075,066
INTERNET - 0.4%
Tencent Holdings Ltd. - 144A		200,000	3.975		4/11/2029	233,516
TripAdvisor, Inc. - 144A		30,000	7.000		7/15/2025	31,490
						265,006
INVESTMENT COMPANIES - 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.		130,000	6.250		5/15/2026	137,684

IRON/STEEL - 0.1%
Cleveland-Cliffs, Inc. - 144A		75,000	6.750		3/15/2026	75,469

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 63.9% (Continued)
LODGING - 0.1%
Marriott Ownership Resorts, Inc. - 144A		$30,000	6.125		9/15/2025	$32,135

MACHINERY- CONSTRUCTION & MINING - 0.2%
BWX Technologies, Inc. -144A		15,000	4.125		6/30/2028	15,656
Oshkosh Corp.		113,000	4.600		5/15/2028	128,773
						144,429
MANUFACTURED HOUSING ABS - 0.2%
Towd Point Mortgage Trust 2019-MH1 - 144A		122,239	3.000	++	11/25/2058	126,628

MEDIA - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A ^		45,000	4.500		8/15/2030	47,752
Diamond Sports Group LLC / Diamond Sports Finance Co. - 144A ^		55,000	5.375		8/15/2026	42,487
Diamond Sports Group LLC / Diamond Sports Finance Co. - 144A		30,000	6.625		8/15/2027	16,463
DISH DBS Corp.		25,000	5.000		3/15/2023	26,095
DISH DBS Corp. - 144A		25,000	7.375		7/1/2028	26,524
Meredith Corp.		85,000	6.875		2/1/2026	74,020
Sirius XM Radio, Inc. - 144A		35,000	5.500		7/1/2029	39,058
Virgin Media Finance PLC - 144A ^		200,000	5.000		7/15/2030	209,233
						481,632
MINING - 0.8%
BHP Billiton Finance USA Ltd. - 144A	5 Year Swap Rate USD + 5.093%	200,000	6.750	+	10/19/2075	236,511
Novelis Corp. - 144A		55,000	4.750		1/30/2030	57,496
Teck Resources Ltd.		145,000	6.125		10/1/2035	169,846
						463,853
MISCELLANEOUS MANUFACTURING - 0.4%
General Electric Co.	3 Month LIBOR + 3.330%	136,000	5.000	+	12/29/2049	107,996
Hillenbrand, Inc.		125,000	4.500		9/15/2026	134,844
						242,840
OIL & GAS - 1.8%
CrownRock LP / CrownRock Finance, Inc. - 144A		75,000	5.625		10/15/2025	73,688
Holly Frontier Corp.		165,000	5.875		4/1/2026	181,315
Nabors Industries, Inc.		60,000	5.750		2/1/2025	23,919
Parsley Energy LLC / Parsley Finance Corp. - 144A		100,000	4.125		2/15/2028	98,750
Patterson-UTI Energy, Inc.		80,000	5.150		11/15/2029	62,590
Pertamina Persero PT - 144A		200,000	6.450		5/30/2044	277,602
Petroleos Mexicanos - 144A		100,000	7.690		1/23/2050	88,094
Petronas Capital Ltd. - 144A		200,000	3.500		4/21/2030	227,933
Transocean Guardian Ltd. - 144A		31,200	5.875		1/15/2024	27,612
						1,061,503
OTHER ABS - 9.9%
Ajax Mortgage Loan Trust 2019-D - 144A (a)		173,459	2.956		9/25/2065	176,029
American Homes 4 Rent 2014-SFR2 Trust - 144A		230,000	4.705		10/17/2036	250,995
American Homes 4 Rent 2015-SFR2 Trust - 144A		220,000	4.691		10/17/2045	243,986
AMSR 2020-SFR1 Trust - 144A		315,000	1.819		4/17/2025	328,254
AMSR 2020-SFR1 Trust - 144A		175,000	2.120		4/17/2037	176,867
Amur Equipment Finance Receivables VI LLC - 144A		90,928	3.890		7/20/2022	93,073
Aqua Finance Trust 2019-A - 144A		118,696	3.140		7/16/2040	119,416
Aqua Finance Trust 2019-A - 144A		180,000	4.010		7/16/2040	175,027
Bayview Opportunity Master Fund IVa Trust 2017-RT1 - 144A		54,487	3.000	++	3/28/2057	55,953
Bayview Opportunity Master Fund IVa Trust 2017-SPL5 - 144A		100,000	4.000	++	6/28/2057	105,804
BRE Grand Islander Timeshare Issuer 2019-A LLC - 144A		115,173	3.280		9/26/2033	116,127
CCG Receivables Trust 2019-2 - 144A		100,000	2.550		3/15/2027	101,248
CF Hippolyta LLC - 144A		115,000	1.690		7/15/2060	116,391
CoreVest American Finance 2018-2 Trust - 144A		226,164	4.026		11/15/2052	237,273
CoreVest American Finance 2019-3 Trust - 144A		100,000	3.265		10/15/2052	94,639
Corevest American Finance 2020-1 Trust - 144A		158,865	1.832		3/15/2050	158,987
Diamond Resorts Owner Trust - 144A		49,365	3.270		10/22/2029	49,594
Foundation Finance Trust 2019-1 - 144A		87,407	3.860		11/15/2034	88,846
FREED ABS Trust 2020-3FP - 144A		145,000	3.010		9/20/2027	145,390
Jersey Mike’s Funding - 144A		130,000	4.433		2/15/2050	133,776
Marlette Funding Trust 2019-4 - 144A		97,852	2.390		12/17/2029	98,195
Metlife Securitization Trust LLC 2017-1A M1 - 144A		100,000	3.672	++	4/25/2055	105,608
MVW 2019-2 LLC - 144A		132,920	2.220		10/20/2038	135,951
MVW 2020-1 LLC - 144A		170,000	1.740		10/20/2037	174,331
MVW Owner Trust 2016-1 - 144A		38,986	2.250		12/20/2033	39,011
Orange Lake Timeshare Trust 2019-A - 144A		103,292	3.360		4/9/2038	102,398
RCO V Mortgage LLC 2019-2 - 144A (a)		148,854	3.475		11/25/2024	148,603
Small Business Lending Trust 2019-A - 144A		65,743	2.850		7/15/2026	65,105
Sofi Consumer Loan Program 2017-5 LLC - 144A		44,736	2.780		9/25/2026	45,218
Sofi Consumer Loan Program 2017-6 LLC - 144A		35,579	2.820		11/25/2026	35,859

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 63.9% (Continued)
OTHER ABS - 9.9% (Continued)
Towd Point Mortgage Trust 2016-3 - 144A		$345,000	3.500	++	4/25/2056	$365,116
Towd Point Mortgage Trust 2017-1 - 144A		138,474	2.750	++	10/25/2056	141,482
Towd Point Mortgage Trust 2017-1 - 144A		115,000	3.750	++	10/25/2056	126,193
Towd Point Mortgage Trust 2017-4 - 144A		100,000	3.000	++	6/25/2057	106,475
Towd Point Mortgage Trust 2017-6 - 144A		135,000	3.000	++	10/25/2057	143,275
Towd Point Mortgage Trust 2018-4 - 144A		183,934	3.000	++	6/25/2058	196,411
Towd Point Mortgage Trust 2018-6 - 144A		300,000	3.750	++	3/25/2058	335,599
Towd Point Mortgage Trust 2018-SJ1 - 144A		94,383	4.000	++	10/25/2058	95,396
Tricon American Homes 2017-SFR1 Trust - 144A		98,875	2.716		9/17/2022	100,825
TRIP Rail Master Funding LLC - 144A		62,295	2.709		8/15/2047	62,419
VCAT 2019-NPL2 LLC - 144A		85,773	3.573	++	11/25/2049	85,675
VOLT 2020-NPL1 A1A - 144A (a)		196,311	3.228		1/25/2050	195,529
VSE 2017-A VOI Mortgage LLC - 144A		56,795	2.330		3/20/2035	57,089
						5,929,438
PACKAGING & CONTAINERS - 0.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. - 144A		200,000	4.125		8/15/2026	207,810
Greif, Inc. - 144A		70,000	6.500		3/1/2027	74,537
Sonoco Products Co.		150,000	3.125		5/1/2030	165,443
						447,790
PHARMACEUTICALS - 1.2%
Bausch Health Cos., Inc. - 144A		100,000	5.750		8/15/2027	108,769
CVS Health Corp.	3 Month LIBOR + 0.720%	145,000	1.033	+	3/9/2021	145,570
Mylan NV		105,000	3.950		6/15/2026	119,805
Par Pharmaceutical, Inc. - 144A		50,000	7.500		4/1/2027	53,247
Perrigo Finance Unlimited Co.		200,000	4.375		3/15/2026	223,239
Teva Pharmaceutical Finance Netherlands III BV		85,000	3.150		10/1/2026	77,763
						728,393
PIPELINES - 1.5%
Boardwalk Pipelines LP ^		110,000	4.950		12/15/2024	119,652
Cheniere Energy Partners LP		55,000	5.625		10/1/2026	58,187
Cheniere Energy Partners LP		55,000	4.500		10/1/2029	58,261
EQM Midstream Partners LP -144A		15,000	6.000		7/1/2025	15,929
EQM Midstream Partners LP - 144A		20,000	6.500		7/1/2027	22,080
Kinder Morgan, Inc.		45,000	7.750		1/15/2032	65,364
Kinder Morgan, Inc.		160,000	4.300		6/1/2025	181,419
MPLX LP		135,000	4.250		12/1/2027	146,804
Sabine Pass Liquefaction LLC		100,000	6.250		3/15/2022	106,955
Sabine Pass Liquefaction LLC		25,000	4.200		3/15/2028	27,534
Targa Resources Partners LP		100,000	5.875		4/15/2026	106,466
						908,651
PRIVATE EQUITY - 0.2%
Apollo Management Holdings LP - 144A		135,000	4.000		5/30/2024	148,343

REC VEHICLE LOAN ABS - 0.1%
Octane Receivables Trust 2019-1 - 144A		84,027	3.160		9/20/2023	83,837

REITS - 3.9%
American Campus Communities Operating Partnership LP		135,000	3.875		1/30/2031	146,331
Brixmor Operating Partnership LP		100,000	4.050		7/1/2030	105,487
Corporate Office Properties LP		196,000	3.600		5/15/2023	203,305
EPR Properties		220,000	4.750		12/15/2026	213,350
ESH Hospitality, Inc. - 144A		80,000	4.625		10/1/2027	77,084
GLP Capital LP / GLP Financing II, Inc.		155,000	5.750		6/1/2028	175,616
Healthcare Realty Trust, Inc.		90,000	3.875		5/1/2025	96,620
Healthcare Realty Trust, Inc.		41,784	2.400		3/15/2030	41,400
Healthcare Trust of America Holdings LP		150,000	3.750		7/1/2027	163,232
Healthcare Trust of America Holdings LP		25,000	3.100		2/15/2030	26,405
Iron Mountain, Inc. - 144A		110,000	4.875		9/15/2029	114,703
iStar, Inc.		105,000	4.250		8/1/2025	101,194
Ladder Capital Finance Holdings LLLP - 144A		80,000	4.250		2/1/2027	67,800
LifeStorage LP		100,000	3.500		7/1/2026	108,360
MPT Operating Partnership LP / MPT Finance Corp.		85,000	5.000		10/15/2027	91,322
MPT Operating Partnership LP / MPT Finance Corp.		25,000	4.625		8/1/2029	26,457
Office Properties Income Trust		170,000	4.500		2/1/2025	171,135
Retail Opportunity Investments Partnership LP		105,000	4.000		12/15/2024	104,029
SBA Tower Trust - 144A		170,000	1.884		1/15/2026	172,568
Service Properties Trust		165,000	4.950		2/15/2027	149,787
						2,356,185

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 63.9% (Continued)
RETAIL - 0.3%
QVC, Inc.		$75,000	4.375		3/15/2023	$78,461
QVC, Inc.		85,000	4.750		2/15/2027	87,497
						165,958
SEMICONDUCTORS - 0.4%
Broadcom, Inc. -144A		130,000	4.150		11/15/2030	146,321
Microchip Technology, Inc. - 144A		100,000	4.250		9/1/2025	105,174
						251,495
SOFTWARE - 0.8%
Citrix Systems, Inc.		190,000	3.300		3/1/2030	206,487
MSCI, Inc. - 144A		81,000	4.000		11/15/2029	87,212
Vmware, Inc.		100,000	3.900		8/21/2027	110,201
Vmware, Inc.		55,000	4.700		5/15/2030	64,672
						468,572
TELECOMMUNICATIONS - 1.6%
CenturyLink, Inc. - 144A		15,000	4.000		2/15/2027	15,687
Frontier Communications Corp. - 144A		70,000	8.500		4/1/2026	69,020
Juniper Networks, Inc.		120,000	3.750		8/15/2029	138,239
Level 3 Financing, Inc. - 144A		130,000	4.250		7/1/2028	135,655
Motorola Solutions, Inc. ^		96,429	4.600		2/23/2028	112,150
Motorola Solutions, Inc.		50,000	4.600		5/23/2029	58,677
Sprint Spectrum Co. LLC - 144A		125,000	3.360		9/20/2021	126,758
Telesat Canada - 144A		45,000	6.500		10/15/2027	46,314
T-Mobile USA, Inc. - 144A ^		145,000	3.875		4/15/2030	166,243
Verizon Communications, Inc.	3 Month LIBOR + 1.100%	85,000	1.492	+	5/15/2025	87,049
						955,792
TRUCKING & LEASING - 0.5%
Aviation Capital Group LLC - 144A		145,000	3.500		11/1/2027	129,928
Penske Truck Leasing Co. LP - 144A		140,000	4.125		8/1/2023	151,685
						281,613
WHOLE LOAN COLLATERAL CMO - 7.7%
Arroyo Mortgage Trust 2019-1 - 144A		138,532	3.805	++	1/25/2049	141,463
Arroyo Mortgage Trust 2019-2 - 144A		74,180	3.347	++	4/25/2049	76,346
Banc of America Funding 2005-1 Trust		34,213	5.500		2/25/2035	35,367
Chase Mortgage Finance Corp. - 144A		65,609	3.750	++	2/25/2044	67,602
Chase Mortgage Finance Corp. - 144A		96,449	3.750	++	4/25/2045	97,607
Citigroup Mortgage Loan Trust, Inc. 2004-NCM2 2CB2		39,346	6.750		8/25/2034	43,626
Citigroup Mortgage Loan Trust 2019-IMC1 - 144A		92,337	2.720	++	7/25/2049	93,936
Deephaven Residential Mortgage Trust 2017-2 - 144A		30,956	2.453	++	6/25/2047	30,797
Ellington Financial Mortgage Trust 2019-2 - 144A		84,350	3.046	++	11/25/2059	84,888
Flagstar Mortgage Trust 2017-1 - 144A		135,080	3.500	++	3/25/2047	139,721
Galton Funding Mortgage Trust 2017-1 - 144A		62,073	3.500	++	11/25/2057	64,186
Galton Funding Mortgage Trust 2018-2 - 144A		40,762	4.500	++	10/25/2058	41,882
Galton Funding Mortgage Trust 2019-H1 - 144A		105,810	2.657	++	10/25/2059	108,401
GCAT 2019-NQM1 LLC - 144A (a)		206,533	2.985		2/25/2059	209,630
Homeward Opportunities Fund I Trust 2018-2 - 144A		151,193	3.985	++	11/25/2058	157,041
JP Morgan Mortgage Trust 2005-A5		52,625	3.169	++	8/25/2035	52,949
JP Morgan Mortgage Trust 2017-5 - 144A		187,025	3.133	++	12/15/2047	190,181
LHOME Mortgage Trust 2019-RTL1 - 144A (a)		145,000	4.580		10/25/2023	139,776
MASTR Alternative Loan Trust 2004-4		41,625	5.500		4/25/2034	43,429
Metlife Securitization Trust 2019-1 - 144A		116,577	3.750	++	4/25/2058	125,132
New Residential Mortgage Loan Trust 2014-3 - 144A		295,407	3.750	++	11/25/2054	318,133
New Residential Mortgage Loan Trust 2016-4 - 144A		79,135	3.750	++	11/25/2056	84,968
New Residential Mortgage Loan Trust 2017-2 - 144A		335,471	4.000	++	3/25/2057	364,339
New Residential Mortgage Loan Trust 2018-1 - 144A		161,174	4.000	++	12/25/2057	173,745
New Residential Mortgage Loan Trust 2020-1 - 144A		119,056	3.500	++	10/25/2059	128,886
OBX 2018-EXP2 Trust - 144A		76,792	4.000	++	11/25/2048	78,394
OBX 2019-INV1 Trust - 144A		91,968	4.500	++	11/25/2048	96,436
Provident Funding Mortgage Trust 2019-1 - 144A		160,088	3.000	++	12/25/2049	166,091
RCKT Mortgage Trust 2020-1 - 144A		256,214	3.000	++	2/25/2050	263,379
RCO V Mortgage LLC 2019-1 - 144A (a)		168,596	3.721		5/24/2024	169,847
Residential Mortgage Loan Trust 2019-2 - 144A		131,100	2.913	++	5/25/2059	134,056
Residential Mortgage Loan Trust 2020-1 - 144A		102,473	2.376	++	2/25/2024	104,162
Towd Point HE Trust 2019-HE1 - 144A	1 Month LIBOR + 0.900%	121,153	1.072	+	4/25/2048	119,477
Verus Securitization Trust 2018-2 - 144A		105,000	4.426	++	6/1/2058	107,030
Verus Securitization Trust 2018-3 - 144A		73,212	4.108	++	10/25/2058	75,178
Verus Securitization Trust 2019-INV2 - 144A		279,734	2.913	++	7/25/2059	285,670
						4,613,751

TOTAL CORPORATE BONDS & NOTES (Cost - $36,713,441)						38,191,770

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
FOREIGN GOVERNMENT BONDS - 1.1%
Qatar Government International Bond - 144A		$200,000	4.400		4/16/2050	$272,166
Saudi Government International Bond - 144A		200,000	3.250		10/22/2030	221,677
Turkey Government International Bond		130,000	7.375		2/5/2025	132,503
TOTAL FOREIGN GOVERNMENT BONDS (Cost - $621,244)						626,346

MUNICIPAL BONDS - 6.1%
City of Bristol VA		340,000	4.210		1/1/2042	359,169
City of San Antonio TX		145,000	1.963		2/1/2033	149,589
Clackamas & Washington Counties School District No 3		120,000	5.000		6/15/2032	165,922
Idaho Health Facilities Authority		135,000	5.020		3/1/2048	179,460
Klein Independent School District		95,000	5.000		8/1/2032	130,807
Massachusetts Bay Transportation Authority		120,000	5.250		7/1/2032	176,372
Rockdale County Water & Sewerage Authority		305,000	3.060		7/1/2024	320,674
Sales Tax Securitization Corp.		20,000	3.411		1/1/2043	21,116
San Diego County Regional Airport Authority		325,000	5.594		7/1/2043	344,409
State of California		385,000	7.600		11/1/2040	724,620
State of Texas		245,000	3.011		10/1/2026	270,679
State of Texas		600,000	3.211		4/1/2044	650,670
Texas Transportation Commission State Highway Fund		35,000	4.000		10/1/2033	44,445
University of California		115,000	4.428		5/15/2048	130,027
TOTAL MUNICIPAL BONDS - (Cost - $3,298,763)						3,667,959

U.S. GOVERNMENT & AGENCY - 21.6%
U.S. GOVERNMENT AGENCY - 4.5%
Fannie Mae Pool 735061		15,219	6.000		11/1/2034	17,983
Fannie Mae Pool 866009		13,729	6.000		3/1/2036	16,183
Fannie Mae Pool 938574		128,186	5.500		9/1/2036	149,893
Fannie Mae Pool 310041		53,753	6.500		5/1/2037	64,946
Fannie Mae Pool 909175		24,957	5.500		4/1/2038	28,740
Fannie Mae Pool 962752		19,519	5.000		4/1/2038	22,396
Fannie Mae Pool 909220		61,978	6.000		8/1/2038	72,016
Fannie Mae Pool AA7001		123,934	5.000		6/1/2039	142,372
Fannie Mae Pool AS6522		133,741	3.500		1/1/2046	143,113
Fannie Mae Pool AS7026		185,430	4.000		4/1/2046	199,093
Fannie Mae Pool BJ9260		310,137	4.000		4/1/2048	329,739
Fannie Mae Pool CA4128		156,601	3.000		9/1/2049	165,847
Fannie Mae Pool MA3803		390,068	3.500		10/1/2049	411,012
Fannie Mae Pool CA4978		221,930	3.000		1/1/2050	235,033
Fannie Mae Pool MA3905		504,544	3.000		1/1/2050	534,334
Freddie Mac Gold Pool G01980		143,789	5.000		12/1/2035	165,463
Freddie Mac Gold Pool G05888		20,921	5.500		10/1/2039	24,059
						2,722,222
U.S. TREASURY OBLIGATIONS - 17.1%
United States Treasury Bond		590,000	3.000		8/15/2048	847,607
United States Treasury Bond ^		1,100,000	2.875		5/15/2049	1,556,371
United States Treasury Bond ^		1,260,000	2.000		2/15/2050	1,514,215
United States Treasury Note		115,000	2.250		3/31/2021	116,628
United States Treasury Note ^		2,520,000	0.125		5/31/2022	2,520,541
United States Treasury Note		250,000	1.750		6/15/2022	257,661
United States Treasury Note		920,000	0.250		5/31/2025	922,174
United States Treasury Note		1,210,000	2.875		8/15/2028	1,441,720
United States Treasury Note		860,000	2.625		2/15/2029	1,014,716
						10,191,633

TOTAL U.S. GOVERNMENT & AGENCY (Cost - $12,222,480)						12,913,855

BANK LOANS - 4.4%
AEROSPACE - 0.2%
AI Convoy Luxembourg Sarl Facility B	6 Month LIBOR + 3.500%	94,763	3.687	+	1/20/2027	92,393
TransDigm, Inc. New Tranche E Term Loan	1 Month LIBOR + 2.250%	49,125	2.428	+	5/30/2025	46,059
						138,452
AIRLINES - 0.3%
American Airlines, Inc. 2018 Replacement Term Loan	1 Month LIBOR + 1.750%	103,939	1.922	+	6/28/2025	58,953
Mileage Plus Holdings LLC Initial Term Loan	3 Month LIBOR + 5.250%	120,000	5.422	+	6/20/2027	120,008
						178,961
AUTO MANUFACTURERS - 0.1%
Navistar, Inc. Tranche B Term Loan	1 Month LIBOR + 3.500%	87,975	3.687	+	11/06/2024	85,519

AUTO PARTS & EQUIPMENT - 0.1%
Cooper-Standard Automotive, Inc. Additional Term B-1 Loan	1 Month LIBOR + 2.000%	69,143	2.750	+	11/2/2023	55,315

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 4.4% (Continued)
BUILDING MATERIALS - 0.2%
AZEK Co. LLC New Term Loan	3 Month LIBOR + 3.750%	$40,087	4.750	+	5/4/2024	$39,938
Ingersoll-Rand Services Co. 2020 Spinco Tranche B-1 Dollar Term Loan	1 Month LIBOR + 1.750%	9,975	1.914	+	2/28/2027	9,621
Summit Materials LLC New Term Loan	1 Month LIBOR + 2.000%	98,237	2.178	+	11/20/2024	96,616
						146,175
CHEMICALS - 0.1%
HB Fuller Co. Commitment	1 Month LIBOR + 2.000%	48,610	2.187	+	10/20/2024	47,527

COMMERCIAL SERVICES - 0.1%
CHG Healthcare Services, Inc. New Term Loan (2017) (First Lien)	3 Month LIBOR + 3.000%	77,016	4.000	+	6/8/2023	75,992

ELECTRIC - 0.3%
APLP Holdings LP Term Loan (2020)	1 Month LIBOR + 2.500%	54,474	3.500	+	4/14/2025	53,668
Calpine Corp. Term Loan (2019)	1 Month LIBOR + 2.250%	99,000	2.428	+	4/04/2026	97,048
						150,716
ENTERTAINMENT - 0.0%
Aristocrat International Pty Ltd. Initial Term Loan	3 Month LIBOR + 3.750%	15,000	3.925	+	10/20/2024	15,113

FOOD SERVICE - 0.2%
Aramark Services, Inc. U.S. Term B-4 Loan	1 Month LIBOR + 1.750%	24,938	1.938	+	12/10/2026	23,862
TKC Holdings, Inc. Initial Term Loan (First Lien)	3 Month LIBOR + 3.750%	81,642	4.750	+	1/31/2023	76,839
						100,701
HEALTHCARE - SERVICES - 0.4%
Catalent Pharma Solutions, Inc. Dollar Term B-2 Loan	1 Month LIBOR + 2.250%	49,748	2.642	+	5/16/2026	49,603
Iqvia, Inc. Term B-3 Dollar Loan	3 Month LIBOR + 1.750%	107,800	2.058	+	6/12/2025	106,010
LifePoint Health, Inc. Term B Loan (First Lien)	1 Month LIBOR + 3.750%	82,732	3.928	+	11/16/2025	81,107
						236,720
HOUSEHOLD PRODUCTS - 0.2%
KIK Custom Products, Inc. Initial Loan	1 Month LIBOR + 4.000%	108,120	5.000	+	5/16/2023	106,938
Reynolds Consumer Products LLC Initial Term Loan	1 Month LIBOR + 1.750%	14,963	1.923	+	2/04/2027	14,710
						121,648
INSURANCE - 0.2%
Ryan Specialty Group LLC Term Loan	3 Month LIBOR + 3.250%	10,000	—	+	7/23/2027	9,950
Sedgwick Claims Management Services, Inc. Initial Term Loan	1 Month LIBOR + 3.250%	103,672	3.428	+	11/5/2025	99,247
						109,197
INTERNET- 0.1%
Pug LLC USD Term B Loan	1 Month LIBOR + 3.500%	64,675	3.673	+	2/01/2027	55,297

LODGING - 0.1%
Station Casinos LLC Term B-1 Facility Loan	1 Month LIBOR + 2.250%	39,739	2.423	+	2/01/2027	36,825

MACHINERY CONSTRUCTION & MINING - 0.2%
Brookfield WEC Holdings, Inc. Initial Term Loan (2020)	1 Month LIBOR + 3.000%	98,449	3.750	+	7/31/2025	96,603

MACHINERY - DIVERSIFIED - 0.1%
Gardner Denver, Inc. Series A New Term Loan	1 Month LIBOR + 2.750%	10,000	2.916	+	2/28/2027	9,885
Star US Bidco LLC Initial Term Loan	1 Month LIBOR + 4.250%	75,000	5.250	+	3/16/2027	69,235
						79,120
MEDIA / TELECOMMUNICATIONS - 0.2%
Nexstar Broadcasting, Inc. Term B-4 Loan	1 Month LIBOR + 2.750%	81,653	2.921	+	9/18/2026	79,695
Ziggo BV Term Loan I Facility	1 Month LIBOR + 2.500%	20,000	2.675	+	4/30/2028	19,268
						98,963
OIL & GAS - 0.1%
CITGO Petroleum Corp. 2019 Incremental Term B Loan	3 Month LIBOR + 5.000%	58,514	6.000	+	3/28/2024	56,832

PACKAGING & CONTAINERS - 0.1%
Berry Global, Inc. Term Y Loan	1 Month LIBOR + 2.000%	54,450	2.188	+	6/30/2026	52,944
Graham Packaging Co., Inc. Initial Term Loan	1 Month LIBOR + 3.750%	15,000	0.000	+	8/04/2027	14,985
						67,929
PHARMACEUTICALS - 0.1%
Bausch Health Americas, Inc. Initial Term Loan	1 Month LIBOR + 3.000%	7,662	3.176	+	6/02/2025	7,555
Bausch Health Americas, Inc. First Incremental Term Loan	1 Month LIBOR + 2.750%	24,000	2.926	+	11/28/2025	23,560
						31,115
PIPELINES - 0.0%
Buckeye Partners LP Initial Term Loan	1 Month LIBOR + 2.750%	24,938	2.921	+	10/31/2026	24,439

REGIONAL - 0.1%
Seminole Tribe of Florida, Inc. 2018 Replacement Term B Loan	1 Month LIBOR + 1.750%	90,689	1.928	+	7/08/2024	88,488

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 4.4% (Continued)
SOFTWARE - 0.3%
Boxer Parent Co., Inc. Initial Dollar Term Loan	1 Month LIBOR + 4.250%	$43,841	4.428	+	10/02/2025	$42,433
Dun & Bradstreet Corp. Initial Dollar Term Loan	1 Month LIBOR + 3.750%	94,763	3.922	+	2/06/2026	94,476
Ultimate Software Group, Inc.	3 Month LIBOR + 4.000%	40,000	4.187	+	5/04/2026	40,088
						176,997
TELECOMMUNICATIONS - 0.6%
CenturyLink, Inc. Term B Loan	1 Month LIBOR + 2.250%	39,788	2.423	+	3/16/2027	38,420
CommScope, Inc. Initial Term Loan	1 Month LIBOR + 3.250%	39,700	3.428	+	4/06/2026	38,997
Consolidated Communications, Inc. Initial Term Loan	1 Month LIBOR + 3.000%	44,769	4.000	+	10/04/2023	43,547
Telenet Financing USD LLC Term Loan AR Facility	1 Month LIBOR + 2.000%	110,000	2.175	+	4/30/2028	105,978
T-Mobile USA, Inc. Term Loan	1 Month LIBOR + 3.000%	70,000	3.173	+	3/31/2027	70,337
Zayo Group Holdings, Inc. Initial Dollar Term Loan	1 Month LIBOR + 3.000%	84,788	3.182	+	3/08/2027	82,582
						379,861

TOTAL BANK LOANS - (Cost - $2,756,862)						2,654,505

		Shares
COLLATERAL FOR SECURITIES LOANED - 10.4%
Mount Vernon Prime Portfolio #		6,188,182	0.260	+		6,188,182
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $6,188,182)

TOTAL INVESTMENTS - 107.5% (Cost - $61,800,972)						$64,242,617
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.5)%						(4,489,428)
NET ASSETS - 100.0%						$59,753,189

ABS - Asset Backed Security

CMO - Collateralized Mortgage Obligation

LLC - Limited Liability Corporation

LP - Limited Partnership

MBS - Mortgage Backed Security

REITS - Real Estate Investment Trust

^	All or a portion of these securities are on loan. Total loaned securities had a value of $6,063,389 at July 31, 2020.

+	Variable Rate security. Interest rate is as of July 31, 2020.

++	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $22,003,273 or 36.82% of net assets.

#	The Trust’s securities lending policies and procedures require that the borrower. (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(a)	Step-Up Bond; the interest rate shown is the rate in effect as of July 31, 2020.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund
July 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 93.4%
BASIC MATERIALS - 4.8%
Acuity Specialty Products, Inc., Initial Term Loan (First Lien)	LIBOR + 4.000%	$672,300	5.000	+	8/12/2024	$596,162
Ascend Performance Materials Operations LLC, Initial Term Loan	LIBOR + 5.250%	223,313	6.250	+	8/28/2026	224,708
Covia Holdings Corp., Initial Term Loan	LIBOR + 4.000%	459,359	8.250	+	5/31/2025	289,206
Diamond BV, Initial USD Term Loan	LIBOR + 3.000%	1,206,094	3.841	+	9/06/2024	1,144,584
Diamond BV, New Term Loan	LIBOR + 5.000%	190,000	6.000	+	9/06/2024	188,100
Element Solutions, Inc., Tranche B-1 Term Loan	LIBOR + 2.000%	724,016	2.178	+	1/30/2026	706,216
H.B. Fuller Co., Commitment Loan	LIBOR + 2.000%	908,870	2.187	+	10/20/2024	888,625
Hexion, Inc., USD Term Loan	LIBOR + 3.500%	569,250	3.796	+	6/30/2026	559,644
Ineos US Finance LLC, New 2024 Dollar Term Loan	LIBOR + 2.000%	2,275,964	2.178	+	3/31/2024	2,197,728
Innophos Holdings, Inc., Initial Term Loan	LIBOR + 3.750%	443,888	3.928	+	2/04/2027	440,003
Nouryon Finance BV, Initial Dollar Term Loan	LIBOR + 3.000%	750,000	3.178	+	9/30/2025	729,949
						7,964,925
COMMUNICATIONS - 16.7%
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien)	LIBOR + 3.250%	383,204	4.250	+	7/24/2021	364,883
Altice France SA, USD TLB-13 Incremental Term Loan	LIBOR + 4.000%	230,888	4.175	+	8/14/2026	226,619
CenturyLink, Inc., Term B Loan	LIBOR + 2.250%	731,325	2.423	+	3/16/2027	706,186
Charter Communications Operating LLC, Term B-2 Loan	LIBOR + 1.750%	2,228,175	1.928	+	1/31/2027	2,179,088
Clear Channel Outdoor Holdings, Inc., Term B Loan	LIBOR + 3.500%	840,009	4.341	+	8/20/2026	750,846
Consolidated Communications, Inc., Initial Term Loan	LIBOR + 3.000%	877,016	4.000	+	10/04/2023	853,078
CSC Holdings LLC, March 2017 Refinancing Term Loan	LIBOR + 2.250%	1,733,898	2.425	+	7/16/2025	1,681,525
CSC Holdings LLC, October 2018 Incremental Term Loan	LIBOR + 2.250%	374,300	2.425	+	1/16/2026	362,661
Diamond Sports Group LLC, Term Loan	LIBOR + 3.250%	603,175	3.430	+	8/24/2026	485,556
Frontier Communications Corp., Term B-1 Loan	LIBOR + 3.750%	413,936	5.365	+	6/16/2024	408,762
Hoya Midco LLC., Initial Term Loan (First Lien)	LIBOR + 3.500%	649,018	4.500	+	6/28/2024	541,930
iHeart Communications, Inc., Escrow Bond #		1,605,000	—		5/01/2023	—
iHeart Communications, Inc., New Term Loan	LIBOR + 3.000%	1,432,800	3.173	+	4/30/2026	1,345,242
Intelsat Jackson Holdings S.A., DIP Facility	LIBOR + 5.500%	94,008	5.682	+	7/12/2021	95,986
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan	LIBOR + 5.750%	660,000	8.000	+	11/28/2023	666,445
Intelsat Jackson Holdings S.A., Tranche B-5 Term Loan	LIBOR + 6.625%	354,000	8.625	+	1/02/2024	358,108
Level 3 Financing, Inc., Tranche B 2027 Term Loan	LIBOR + 1.750%	1,936,567	1.928	+	2/28/2027	1,880,494
Mcgraw-Hill Global Education Holdings LLC, Term B Loan (First Lien)	LIBOR + 4.000%	954,693	5.000	+	5/04/2022	835,896
Mediacom Illinois LLC, Tranche N Term Loan	LIBOR + 1.750%	746,627	1.863	+	2/16/2024	744,760
Meredith Corp., Tranche B-2 Term Loan	LIBOR + 2.500%	520,864	3.341	+	2/01/2025	493,519
Nexstar Broadcasting, Inc., Term B-4 Loan	LIBOR + 2.750%	1,008,199	2.921	+	9/18/2026	984,022
Northwest Fiber LLC, Term B Loan (First Lien)	LIBOR + 5.500%	160,000	5.671	+	4/30/2027	159,534
Numericable US LLC, USD TLB-11 Term Loan	LIBOR + 2.750%	630,500	2.928	+	8/01/2025	606,188
Numericable US LLC, USD TLB-12 Term Loan	LIBOR + 3.688%	776,764	3.862	+	2/01/2026	761,873
Plantronics, Inc., Initial Term B Loan	LIBOR + 2.500%	385,000	2.862	+	7/02/2025	357,168
Pug LLC, USD Term B Loan	LIBOR + 3.500%	746,250	3.673	+	2/01/2027	638,044
Rodan & Fields LLC, Closing Date Term Loan	LIBOR + 4.000%	632,100	4.175	+	6/16/2025	353,976
SBA Senior Finance II LLC, Initial Term Loan	LIBOR + 1.750%	1,136,344	1.928	+	4/12/2025	1,105,612
Sinclair Television Group, Inc., Tranche B Term Loan	LIBOR + 2.250%	1,004,767	2.428	+	1/04/2024	980,909
Telenet Financing USD LLC., Term Loan AR Facility	LIBOR + 2.000%	705,000	2.175	+	4/30/2028	679,225
Telesat Canada, Term B-5 Loan	LIBOR + 2.750%	812,957	2.928	+	12/08/2026	790,178
T-Mobile USA, Inc., Term Loan	LIBOR + 3.000%	1,105,000	3.173	+	3/31/2027	1,110,315
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan	LIBOR + 2.750%	1,992,315	3.750	+	3/16/2024	1,916,896
Virgin Media Bristol LLC, N Facility	LIBOR + 2.500%	690,000	2.675	+	2/01/2028	671,132
West Corporation, Initial Term B Loan	LIBOR + 4.000%	439,520	5.000	+	10/10/2024	388,721
West Corporation, Incremental Term B-1 Loan	LIBOR + 3.500%	245,000	4.500	+	10/10/2024	214,205
Zayo Group Holdings, Inc., Initial Dollar Term Loan	LIBOR + 3.000%	548,625	3.182	+	3/08/2027	534,353
Ziggo Financing Partnership, Term Loan I Facility	LIBOR + 2.500%	475,000	2.675	+	4/30/2028	457,613
						27,691,548

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 93.4% (Continued)
CONSUMER, CYCLICAL - 14.2%
Accuride Corp., 2017 Refinancing Term Loan	LIBOR + 5.250%	$445,096	6.250	+	11/16/2023	$302,665
Affinity Gaming, Initial Term Loan	LIBOR + 3.250%	353,541	4.250	+	6/30/2023	302,131
American Airlines, Inc., 2017 Class B Term Loan	LIBOR + 2.000%	85,440	2.166	+	4/28/2023	65,447
American Airlines, Inc., 2017 Class B Term Loan	LIBOR + 2.000%	484,564	2.175	+	12/16/2023	369,116
American Axle & Manufacturing, Inc., Tranche B Term Loan	LIBOR + 2.250%	1,255,482	3.000	+	4/06/2024	1,225,664
American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan	LIBOR + 2.000%	1,100,755	2.178	+	1/16/2027	1,071,948
Aramark Intermediate HoldCo Corp., U.S. Term B-2 Loan	LIBOR + 1.750%	195,170	1.928	+	3/28/2024	186,533
Aramark Intermediate HoldCo Corp., U.S. Term B-3 Loan	LIBOR + 1.750%	1,357,024	1.928	+	3/12/2025	1,297,939
Aristocrat Leisure Ltd., Initial Term Loan	LIBOR + 3.750%	50,000	3.925	+	10/20/2024	50,375
Aristocrat Leisure Ltd., Term B-3 Loan	LIBOR + 1.750%	1,368,045	2.021	+	10/20/2024	1,335,670
Bass Pro Group LLC, Initial Term Loan	LIBOR + 5.000%	921,854	5.750	+	9/24/2024	919,190
Caesars Resort Collection LLC, Term B-1 Loan	LIBOR + 4.500%	1,020,000	4.687	+	6/20/2025	985,417
Carlisle FoodService Products, Inc., Initial Term Loan (First Lien)	LIBOR + 3.000%	548,204	4.000	+	3/20/2025	504,348
Carnival Corp., Initial Advance (USD)	LIBOR + 7.500%	130,000	7.672	+	6/30/2025	127,915
CDS US Intermediate Holdings, Inc., Term B Loan (First Lien)	LIBOR + 5.500%	617,586	6.500	+	7/08/2022	303,744
CityCenter Holdings LLC, Term B Loan	LIBOR + 2.250%	770,881	3.000	+	4/18/2024	715,956
Clarios Global LP, Initial Dollar Term Loan (First Lien)	LIBOR + 3.500%	848,115	3.667	+	4/30/2026	830,444
Cooper-Standard Automotive, Inc., Additional Term B-1 Loan	LIBOR + 2.000%	437,491	2.750	+	11/02/2023	349,993
DexKo Global, Inc., Replacement U.S. Dollar Term B Loan (First Lien)	LIBOR + 3.500%	507,968	4.500	+	7/24/2024	486,697
First Brands Group LLC, Tranche B-2 Term Loan (First Lien)	LIBOR + 7.000%	290,000	8.000	+	2/02/2024	276,951
Flutter Entertainment PLC, UDS Term Loan	LIBOR + 3.500%	472,919	3.808	+	7/10/2025	473,588
Gateway Casinos & Entertainment Ltd., Initial Term Loan	LIBOR + 3.000%	494,900	3.308	+	11/30/2023	399,632
Golden Nugget, Inc., Initial B Term Loan	LIBOR + 2.500%	1,161,254	3.250	+	10/04/2023	980,423
Harbor Freight Tools USA, Inc., Initial Loan (2018)	LIBOR + 2.500%	715,000	3.250	+	8/18/2023	702,387
Isagenix International LLC, Senior Lien Term Loan	LIBOR + 5.750%	530,237	6.750	+	6/14/2025	213,421
Kestrel Bidco, Inc., Term Loan	LIBOR + 3.000%	776,100	4.000	+	12/12/2026	578,629
Leslie’s Poolmart, Inc., Tranche B-2 Term Loan	LIBOR + 3.500%	480,000	3.859	+	8/16/2023	468,974
Libbey Glass, Inc., Initial Loan	LIBOR + 5.000%	548,797	5.905	+	4/09/2021	100,441
Michaels Stores, Inc., 2018 New Replacement Term B Loan	LIBOR + 2.500%	880,478	3.500	+	1/30/2023	842,507
Mileage Plus Holdings LLC, Initial Term Loan	LIBOR + 5.250%	830,000	5.422	+	6/20/2027	830,054
Navistar, Inc., Tranche B Term Loan	LIBOR + 3.500%	918,850	3.687	+	11/06/2024	893,196
Neiman Marcus Group Ltd. LLC, Initial Term Loan (DP)	LIBOR + 12.750%	255,697	12.916	+	10/08/2020	262,730
Neiman Marcus Group Ltd. LLC, Cash Pay Extended Term Loan	LIBOR + 8.000%	990,138	6.655	+	10/25/2023	201,567
PCI Gaming Authority, Term B Facility Loan	LIBOR + 2.500%	566,484	2.678	+	5/28/2026	545,461
Playa Resorts Holding BV, Initial Term Loan	LIBOR + 2.750%	360,000	3.750	+	4/28/2024	310,523
Scientific Games International, Inc., Initial Term B-5 Loan	LIBOR + 2.750%	784,138	3.460	+	8/14/2024	716,506
Serta Simmons Bedding LLC, Initial Term Loan (First Lien)	LIBOR + 3.500%	295,290	4.500	+	11/08/2023	76,185
Siteone Landscape Supply LLC, Tranche E Term Loan	LIBOR + 2.750%	683,789	3.750	+	10/28/2024	678,373
Station Casinos LLC, Term B-1 Facility Loan	LIBOR + 2.250%	447,065	2.423	+	2/01/2027	414,279
Tenneco, Inc., Tranche B Term Loan	LIBOR + 3.000%	783,075	3.178	+	9/30/2025	683,601
TI Group Automotive Systems LLC, Initial US Term Loan	LIBOR + 2.500%	356,576	3.250	+	6/30/2022	348,553
TKC Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 3.750%	696,386	4.750	+	1/31/2023	655,421
UFC Holdings LLC, Term B-1 Loan (First Lien)	LIBOR + 3.250%	559,648	4.250	+	4/28/2026	545,542
						23,630,136
CONSUMER, NON-CYCLICAL - 24.8%
Accelerated Health Systems LLC, Initial Term Loan	LIBOR + 3.500%	458,025	3.675	+	11/01/2025	444,284
Advanz Pharma Corp., Initial Dollar Term Loan	LIBOR + 5.500%	535,495	6.500	+	9/06/2024	501,224
AHP Health Partners, Inc., Term Loan	LIBOR + 4.500%	565,437	5.500	+	6/30/2025	562,610
AlixPartners LLP, 2017 Refinancing Term Loan	LIBOR + 2.500%	1,211,751	2.678	+	4/04/2024	1,189,412
Avantor Funding, Inc., Initial B-3 Dollar Term Loan	LIBOR + 2.250%	628,425	3.250	+	11/20/2024	625,283
Bausch Health Companies, Inc., Initial Term Loan	LIBOR + 3.000%	963,817	3.176	+	6/02/2025	950,343
Bausch Health Companies, Inc., First Incremental Term Loan	LIBOR + 2.750%	172,000	2.926	+	11/28/2025	168,847
Catalent Pharma Solutions, Inc., Dollar Term B-2 Loan	LIBOR + 2.250%	731,297	2.642	+	5/16/2026	729,166
CHG Healthcare Services, Inc., New Term Loan (2017) (First Lien)	LIBOR + 3.000%	810,103	4.000	+	6/08/2023	799,324
CHG PPC Parent LLC, Initial Term Loan (First Lien)	LIBOR + 2.750%	578,200	2.928	+	4/01/2025	562,300
Chobani LLC, New Term Loan (First Lien)	LIBOR + 3.500%	1,180,214	4.500	+	10/10/2023	1,172,508
CPI Acquisition, Inc., Term Loan (First Lien)	LIBOR + 4.500%	858,336	5.500	+	8/16/2022	700,509
CPI Holdco LLC, Closing Date Term Loan (First Lien)	LIBOR + 4.250%	224,438	4.428	+	11/04/2026	222,193

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 93.4% (Continued)
CONSUMER, NON-CYCLICAL - 24.8% (Continued)
Dole Food Company, Inc., Tranche B Term Loan	LIBOR + 2.750%	$1,184,415	3.750	+	4/04/2024	$1,159,560
DynCorp International, Inc., Term Loan	LIBOR + 6.000%	298,375	7.000	+	8/18/2025	288,796
Elanco Animal Health, Inc., Term Loan	LIBOR + 1.750%	790,000	1.916	+	2/04/2027	772,225
Endo Luxembourg Finance Company I SARL, Initial Term Loan	LIBOR + 4.250%	738,098	4.495	+	4/28/2024	709,120
Envision Healthcare Corp., Initial Term Loan	LIBOR + 3.750%	1,114,356	3.928	+	10/10/2025	741,632
eResearchTechnology, Inc., Initial Term Loan (First Lien)	LIBOR + 4.500%	455,000	4.678	+	11/20/2026	454,572
Froneri International Ltd., Facility B2 (First Lien)	LIBOR + 2.250%	760,000	2.423	+	1/30/2027	731,093
Garda World Security Corp., Initial Term Loan	LIBOR + 4.750%	350,000	4.922	+	10/30/2026	347,594
Gentiva Health Services, Inc., Term B Loan (First Lien)	LIBOR + 3.250%	292,780	3.428	+	7/02/2025	289,303
Greatbatch Ltd., New Term B Loan (2019)	LIBOR + 2.500%	546,865	3.500	+	10/28/2022	542,507
Greenrock Finance, Inc., Initial USD Term B Loan (First Lien)	LIBOR + 3.500%	248,628	4.500	+	6/28/2024	233,593
Heartland Dental LLC, Initial Term Loan	LIBOR + 3.500%	612,447	3.678	+	4/30/2025	545,271
Herbalife Nutrition Ltd., Term Loan B	LIBOR + 2.750%	547,215	2.928	+	8/18/2025	540,947
H-Food Holdings LLC, Initial Term Loan	LIBOR + 3.688%	1,376,225	3.866	+	5/24/2025	1,332,791
Hostess Brands LLC, 2019 Refinancing Term B Loan (First Lien)	LIBOR + 2.250%	909,231	3.066	+	8/04/2025	891,992
Iqvia, Inc., Term B-1 Dollar Loan	LIBOR + 1.750%	144,019	1.928	+	3/08/2024	141,697
Iqvia, Inc., Incremental Term B-2 Dollar Loan	LIBOR + 1.750%	72,938	1.928	+	1/16/2025	71,771
Iqvia, Inc., Term B-3 Dollar Loan	LIBOR + 1.750%	1,129,962	2.058	+	6/12/2025	1,111,199
Jaguar Holding Company I LLC, 2018 Term Loan	LIBOR + 2.500%	1,140,312	3.500	+	8/18/2022	1,137,461
JBS USA Lux S.A., New Term Loan	LIBOR + 2.000%	990,785	2.308	+	4/30/2026	961,790
Kronos Acquisition Intermediate, Inc., Initial Loan	LIBOR + 4.000%	2,076,837	5.000	+	5/16/2023	2,054,127
LifePoint Health, Inc., Term B Loan (First Lien)	LIBOR + 3.750%	1,031,246	3.928	+	11/16/2025	1,010,987
Milk Specialties Company, New Term Loan	LIBOR + 4.000%	523,585	5.000	+	8/16/2023	504,343
NAB Holdings LLC, 2018 Refinancing Term Loan	LIBOR + 3.000%	955,029	4.000	+	6/30/2024	923,991
National Mentor Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 4.250%	270,188	4.428	+	3/08/2026	265,234
National Mentor Holdings, Inc., Initial Term C Loan (First Lien)	LIBOR + 4.250%	12,302	4.428	+	3/08/2026	12,076
One Call Corp., Extended Term Loan (First Lien)	LIBOR + 5.250%	252,202	6.250	+	11/28/2022	226,246
Ortho-Clinical Diagnostics, Inc., Second Amendment New Term Loan	LIBOR + 3.250%	787,183	3.416	+	6/30/2025	767,504
Parexel International Corp., Initial Term Loan	LIBOR + 2.750%	864,513	2.928	+	9/28/2024	833,326
Parfums Holding Co., Inc., Initial Term Loan (First Lien)	LIBOR + 4.250%	691,601	5.250	+	6/30/2024	645,568
Pathway Vet Alliance LLC, Initial Term Loan (First Lien)	LIBOR + 4.000%	465,061	4.178	+	4/01/2027	456,634
Pathway Vet Alliance LLC, Initial DDTL Loan (First Lien)	LIBOR + 4.000%	37,797	4.176	+	4/01/2027	37,112
PetVet Care Centers LLC, Initial Term Loan (First Lien)	LIBOR + 2.750%	889,300	2.928	+	2/14/2025	860,620
PetVet Care Centers LLC, 2018 Term Loan (First Lien)	LIBOR + 3.250%	63,012	3.724	+	2/14/2025	61,595
Phoenix Guarantor, Inc., Tranche B-1 Term Loan (First Lien)	LIBOR + 3.250%	537,638	3.425	+	3/04/2026	527,558
Refinitiv US Holdings, Inc., Initial Dollar Term Loan	LIBOR + 3.250%	1,333,988	3.428	+	9/30/2025	1,325,651
Reynolds Consumer Products LLC, Initial Term Loan	LIBOR + 1.750%	1,107,225	1.923	+	2/04/2027	1,088,541
Select Medical Corp., Tranche B Term Loan	LIBOR + 2.500%	632,966	2.672	+	3/06/2025	617,408
Shearer’s Foods LLC, Refinancing Term Loan (First Lien)	LIBOR + 4.250%	1,153,067	5.250	+	4/01/2022	1,147,843
Sigma Holdco BV, Facility B2	LIBOR + 3.000%	845,819	3.369	+	7/02/2025	828,903
Sotera Health Holdings LLC, Initial Term Loan (First Lien)	LIBOR + 4.500%	952,613	4.678	+	11/22/2026	951,917
St. George’s University Scholastic Services LLC, Term Loan	LIBOR + 3.250%	798,480	3.428	+	7/16/2025	789,996
Surgery Center Holdings, Inc., Initial Term Loan	LIBOR + 3.250%	813,658	4.250	+	9/04/2024	771,706
Surgery Center Holdings, Inc., 2020 Incremental Term Loan	LIBOR + 8.000%	84,788	9.000	+	9/04/2024	86,102
Trans Union LLC, 2019 Replacement Term B-5 Loan	LIBOR + 1.750%	1,230,467	1.928	+	11/16/2026	1,201,243
Viant Medical Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 3.750%	828,852	3.928	+	7/02/2025	723,865
WEX, Inc., Term B-3 Loan	LIBOR + 2.250%	870,241	2.417	+	5/16/2026	843,903
						41,196,916
ENERGY - 1.4%
California Resources Corp., Initial Loan	LIBOR + 4.750%	405,000	5.750	+	1/01/2023	156,215
CITGO Holding, Inc., Term Loan	LIBOR + 7.000%	343,913	8.000	+	7/31/2023	329,296
CITGO Petroleum Corp., 2019 Incremental Term B Loan	LIBOR + 5.000%	543,930	6.000	+	3/28/2024	528,292
Fieldwood Energy LLC, Closing Date Loan (First Lien)	LIBOR + 5.250%	605,554	6.250	+	4/12/2022	150,377
Gavilan Resources LLC, Initial Term Loan (Second Lien)	LIBOR + 8.000%	490,000	6.363	+	2/29/2024	7,350
Medallion Midland Acquisition LLC, Initial Term Loan	LIBOR + 3.250%	653,895	4.250	+	10/30/2024	590,467
Paragon Offshore Finance Co., Term Loan	LIBOR + 2.750%	1,153	—	+	7/18/2021	—
Traverse Midstream Partners LLC, Advance	LIBOR + 4.000%	671,231	5.000	+	9/28/2024	590,082
						2,352,079

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 93.4% (Continued)
FINANCIAL - 4.8%
Acrisure LLC, 2020 Term Loan (First Lien)	LIBOR + 3.500%	$450,000	3.678	+	2/16/2027	$434,700
Asurion LLC, Amendment No. 14 Replacement B-4 Term Loan	LIBOR + 3.000%	509,461	3.178	+	8/04/2022	503,602
Asurion LLC, Replacement B-6 Term Loan	LIBOR + 3.000%	319,699	3.178	+	11/04/2023	315,703
Asurion LLC, New B-7 Term Loan	LIBOR + 3.000%	382,200	3.178	+	11/04/2024	376,945
Asurion LLC, Second Lien Replacement B-2 Term Loan	LIBOR + 6.500%	401,550	6.678	+	8/04/2025	405,565
Blackhawk Network Holdings, Inc., Term Loan (First Lien)	LIBOR + 3.000%	859,722	3.178	+	6/16/2025	802,765
Deerfield Dakota Holding LLC, Initial Dollar Term Loan (First Lien)	LIBOR + 3.750%	830,000	3.916	+	3/06/2027	820,588
Ellie Mae, Inc., Term Loan (First Lien)	LIBOR + 3.750%	1,037,163	4.058	+	4/16/2026	1,023,446
iStar, Inc., Loan	LIBOR + 2.750%	208,813	2.921	+	6/28/2023	204,115
Pl UK Holdco II Ltd., Facility B1	LIBOR + 3.500%	1,648,754	4.500	+	1/04/2025	1,575,145
Ryan Specialty Group LLC, Term Loan	LIBOR + 3.250%	90,000	3.405	+	7/23/2027	89,550
Sedgwick Claims Management Services, Inc., Initial Term Loan	LIBOR + 3.250%	1,349,450	3.428	+	1/01/2026	1,291,855
Sedgwick Claims Management Services, Inc., 2019 Term Loan	LIBOR + 4.000%	193,050	4.178	+	9/04/2026	189,034
						8,033,013
INDUSTRIALS - 16.7%
Al Convoy SARL, Facility B (USD)	LIBOR + 3.500%	753,538	3.687	+	1/20/2027	734,699
Anchor Glass Container Corp., July 2017 Additional Term Loan (First Lien)	LIBOR + 2.750%	686,270	3.750	+	12/08/2023	523,624
Anchor Glass Container Corp., Term Loan (Second Lien)	LIBOR + 7.750%	244,000	8.750	+	12/08/2024	92,110
Atlantic Aviation FBO, Inc., Term Loan	LIBOR + 3.750%	378,050	3.928	+	12/06/2025	359,777
Berlin Packaging LLC, Initial Term Loan (First Lien)	LIBOR + 3.000%	907,273	3.829	+	11/08/2025	875,972
Berry Global, Inc., Term W Loan	LIBOR + 2.000%	308,192	2.188	+	9/30/2022	303,396
Berry Global, Inc., Term X Loan	LIBOR + 2.000%	514,306	2.188	+	1/20/2024	504,342
Berry Global, Inc., Term Y Loan	LIBOR + 2.000%	630,889	2.188	+	6/30/2026	613,441
Brookfield WEC Holdings, Inc., Initial Term Loan (2020)	LIBOR + 3.000%	1,456,460	3.750	+	7/31/2025	1,429,152
BWay Holding Co., Initial Term Loan	LIBOR + 3.250%	970,885	3.523	+	4/04/2024	909,840
Circor International, Inc., New Term Loan	LIBOR + 3.250%	735,114	4.250	+	12/12/2024	717,886
CPG International LLC, New Term Loan	LIBOR + 3.750%	1,017,779	4.750	+	5/04/2024	1,013,988
Filtration Group Corp., Initial Dollar Term Loan	LIBOR + 3.000%	813,357	3.178	+	4/01/2025	797,664
Fluidra SA, Tranche B-1 USD Term Loan	LIBOR + 2.000%	713,959	2.178	+	7/02/2025	697,895
Fort Dearborn Holding Company, Inc., Initial Term Loan (First Lien)	LIBOR + 4.000%	1,086,290	5.000	+	10/20/2023	1,040,801
Gardner Denver, Inc., Series A New Term Loan	LIBOR + 2.750%	50,000	2.916	+	2/28/2027	49,425
Gardner Denver, Inc., 2020 GDI Tranche B-2 Dollar Term Loan	LIBOR + 1.750%	826,912	1.928	+	2/28/2027	797,557
Gates Global LLC, Initial B-2 Dollar Term Loan	LIBOR + 2.750%	556,884	3.750	+	3/31/2024	545,515
GFL Environmental, Inc., Effective Date Incremental Term Loan	LIBOR + 3.000%	934,199	4.000	+	5/30/2025	931,345
Graham Packaging Company, Inc., Initial Term Loan	LIBOR + 3.750%	280,000	3.905	+	8/04/2027	279,724
Ingersoll-Rand Services Co., 2020 Spinco Tranche B-1 Dollar Term Loan	LIBOR + 1.750%	189,525	1.914	+	2/28/2027	182,797
Klockner Pentaplast Of America, Inc., Dollar Term Loan	LIBOR + 4.250%	1,048,902	5.250	+	6/30/2022	1,001,623
Landry’s Finance Acquisition Co., B Term Loan	LIBOR + 12.000%	15,000	12.166	+	10/04/2023	17,025
NN, Inc., Tranche B Term Loan	LIBOR + 5.750%	210,234	6.500	+	10/20/2022	191,605
NN, Inc., Extended 2017 Incremental Term Loan	LIBOR + 5.750%	165,300	5.928	+	10/20/2022	150,653
Patriot Container Corp., Closing Date Term Loan (First Lien)	LIBOR + 3.500%	715,142	4.500	+	3/20/2025	697,263
Quikrete Holdings, Inc., Initial Loan (First Lien)	LIBOR + 2.500%	782,606	2.678	+	1/31/2027	758,102
RBS Global, Inc., Term B Loan (2019)	LIBOR + 1.750%	690,492	1.922	+	8/20/2024	684,202
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan	LIBOR + 2.750%	1,166,474	2.928	+	2/04/2023	1,146,422
Spectrum Holdings III Corp., Closing Date Term Loan (First Lien)	LIBOR + 3.250%	431,420	4.250	+	2/01/2025	377,583
Star US Bidco LLC, Initial Term Loan	LIBOR + 4.250%	480,000	5.250	+	3/16/2027	443,102
Summit Materials LLC, New Term Loan	LIBOR + 2.000%	1,315,279	2.178	+	11/20/2024	1,293,577
Titan Acquisition Ltd., Initial Term Loan	LIBOR + 3.000%	993,359	3.308	+	3/28/2025	919,274
Transdigm, Inc., Tranche G Refinancing Term Loan	LIBOR + 2.250%	728,641	2.428	+	8/22/2024	684,209
Transdigm, Inc., Tranche E Refinancing Term Loan	LIBOR + 2.250%	787,149	2.428	+	5/30/2025	738,015
Transdigm, Inc., Tranche F Refinancing Term Loan	LIBOR + 2.250%	898,304	2.428	+	12/08/2025	843,364
TRC Companies, Inc., 2019 Incremental Term Loan	LIBOR + 5.000%	496,250	5.181	+	6/20/2024	472,991
Tricorbraun Holdings, Inc., Closing Date Term Loan (First Lien)	LIBOR + 3.750%	722,261	4.750	+	11/30/2023	714,139
Trident TPI Holdings, Inc., Tranche B-1 Term Loan	LIBOR + 3.000%	876,790	4.000	+	10/16/2024	859,473
Tunnel Hill Partners LP, Initial Term Loan	LIBOR + 3.500%	646,813	3.808	+	2/06/2026	611,238
US Farathane LLC, Term B-4 Loan	LIBOR + 3.500%	759,429	4.500	+	12/24/2021	575,898
Vertical Midco GmbH, Facility B (USD)	LIBOR + 4.250%	290,000	4.405	+	7/29/2027	286,466
Vertiv Group Corp., Initial Term Loan	LIBOR + 3.000%	877,800	3.178	+	3/02/2027	860,244
						27,727,418

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 93.4% (Continued)
TECHNOLOGY - 7.7%
Applied Systems, Inc., Closing Date Term Loan (First Lien)	LIBOR + 3.250%	$985,775	4.250	+	9/20/2024	$978,929
Aston Finco SARL, Dollar Term Loan (First Lien)	LIBOR + 4.250%	239,400	4.428	+	10/08/2026	230,197
Azalea TopCo, Inc., Initial Term Loan (First Lien)	LIBOR + 3.500%	297,750	4.341	+	7/24/2026	293,409
Boxer Parent Company, Inc., Initial Dollar Term Loan	LIBOR + 4.250%	692,375	4.428	+	10/02/2025	670,139
Cardtronics USA, Inc., Initial Term Loan	LIBOR + 4.000%	540,000	4.166	+	6/28/2027	538,650
Dell International LLC, Refinancing Term B-1 Loan	LIBOR + 2.000%	1,384,092	2.750	+	9/20/2025	1,367,490
Dun & Bradstreet Corp., Initial Term Borrowing	LIBOR + 3.750%	842,888	3.922	+	2/06/2026	840,342
Epicor Software Corp., 2020 Refinancing Term Long	LIBOR + 4.250%	810,000	4.405	+	7/30/2027	810,365
Everi Payments, Inc., Term Loan	LIBOR + 10.500%	30,000	11.500	+	5/08/2024	30,450
Everi Payments, Inc., Term B Loan	LIBOR + 2.750%	966,571	3.750	+	5/08/2024	923,800
Navircure, Inc., Initial Term Loan (First Lien)	LIBOR + 4.000%	339,150	4.178	+	10/22/2026	332,648
NCR Corp., Initial Term Loan (2019)	LIBOR + 2.500%	734,853	2.678	+	8/28/2026	714,645
Science Applications International Corp., Tranche B2 Loan	LIBOR + 2.250%	481,667	2.428	+	3/12/2027	455,767
SS&C Technologies Holdings, Inc., Term B-5 Loan	LIBOR + 1.750%	1,038,160	1.928	+	4/16/2025	1,010,908
Tempo Acquisition LLC, Initial Term Loan	LIBOR + 2.750%	779,387	2.928	+	4/30/2024	762,435
Ultimate Software Group, Inc., 2020 Incremental Term Loan (First Lien)	LIBOR + 4.000%	1,405,000	4.187	+	5/04/2026	1,408,077
Ultimate Software Group, Inc., Initial Term Loan (2020) (Second Lien)	LIBOR + 6.750%	30,000	6.937	+	5/04/2027	30,625
Vertafore, Inc., Initial Term Loan (First Lien)	LIBOR + 3.250%	1,170,949	3.428	+	7/02/2025	1,118,203
Zelis Cost Management Buyer, Inc., Initial Term Loan	LIBOR + 4.750%	308,450	4.928	+	9/30/2026	308,285
						12,825,364
UTILITIES - 2.3%
APLP Holdings LP, Term Loan (2020)	LIBOR + 2.500%	673,269	3.500	+	4/14/2025	663,308
Calpine Construction Finance Co. LP, Term B Loan	LIBOR + 2.000%	706,057	2.178	+	1/16/2025	686,994
Calpine Corp., Term Loan	LIBOR + 2.000%	969,723	2.178	+	8/12/2026	945,146
Hamilton Projects Acquiror LLC, Term Loan	LIBOR + 4.750%	525,000	5.750	+	6/16/2027	524,178
Lightstone Holdco LLC, Refinancing Term B Loan	LIBOR + 3.750%	470,678	4.750	+	1/30/2024	402,051
Lightstone Holdco LLC, Refinancing Term C Loan	LIBOR + 3.750%	26,547	4.750	+	1/30/2024	22,676
PG&E Corp., Loan	LIBOR + 4.500%	170,000	4.676	+	6/24/2025	168,513
Texas Competitive Electric Holdings Co. LLC Escrow Bonds #		635,000	11.500		8/10/2070	445
Vistra Operations Co. LLC, 2018 Incremental Term Loan	LIBOR + 1.750%	348,085	2.257	+	1/01/2026	343,408
						3,756,719
TOTAL BANK LOANS (Cost - $163,527,971)						155,178,118

BONDS & NOTES - 5.1%
AEROSPACE/DEFENSE - 0.2%
Boeing Co.		172,000	4.875		5/01/2025	186,326
Howmet Aerospace, Inc.		115,000	6.875		5/01/2025	130,733
						317,059
APPAREL - 0.1%
Hanesbrands, Inc. - 144A		210,000	5.375		5/15/2025	226,013

COMMERCIAL SERVICES - 0.2%
Garda World Security Corp. - 144A		225,000	4.625		2/15/2027	231,873
Jaguar Holding Co. II - 144A		145,000	4.625		6/15/2025	151,761
						383,634
COMPUTERS - 0.1%
Tempo Acquisition LLC - 144A		85,000	5.750		6/01/2025	89,834

DIVERSIFIED FINANCIAL SERVICES - 0.2%
Springleaf Finance Corp.		250,000	6.125		5/15/2022	263,906

ELECTRIC - 0.8%
DPL, Inc. - 144A		220,000	4.125		7/01/2025	231,972
Vistra Operations Co. LLC -144A ^		460,000	3.550		7/15/2024	484,223
Vistra Operations Co. LLC -144A		590,000	3.700		1/30/2027	624,465
						1,340,660
ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
Wesco Distribution, Inc. - 144A		60,000	7.125		6/15/2025	65,923

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2020

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
BONDS & NOTES - 5.1% (Continued)
ENTERTAINMENT - 0.1%
Colt Merger Sub, Inc. - 144A	$80,000	6.250	7/01/2025	$83,558

FOOD - 0.1%
Dole Food Co., Inc. - 144A	175,000	7.250	6/15/2025	173,013

HEALTHCARE-SERVICES - 0.9%
Community Health Systems, Inc. - 144A	215,000	6.625	2/15/2025	217,752
LifePoint Health, Inc. - 144A	5,000	6.750	4/15/2025	5,400
LifePoint Health, Inc. - 144A	135,000	4.375	2/15/2027	138,295
One Call Corp. - 144A	712,081	7.500	7/01/2024	607,049
Tenet Healthcare Corp. ^	405,000	4.625	7/15/2024	412,493
Tenet Healthcare Corp. - 144A	50,000	7.500	4/01/2025	55,388
				1,436,377
HOME BUILDERS - 0.2%
Lennar Corp.	420,000	2.950	11/29/2020	419,784

INSURANCE - 0.1%
Acrisure LLC - 144A	90,000	8.125	2/15/2024	95,836

INVESTMENT COMPANIES - 0.2%
Icahn Enterprises ^	360,000	4.750	9/15/2024	367,763

IRON/STEEL - 0.0%
Cleveland-Cliffs, Inc. - 144A	50,000	6.750	3/15/2026	50,313

LEISURE PRODUCTS - 0.0%
Carnival Corp. - 144A	45,000	11.500	4/01/2023	49,007

MEDIA - 0.5%
CCO Holdings LLC - 144A	180,000	4.000	3/01/2023	183,261
Clear Channel Worldwide Holdings, Inc. - 144A	65,000	5.125	8/15/2027	63,781
Diamond Sports Group LLC - 144A ^	210,000	5.375	8/15/2026	162,222
iHeartCommunications, Inc.	96,514	6.375	5/01/2026	101,807
iHeartCommunications, Inc.	174,933	8.375	5/01/2027	174,976
Sirius XM Radio, Inc. - 144A	85,000	4.625	7/15/2024	89,611
				775,658
OIL & GAS - 0.1%
Citgo Holdings, Inc. - 144A	150,000	9.250	8/01/2024	150,375

PACKAGING & CONTAINERS - 0.4%
Ardagh Packaging Finance PLC - 144A	475,000	4.125	8/15/2026	493,549
Ardagh Packaging Finance PLC - 144A	200,000	5.250	8/15/2027	209,554
				703,103
PHARMACEUTICALS - 0.3%
Bausch Health Companies, Inc. - 144A ^	445,000	5.500	11/01/2025	462,226

REAL ESTATE INVESTMENT TRUSTS - 0.4%
iStar, Inc.	460,000	4.250	8/01/2025	443,325
Ladder Capital Finance Holdings LLLP - 144A	140,000	4.250	2/01/2027	118,650
MGM Growth Properties Operating Partnership LP - 144A	60,000	4.625	6/15/2025	63,134
				625,109
SEMICONDUCTORS - 0.2%
Broadcom, Inc. - 144A	385,000	3.150	11/15/2025	415,697

TELECOMMUNICATIONS - 0.0%
Level 3 Financing, Inc. - 144A	45,000	4.250	7/01/2028	46,957

TOTAL BONDS & NOTES (Cost - $8,464,566)				8,541,805

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2020

Security	Shares				Value
COMMON STOCK - 0.0%
ADVERTISING - 0.0%
Clear Channel Outdoor Holdings, Inc. *	40,131				$36,780

MEDIA - 0.0%
iHeartMedia, Inc. - Class A *	2,133				17,832
iHeartMedia, Inc. - Class B *	29				232
					18,064
TOTAL COMMON STOCK (Cost - $271,898)					54,844

EXCHANGE TRADED FUNDS - 0.9%
iShares Floating Rate Bond ETF	7,206				365,128
iShares iBoxx High Yield Corporate Bond ETF ^	4,738				404,578
SPDR Bloomberg Barclays High Yield Bond ETF	3,645				386,735
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	14,688				382,622
TOTAL EXCHANGE TRADED FUNDS - (Cost - $1,411,807)					1,539,063

				Expiration
				Date
RIGHTS - 0.0%
TRA Rights	10,588			11/22/2049	11,514
TOTAL RIGHTS (Cost - $17,470)

WARRANTS - 0.1%
iHeartMedia, Inc.	14,903			12/31/2049	117,734
TOTAL WARRANTS (Cost - $287,609)

		Interest
		Rate %
SHORT-TERM INVESTMENT - 2.3%
MONEY MARKET FUND - 2.3%
Fidelity Investments Money Market Fund - Class I	3,751,819	0.260	+		3,751,819
TOTAL SHORT-TERM INVESTMENT - (Cost - $3,751,819)

COLLATERAL FOR SECURITIES LOANED - 1.4%
Mount Vernon Prime Portfolio !	2,354,230	0.050	+		2,354,230
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,354,230)

TOTAL INVESTMENTS - 103.2% (Cost - $180,087,370)					$171,549,127
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.2)%					(5,364,147)
NET ASSETS - 100.0%					$166,184,980

ETF - Exchange Traded Fund

LIBOR - London Inter-bank Offered Rate

LP - Limited Partnership

LLC - Limited Liability Company

LLLP - Limited Liability Limited Partnership

LLP - Limited Liability Partnership

PLC - Public Limited Company

SARL - Société à Responsabilité Limitée

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2020 the total market value of 144A securities is $6,700,296 or 4.03% of net assets.

*	Non-Income producing security.

+	Variable Rate security. Interest rate is as of July 31, 2020.

#	Fair Value estimated using fair value procedures adopted by Board of Trustees. Total Value of such securities is $445 or 0.0% of net assets as of July 31, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $2,306,5246 at July 31, 2020.

!	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
July 31, 2020

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate %	Date	Value
BANK LOANS - 0.1%
OIL & GAS SERVICES - 0.1%
Hi-Crush, Inc.	1 month LIBOR + 1.100%	$121,510	12.000	1/12/2021	$121,510
TOTAL BANK LOANS (Cost - $121,510)

BONDS & NOTES - 95.5%
ADVERTISING - 0.8%
National CineMedia LLC - 144A		655,000	5.875	4/15/2028	524,285
Terrier Media Buyer, Inc. - 144A		267,000	8.875	12/15/2027	274,176
					798,461
AEROSPACE/DEFENSE - 0.5%
Spirit AeroSystems, Inc. - 144A		548,000	7.500	4/15/2025	539,659

AIRLINES - 1.4%
American Airlines, Inc. - 144A		590,000	11.750	7/15/2025	515,244
Delta Air Lines, Inc. - 144A		650,000	7.000	5/1/2025	694,844
UAL 2007-1 Pass Through Trust		184,826	6.636	7/2/2022	166,445
					1,376,533
AUTO MANUFACTURERS - 2.0%
Allison Transmission, Inc. - 144A		551,000	5.000	10/1/2024	563,320
Ford Motor Co.		690,000	6.625	10/1/2028	752,818
Ford Motor Co.		105,000	7.450	7/16/2031	124,653
Ford Motor Credit Co. LLC		200,000	5.125	6/16/2025	213,516
Tesla, Inc. - 144A		370,000	5.300	8/15/2025	383,413
					2,037,720
AUTO PARTS & EQUIPMENT - 0.8%
Dana, Inc.		381,000	5.375	11/15/2027	402,527
Delphi Technologies PLC - 144A		357,000	5.000	10/1/2025	394,681
					797,208
BUILDING MATERIALS - 1.3%
Boise Cascade Co. - 144A		291,000	4.875	7/1/2030	309,915
Griffon Corp.		550,000	5.750	3/1/2028	576,125
Standard Industries, Inc. - 144A		425,000	6.000	10/15/2025	443,944
					1,329,984
CHEMICALS - 1.5%
Consolidated Energy Finance SA - 144A		385,000	6.875	6/15/2025	365,987
Minerals Technologies, Inc. - 144A		271,000	5.000	7/1/2028	281,921
OCI NV - 144A		517,000	5.250	11/1/2024	521,524
Olin Corp. - 144A		311,000	9.500	6/1/2025	354,977
					1,524,409
COAL - 0.6%
SunCoke Energy Partners LP - 144A		627,000	7.500	6/15/2025	578,793

COMMERCIAL SERVICES - 6.2%
Ahern Rentals, Inc. - 144A		787,000	7.375	5/15/2023	353,084
Brink’s Co. - 144A		281,000	5.500	7/15/2025	299,089
Brink’s Co. - 144A		340,000	4.625	10/15/2027	346,853
GW B-CR Security Corp. - 144A		501,000	9.500	11/1/2027	546,937
Jaguar Holding Co. II - 144A		101,000	4.625	6/15/2025	105,710
Jaguar Holding Co. II - 144A		380,000	5.000	6/15/2028	405,061
Korn Ferry - 144A		477,000	4.625	12/15/2027	491,787
MPH Acquisition Holdings LLC - 144A		500,000	7.125	6/1/2024	513,750
Nielsen Finance LLC - 144A		745,000	5.000	4/15/2022	749,023
Prime Security Services Borrower LLC - 144A		631,000	5.250	4/15/2024	679,969
Prime Security Services Borrower LLC - 144A		540,000	5.750	4/15/2026	600,650
Prime Security Services Borrower LLC - 144A		325,000	6.250	1/15/2028	339,303
Sotheby’s - 144A ^		750,000	7.375	10/15/2027	758,767
					6,189,983

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2020

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
BONDS & NOTES - 95.5% (Continued)
COMPUTERS - 3.0%
Banff Merger Sub, Inc. - 144A	$460,000	9.750	9/1/2026	$487,545
Dell International LLC - 144A	410,000	6.020	6/15/2026	481,105
Diebold Nixdorf, Inc. ^	705,000	8.500	4/15/2024	648,600
Diebold Nixdorf, Inc. - 144A	181,000	9.375	7/15/2025	192,367
Presidio Holdings, Inc. - 144A	315,000	8.250	2/1/2028	328,584
Seagate HDD Cayman	300,000	4.875	3/1/2024	326,453
Tempo Acquisition LLC - 144A	120,000	5.750	6/1/2025	126,825
Tempo Acquisition LLC - 144A	355,000	6.750	6/1/2025	367,643
				2,959,122
COSMETICS/PERSONAL CARE - 0.6%
Coty, Inc. - 144A	770,000	6.500	4/15/2026	603,129

DISTRIBUTION/WHOLESALE - 1.4%
H&E Equipment Services, Inc.	580,000	5.625	9/1/2025	604,650
KAR Auction Services, Inc. - 144A	344,000	5.125	6/1/2025	346,150
Performance Food Group, Inc. - 144A	450,000	5.500	10/15/2027	465,449
				1,416,249
DIVERSIFIED FINANCIAL SERVICES - 6.4%
AG Issuer LLC - 144A	500,000	6.250	3/1/2028	507,500
Alliance Data Systems Corp. - 144A	555,000	4.750	12/15/2024	515,109
Avolon Holdings Funding Ltd. - 144A	700,000	5.125	10/1/2023	666,925
Credit Acceptance Corp.	559,000	6.625	3/15/2026	585,902
Enova International, Inc. - 144A	765,000	8.500	9/1/2024	695,113
Fairstone Financial, Inc. - 144A	529,000	7.875	7/15/2024	535,888
goeasy Ltd. - 144A	554,000	5.375	12/1/2024	575,102
LPL Holdings, Inc. - 144A	575,000	5.750	9/15/2025	599,791
Navient Corp.	325,000	5.000	3/15/2027	311,668
Quicken Loans, Inc. - 144A	444,000	5.750	5/1/2025	458,892
Springleaf Finance Corp.	600,000	6.875	3/15/2025	671,889
Springleaf Finance Corp.	250,000	5.375	11/15/2029	265,325
				6,389,104
ELECTRIC - 2.9%
Clearway Energy Operating LLC	539,000	5.000	9/15/2026	567,195
NextEra Energy Operating Partners LP - 144A	550,000	4.250	7/15/2024	586,781
Pattern Energy Operations LP - 144A	475,000	4.500	8/15/2028	504,688
Talen Energy Supply LLC - 144A	279,000	7.250	5/15/2027	290,632
Talen Energy Supply LLC - 144A	317,000	6.625	1/15/2028	319,240
Vistra Operations Co. LLC - 144A	535,000	5.000	7/31/2027	571,647
				2,840,183
ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
Energizer Holdings, Inc. - 144A	640,000	6.375	7/15/2026	683,206
EnerSys - 144A	569,000	5.000	4/30/2023	584,872
Wesco Distribution, Inc. - 144A	218,000	7.125	6/15/2025	239,520
Wesco Distribution, Inc. - 144A	101,000	7.250	6/15/2028	110,484
				1,618,082
ELECTRONICS - 1.1%
Ingram Micro, Inc.	1,040,000	5.450	12/15/2024	1,072,562

ENERGY - 0.9%
Pattern Energy Group, Inc. - 144A	839,000	5.875	2/1/2024	867,228

ENGINEERING & CONSTRUCTION - 0.5%
Frontdoor, Inc. - 144A	157,000	6.750	8/15/2026	169,923
Tutor Perini Corp. - 144A ^	355,000	6.875	5/1/2025	355,165
				525,088

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2020

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
BONDS & NOTES - 95.5% (Continued)
ENTERTAINMENT - 2.1%
Banijay Entertainment SASU - 144A	$400,000	5.375	3/1/2025	$403,330
Colt Merger Sub, Inc. - 144A	630,000	6.250	7/1/2025	658,022
SeaWorld Parks & Entertainment, Inc. - 144A	445,000	8.750	5/1/2025	468,084
Six Flags Entertainment Corp. - 144A ^	505,000	5.500	4/15/2027	477,856
Six Flags Theme Parks, Inc. - 144A	49,000	7.000	7/1/2025	52,695
				2,059,987
ENVIRONMENTAL CONTROLS - 0.7%
Harsco Corp. - 144A	637,000	5.750	7/31/2027	669,914

FOOD - 4.6%
Albertsons Companies, Inc.	562,000	5.750	3/15/2025	583,718
Albertsons Companies, Inc. - 144A	440,000	4.625	1/15/2027	465,764
Dole Food Co., Inc. - 144A	550,000	7.250	6/15/2025	543,755
JBS USA LLC - 144A	508,000	5.875	7/15/2024	518,320
JBS USA LLC - 144A	272,000	5.750	6/15/2025	279,820
Kraft Heinz Foods Co. - 144A	205,000	4.875	10/1/2049	226,862
Lamb Weston Holdings, Inc. - 144A	370,000	4.625	11/1/2024	388,539
Land O’Lakes Capital Trust I - 144A	484,000	7.450	3/15/2028	539,660
Land O’Lakes, Inc. - 144A	210,000	7.000	12/29/2049	188,705
Pilgrim’s Pride Corp. - 144A	520,000	5.875	9/30/2027	550,550
US Foods, Inc. - 144A	303,000	6.250	4/15/2025	325,372
				4,611,065
FOREST PRODUCTS & PAPER - 0.5%
Cascades, Inc. - 144A	527,000	5.750	7/15/2023	535,508

HEALTHCARE-PRODUCTS - 0.5%
Ortho-Clinical Diagnostics, Inc. - 144A	296,000	7.375	6/1/2025	315,795
Ortho-Clinical Diagnostics, Inc. - 144A	175,000	7.250	2/1/2028	183,422
				499,217
HEALTHCARE-SERVICES - 2.7%
Acadia Healthcare Co., Inc. - 144A	357,000	5.500	7/1/2028	377,527
Catalent Pharma Solutions, Inc. - 144A	280,000	5.000	7/15/2027	298,427
HCA, Inc.	900,000	5.375	2/1/2025	1,016,087
LifePoint Health, Inc. - 144A	465,000	4.375	2/15/2027	476,351
Tenet Healthcare Corp.	525,000	4.625	7/15/2024	534,712
				2,703,104
HOME BUILDERS - 0.6%
Mattamy Group Corp. - 144A	489,000	5.250	12/15/2027	508,866
Winnebago Industries, Inc. - 144A	64,000	6.250	7/15/2028	67,800
				576,666
INSURANCE - 0.8%
AmWINS Group, Inc. - 144A	103,000	7.750	7/1/2026	113,795
NMI Holdings, Inc. - 144A	222,000	7.375	6/1/2025	241,659
Radian Group, Inc.	402,000	6.625	3/15/2025	429,648
				785,102
INTERNET - 2.4%
Cogent Communications Group, Inc. - 144A	505,000	5.375	3/1/2022	528,238
Grubhub Holdings, Inc. - 144A	660,000	5.500	7/1/2027	689,700
Netflix, Inc. - 144A	1,010,000	4.875	6/15/2030	1,189,477
				2,407,415
IRON/STEEL - 1.8%
Cleveland-Cliffs, Inc. - 144A	475,000	4.875	1/15/2024	460,106
Cleveland-Cliffs, Inc. - 144A	56,000	9.875	10/17/2025	61,250
Cleveland-Cliffs, Inc. - 144A	200,000	6.750	3/15/2026	201,250
Commercial Metals Co.	470,000	5.750	4/15/2026	491,369
Mineral Resources Ltd. - 144A	525,000	8.125	5/1/2027	580,999
				1,794,974

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2020

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
BONDS & NOTES - 95.5% (Continued)
LEISURE PRODUCTS - 1.0%
Silversea Cruise Finance Ltd. - 144A	$550,000	7.250	2/1/2025	$532,755
Viking Cruises Ltd. - 144A	112,000	6.250	5/15/2025	74,048
Viking Cruises Ltd. - 144A	70,000	13.000	5/15/2025	76,452
Viking Cruises Ltd. - 144A	451,000	5.875	9/15/2027	297,378
				980,633
LODGING - 1.7%
Boyd Gaming Corp. - 144A	230,000	8.625	6/1/2025	253,835
Boyd Gaming Corp. - 144A	382,000	4.750	12/1/2027	368,023
Hilton Grand Vacations Borrower LLC	343,000	6.125	12/1/2024	347,680
Wyndham Destinations, Inc.	750,000	5.750	4/1/2027	745,170
				1,714,708
MEDIA - 6.4%
Altice Financing SA - 144A	601,000	5.000	1/15/2028	617,747
Belo Corp.	735,000	7.750	6/1/2027	818,808
Belo Corp.	235,000	7.250	9/15/2027	256,987
Block Communications, Inc. - 144A	435,000	4.875	3/1/2028	440,370
CCO Holdings LLC - 144A	275,000	5.375	5/1/2025	284,310
CCO Holdings LLC - 144A	478,000	5.500	5/1/2026	506,300
CCO Holdings LLC - 144A	378,000	5.000	2/1/2028	401,058
CCO Holdings LLC - 144A	335,000	5.375	6/1/2029	367,207
CSC Holdings LLC	440,000	5.250	6/1/2024	485,100
CSC Holdings LLC - 144A	390,000	5.500	4/15/2027	418,665
EW Scripps Co. - 144A	739,000	5.125	5/15/2025	728,761
Sirius XM Radio, Inc. - 144A	80,000	4.625	7/15/2024	84,340
Sirius XM Radio, Inc. - 144A	342,000	5.375	7/15/2026	361,441
Univision Communications, Inc. - 144A	252,000	5.125	2/15/2025	245,070
Univision Communications, Inc. - 144A	45,000	9.500	5/1/2025	49,388
Univision Communications, Inc. - 144A	280,000	6.625	6/1/2027	281,534
				6,347,086
MINING - 2.4%
First Quantum Minerals Ltd. - 144A	473,000	7.250	4/1/2023	475,826
FMG Resources (August 2006) Pty Ltd. - 144A	669,000	4.500	9/15/2027	729,070
Freeport-McMoRan, Inc.	260,000	4.125	3/1/2028	273,932
Freeport-McMoRan, Inc.	123,000	4.375	8/1/2028	130,648
Freeport-McMoRan, Inc. ^	352,000	5.250	9/1/2029	385,155
Freeport-McMoRan, Inc.	260,000	4.250	3/1/2030	271,892
Freeport-McMoRan, Inc.	123,000	4.625	8/1/2030	132,002
				2,398,525
OIL & GAS - 4.0%
Apache Corp.	405,000	4.375	10/15/2028	405,506
Callon Petroleum Co.	212,000	6.125	10/1/2024	65,853
Callon Petroleum Co.	781,000	6.375	7/1/2026	244,890
Cenovus Energy, Inc.	618,000	4.250	4/15/2027	587,990
Hilcorp Energy I LP - 144A	1,160,000	5.000	12/1/2024	1,106,205
MEG Energy Corp. - 144A	693,000	6.500	1/15/2025	681,413
MEG Energy Corp. - 144A	447,000	7.125	2/1/2027	398,948
PBF Holding Co. LLC - 144A	53,000	9.250	5/15/2025	59,302
PBF Holding Co. LLC - 144A	520,000	6.000	2/15/2028	417,859
				3,967,966
OIL & GAS SERVICES - 1.3%
Archrock Partners LP - 144A	463,000	6.875	4/1/2027	475,207
Hi-Crush Partners LP - 144A	961,000	9.500	8/1/2026	50,453
Nine Energy Service, Inc. - 144A	727,000	8.750	11/1/2023	337,375
USA Compression Partners LP	437,000	6.875	4/1/2026	448,948
				1,311,983

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2020

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
BONDS & NOTES - 95.5% (Continued)
PACKAGING & CONTAINERS - 2.2%
Ardagh Packaging Finance PLC - 144A	$300,000	4.125	8/15/2026	$311,715
Intertape Polymer Group, Inc. - 144A	524,000	7.000	10/15/2026	548,790
Sealed Air Corp. - 144A	405,000	5.125	12/1/2024	446,766
Silgan Holdings, Inc.	288,000	4.750	3/15/2025	294,090
Trivium Packaging Finance BV - 144A	525,000	8.500	8/15/2027	575,859
				2,177,220
PHARMACEUTICALS - 1.8%
Bausch Health Companies, Inc. - 144A	345,000	6.125	4/15/2025	356,558
Endo Finance LLC - 144A	105,000	6.000	6/30/2028	80,167
Herbalife Nutrition Ltd. - 144A	208,000	7.875	9/1/2025	226,460
HLF Financing Sarl LLC - 144A	497,000	7.250	8/15/2026	522,628
Par Pharmaceutical, Inc. - 144A	547,000	7.500	4/1/2027	582,522
				1,768,335
PIPELINES - 3.9%
Buckeye Partners LP - 144A	316,000	4.125	3/1/2025	318,370
Buckeye Partners LP - 144A	429,000	4.500	3/1/2028	427,928
Cheniere Energy Partners LP	432,000	5.250	10/1/2025	443,232
Cheniere Energy Partners LP	248,000	4.500	10/1/2029	262,704
DCP Midstream Operating LP	296,000	5.625	7/15/2027	307,396
DCP Midstream Operating LP - 144A	132,000	6.750	9/15/2037	128,607
DCP Midstream Operating LP	235,000	5.600	4/1/2044	206,566
Genesis Energy LP	893,000	5.625	6/15/2024	828,164
Genesis Energy LP	325,000	6.500	10/1/2025	302,044
Holly Energy Partners LP - 144A	659,000	5.000	2/1/2028	652,710
Targa Resources Partners LP	39,000	5.000	1/15/2028	39,893
				3,917,614
REAL ESTATE - 1.1%
Cushman & Wakefield US Borrower LLC - 144A	374,000	6.750	5/15/2028	401,349
Newmark Group, Inc.	679,000	6.125	11/15/2023	697,534
				1,098,883
REAL ESTATE INVESTMENT TRUSTS - 5.6%
CTR Partnership LP	604,000	5.250	6/1/2025	618,282
ESH Hospitality, Inc. - 144A	355,000	5.250	5/1/2025	363,163
Extended Stay America, Inc. - 144A	355,000	4.625	10/1/2027	342,060
GLP Capital LP	340,000	5.375	4/15/2026	380,992
HAT Holdings I LLC - 144A	621,000	5.250	7/15/2024	648,234
HAT Holdings I LLC - 144A	201,000	6.000	4/15/2025	216,578
Ladder Capital Finance Holdings LLLP - 144A	397,000	4.250	2/1/2027	336,457
MGM Growth Properties Operating Partnership LP	513,000	5.750	2/1/2027	556,125
MPT Operating Partnership LP	419,000	5.000	10/15/2027	450,163
Sabra Health Care LP	812,000	5.125	8/15/2026	865,535
Starwood Property Trust, Inc.	588,000	4.750	3/15/2025	568,093
VICI Properties LP - 144A	260,000	3.750	2/15/2027	262,397
				5,608,079
RETAIL - 2.5%
Brinker International, Inc. - 144A	722,000	5.000	10/1/2024	683,117
Conn’s, Inc. ^	401,000	7.250	7/15/2022	342,260
eG Global Finance PLC - 144A	605,000	6.750	2/7/2025	633,302
Golden Nugget, Inc. - 144A	85,000	6.750	10/15/2024	58,969
Golden Nugget, Inc. - 144A	660,000	8.750	10/1/2025	347,325
Murphy Oil USA, Inc.	405,000	4.750	9/15/2029	429,091
				2,494,064
SOFTWARE - 2.0%
Camelot Finance SA - 144A	322,000	4.500	11/1/2026	334,023
Donnelley Financial Solutions, Inc.	530,000	8.250	10/15/2024	537,232
Rackspace Hosting, Inc. - 144A ^	580,000	8.625	11/15/2024	606,680
SS&C Technologies, Inc. - 144A	520,000	5.500	9/30/2027	559,000
				2,036,935

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2020

	Principal	Interest		Maturity
Security	Amount	Rate %		Date	Value
BONDS & NOTES - 95.5% (Continued)
TELECOMMUNICATIONS - 8.7%
Altice France SA - 144A	$875,000	7.375		5/1/2026	$934,238
Altice France SA - 144A	830,000	6.000		2/15/2028	830,535
C&W Senior Financing DAC - 144A	590,000	6.875		9/15/2027	631,521
CenturyLink, Inc.	497,000	7.500		4/1/2024	562,231
CenturyLink, Inc. - 144A	410,000	5.125		12/15/2026	429,862
Connect Finco SARL - 144A	480,000	6.750		10/1/2026	492,936
Front Range BidCo, Inc. - 144A	391,000	6.125		3/1/2028	404,380
Hughes Satellite Systems Corp.	706,000	6.625		8/1/2026	787,938
Sprint Corp.	1,924,000	7.875		9/15/2023	2,236,650
Telesat Canada - 144A	302,000	4.875		6/1/2027	307,474
Telesat Canada - 144A	740,000	6.500		10/15/2027	761,608
T-Mobile USA, Inc.	240,000	6.375		3/1/2025	246,610
					8,625,983
TRANSPORTATION - 0.7%
Cargo Aircraft Management, Inc. - 144A	650,000	4.750		2/1/2028	666,250

TOTAL BONDS & NOTES (Cost - $93,528,574)					95,220,713

	Shares
COLLATERAL FOR SECURITIES LOANED - 2.7%
HSBC US Government Money Market Fund - Class I #	2,647,970	0.082	+		2,647,970
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,647,970)

TOTAL INVESTMENTS - 98.3% (Cost - $96,298,054)					$97,990,193
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%					1,721,475
NET ASSETS - 100.0%					$99,711,668

LLC - Limited Liability Corporation

LLLP - Limited Liabilitiy Limited Partnership

LP - Limited Partnership

PLC - Public Limited Company

^	All or a portion of these securities are on loan. Total loaned securities had a value of $2,596,371 at July 31, 2020.

+	Variable Rate security. Interest rate is as of July 31, 2020.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2020 the total market value of 144A securities is $67,311,465 or 67.51% of net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund
July 31, 2020

Security	Variable Rate	Principal Amount ($)		Interest Rate %		Maturity Date	Value
CORPORATE BONDS & NOTES - 64.2%
AGRICULTURE - 1.3%
Adecoagro SA -144A		634,000	USD	6.0000		9/21/2027	$614,863

AIRLINES - 0.9%
Aerovias de Mexico SA de CV -144A		250,000	USD	7.0000		2/5/2025	56,875
Gol Finance SA - 144A		662,000	USD	7.0000		1/31/2025	367,754
							424,629
AUTO MANUFACTURERS - 1.0%
Toyota Motor Credit Corp.		200,000	USD	2.9000		3/30/2023	212,418
Volkswagen International Finance NV		200,000	EUR	1.8750		3/30/2027	249,924
							462,342
AUTO PARTS & EQUIPMENT - 0.3%
Faurecia SE		100,000	EUR	3.1250		6/15/2026	117,215

BANKS - 9.4%
AIB Group PLC		250,000	EUR	2.2500		7/3/2025	316,902
Banco Bilbao Vizcaya Argentaria SA		200,000	EUR	3.5000		2/10/2027	262,233
Banco Mercantil del Norte SA/Grand Cayman - 144A	H15T5Y + 4.97%	314,000	USD	6.7500	+	9/27/2168	299,586
Banco Santander SA		200,000	EUR	1.1250		1/17/2025	242,400
Banque Federative du Credit Mutuel SA		200,000	EUR	2.6250		3/18/2024	259,334
Barclays PLC		350,000	USD	4.8360		5/9/2028	394,504
BPCE SA		200,000	EUR	4.6250		7/18/2023	264,901
Cooperatieve Rabobank UA		200,000	EUR	1.3750		2/3/2027	259,982
Credit Agricole SA/London		300,000	EUR	1.8750		12/20/2026	386,353
HSBC Holdings PLC	3M LIBOR + 0.99%	250,000	USD	3.9500	+	5/18/2024	269,672
ING Bank NV	Euro 5 Year Swap Rate + 2.25%	200,000	EUR	3.6250	+	2/25/2026	240,649
Natwest Group PLC	3M Euro LIBOR + 1.08%	250,000	EUR	1.7500	+	3/2/2026	308,624
Standard Chartered PLC - 144A	3M LIBOR + 1.21%	300,000	USD	2.8190	+	1/30/2026	309,584
Standard Chartered PLC - 144A		150,000	USD	5.7000		3/26/2044	192,188
UBS Group AG - 144A	H15T5Y + 0.83%	200,000	USD	1.0080	+	7/30/2024	201,157
UBS Group AG		200,000	EUR	1.2500		9/1/2026	249,485
							4,457,554
BEVERAGES - 1.1%
Heineken NV		200,000	EUR	3.5000		3/19/2024	266,308
Pernod Richard SA		200,000	EUR	1.5000		5/18/2026	253,187
							519,495
BUILDING MATERIALS - 0.2%
Cemex SAB de CV - 144A		69,000	USD	7.3750		6/5/2027	73,734

CHEMICALS - 1.0%
CeramTec BondCo GmbH		100,000	EUR	5.2500		12/15/2025	116,180
OCI NV		100,000	EUR	5.0000		4/15/2023	121,221
OCI NV		100,000	EUR	3.1250		11/1/2024	117,094
Solvay Finance SA	Euro 5 Year Swap Rate + 5.22%	100,000	EUR	5.8690	+	6/3/2168	132,103
							486,598
COMMERCIAL SERVICES - 1.2%
DP World PLC - 144A		3,000	USD	6.8500		7/2/2037	4,006
DP World PLC - 144A		77,000	USD	5.6250		9/25/2048	94,082
DP World PLC - 144A		6,000	USD	4.7000		9/30/2049	6,640
Intertrust Group BV		100,000	EUR	3.3750		11/15/2025	121,388
Loxam SAS		100,000	EUR	3.7500		7/15/2026	114,910
Techem Verwaltungsgesellschaft 674 mbH		100,000	EUR	6.0000		7/30/2026	122,933
Techem Verwaltungsgesellschaft 675 mbH - 144A		100,000	EUR	2.0000		7/15/2025	113,934
							577,893
COMPUTERS - 0.6%
Seagate HDD Cayman - 144A		250,000	USD	4.1250		1/15/2031	268,938

DISTRIBUTION / WHOLESALE - 0.2%
Parts Europe SA - 144A		100,000	EUR	6.5000		7/16/2025	120,090

DIVERSIFIED FINANCIAL SERVICES - 0.7%
Motion Finco Sarl		100,000	EUR	7.0000		5/15/2025	121,798
Nomura Holdings, Inc.		225,000	USD	1.8510		7/16/2025	228,684
							350,482
ELECTRIC - 5.0%
Enel Finance International NV		200,000	EUR	1.9660		1/27/2025	257,207
Eskom Holdings SOC Ltd. - 144A		880,000	USD	5.7500		1/26/2021	867,011
Eskom Holdings SOC Ltd. - 144A		124,000	USD	6.7500		8/6/2023	119,400

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2020

Security	Variable Rate	Principal Amount ($)		Interest Rate %		Maturity Date	Value
CORPORATE BONDS & NOTES - 64.2% (Continued)
ELECTRIC - 5.0% (Continued)
Iberdrola Finanzas SA		200,000	EUR	1.0000		3/7/2025	$247,066
innogy Finance BV		250,000	EUR	1.0000		4/13/2025	308,215
Naturgy Finance BV		200,000	EUR	1.5000		1/29/2028	256,085
Orsted A/S		250,000	EUR	1.5000		11/26/2029	328,713
							2,383,697
ENERGY-ALTERNATE SOURCES - 1.5%
ENN Clean Energy International Investment Ltd.		700,000	USD	7.5000		2/27/2021	710,456

ENGINEERING & CONSTRUCTION - 1.2%
Heathrow Funding Ltd.		100,000	GBP	7.1250		2/14/2024	149,290
IHS Netherlands Holdco BV - 144A		400,000	USD	8.0000		9/18/2027	410,000
							559,290
FOOD - 1.7%
Minerva Luxembourg SA - 144A		512,000	USD	6.5000		9/20/2026	538,437
Nomad Foods Bondco PLC		100,000	EUR	3.2500		5/15/2024	120,431
Quatrim SASU		100,000	EUR	5.8750		1/15/2024	118,690
							777,558
FOREST PRODUCTS & PAPER - 0.5%
WEPA Hygieneprodukte GmbH - 144A		100,000	EUR	2.8750		12/15/2027	116,115
WEPA Hygieneprodukte GmbH		100,000	EUR	2.8750		12/15/2027	116,115
							232,230
INSURANCE - 2.0%
Allianz SE	3M Euro LIBOR + 3.35%	200,000	EUR	3.0990	+	7/6/2047	266,970
Great-West Lifeco, Inc.		300,000	EUR	2.5000		4/18/2023	377,394
NN Group NV		250,000	EUR	1.6250		6/1/2027	319,044
							963,408
INTERNET - 0.5%
Tencent Holdings Ltd. - 144A		200,000	USD	3.2400		6/3/2050	223,743

IRON/STEEL - 3.7%
CSN Resources SA - 144A ^		321,000	USD	7.6250		4/17/2026	318,015
Metinvest BV - 144A		1,389,000	USD	7.7500		10/17/2029	1,292,353
thyssenkrupp AG		100,000	EUR	1.3750		3/3/2022	117,159
							1,727,527
LODGING - 0.6%
Studio City Finance Ltd. - 144A		74,000	USD	6.0000		7/15/2025	75,555
Studio City Finance Ltd. - 144A		185,000	USD	6.5000		1/15/2028	192,456
							268,011
MACHINERY - DIVERSIFIED - 0.3%
Vertical Midco GmbH - 144A		100,000	EUR	4.3750		7/15/2027	119,111

MEDIA - 1.8%
Telenet Finance Luxembourg Notes Sarl		100,000	EUR	3.5000		3/1/2028	122,965
UPCB Finance VII Ltd.		200,000	EUR	3.6250		6/15/2029	235,248
Virgin Media Secured Finance PLC		100,000	GBP	5.0000		4/15/2027	137,317
Virgin Media Secured Finance PLC		100,000	GBP	4.2500		1/15/2030	131,926
Ziggo Bond Co. BV - 144A		100,000	EUR	3.3750		2/28/2030	113,335
Ziggo BV		100,000	EUR	2.8750		1/15/2030	116,476
							857,267
METAL FABRICATE / HARDWARE- 0.9%
HTA Group Ltd. - 144A		407,000	USD	7.0000		12/18/2025	421,949

MINING - 2.8%
Corp Nacional del Cobre de Chile - 144A		66,000	USD	3.0000		9/30/2029	70,506
Corp Nacional del Cobre de Chile - 144A		104,000	USD	4.3750		2/5/2049	128,939
First Quantum Minerals Ltd. - 144A ^		632,000	USD	6.8750		3/1/2026	635,169
Nexa Resources SA - 144A		400,000	USD	6.2500		1/18/2028	434,158
Indonesia Asahan Aluminium Persero PT - 144A		26,000	USD	5.8000		5/15/2050	32,255
Vedanta Resources Finance II PLC		49,000	USD	8.0000		4/23/2023	34,851
							1,335,878
MULTI-NATIONAL - 0.6%
European Investment Bank		200,000	EUR	1.1250		9/15/2036	282,090

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2020

Security	Variable Rate	Principal Amount ($)		Interest Rate %		Maturity Date	Value
CORPORATE BONDS & NOTES - 64.2% (Continued)
OIL & GAS - 8.2%
BP Capital Markets PLC	H15T5Y + 4.04%	200,000	USD	4.3750	+	9/22/2168	$210,740
Ecopetrol SA		107,000	USD	6.8750		4/29/2030	129,108
Ecopetrol SA		109,000	USD	5.8750		5/28/2045	124,958
Geopark Ltd. - 144A		651,000	USD	6.5000		9/21/2024	615,201
KazMunayGas National Co JSC - 144A 71,000			USD	5.7500		4/19/2047	88,737
Kosmos Energy Ltd. - 144A		369,000	USD	7.1250		4/4/2026	329,391
Petrobras Global Finance BV		134,000	USD	5.9990		1/27/2028	147,815
Petroleos Mexicanos		137,000	USD	6.8750		8/4/2026	136,542
Petroleos Mexicanos		6,000	USD	6.5000		1/23/2029	5,551
Petroleos Mexicanos		73,000	USD	6.8400		1/23/2030	67,979
Petroleos Mexicanos - 144A		7,000	USD	5.9500		1/28/2031	6,029
Petroleos Mexicanos - 144A		641,000	USD	7.6900		1/23/2050	564,683
Petroleos Mexicanos		143,000	USD	7.6900		1/23/2050	125,974
Total Capital International SA		200,000	USD	3.1270		5/29/2050	225,860
Tullow Oil PLC - 144A		927,000	USD	7.0000		3/1/2025	554,453
YPF SA - 144A		652,000	USD	8.5000		7/28/2025	529,431
							3,862,452
PACKAGING & CONTAINERS - 1.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.		200,000	GBP	4.7500		7/15/2027	259,980
Smurfit Kappa Treasury ULC		100,000	EUR	1.5000		9/15/2027	116,666
Trivium Packaging Finance BV		200,000	EUR	3.7500		8/15/2026	237,196
							613,842
PHARMACEUTICALS - 2.7%
GlaxoSmithKline Capital PLC		250,000	GBP	1.2500		10/12/2028	336,494
Grifols SA		100,000	EUR	3.2000		5/1/2025	119,356
Grifols SA		100,000	EUR	2.2500		11/15/2027	117,745
Mylan NV		200,000	EUR	3.1250		11/22/2028	271,160
Nidda BondCo GmbH		100,000	EUR	5.0000		9/30/2025	117,534
Nidda Healthcare Holding GmbH		100,000	EUR	3.5000		9/30/2024	117,258
Perrigo Finance Unlimited Co.		200,000	USD	3.1500		6/15/2030	213,079
							1,292,626
REAL ESTATE - 5.7%
China SCE Group Holdings Ltd.		636,000	USD	7.3750		4/9/2024	643,961
ESR Cayman Ltd.		557,000	USD	7.8750		4/4/2022	573,047
Theta Capital Pte Ltd.		200,000	USD	8.1250		1/22/2025	186,840
Wanda Properties International Co. Ltd.		1,300,000	USD	7.2500		1/29/2024	1,275,925
							2,679,773
REITS - 0.9%
LMIRT Capital Pte Ltd.		200,000	USD	7.2500		6/19/2024	185,130
Westfield America Management Ltd.		200,000	GBP	2.1250		3/30/2025	260,537
							445,667
TELECOMMUNICATIONS - 3.8%
Altice France Holding SA - 144A		100,000	EUR	8.0000		5/15/2027	127,591
Altice France SA - 144A		100,000	EUR	2.1250		2/15/2025	113,692
Axtel SAB de CV - 144A		230,000	USD	6.3750		11/14/2024	240,949
Deutsche Telekom International Finance BV		250,000	EUR	0.8750		1/30/2024	305,757
Orange SA		200,000	EUR	2.0000		1/15/2029	270,223
Telecom Italia SpA/Milano		200,000	EUR	3.6250		5/25/2026	254,829
Telefonica Europe BV	Euro 6 Year Swap Rate + 4.11%	100,000	EUR	4.3750	+	3/14/2168	124,729
VF Ukraine PAT via VFU Funding PLC - 144A		250,000	USD	6.2000		2/11/2025	248,125
Vodafone Group PLC	Euro 5 Year Swap Rate + 2.67%	100,000	EUR	3.1000	+	1/3/2079	120,191
							1,806,086
TRANSPORTATION - 0.1%
Rumo Luxembourg Sarl - 144A		64,000	USD	5.2500		1/10/2028	66,579

WATER - 0.5%
Veolia Environnement SA		200,000	EUR	1.4960		11/30/2026	256,102

TOTAL CORPORATE BONDS & NOTES (Cost - $30,280,909)							30,359,175

FOREIGN GOVERNMENT BONDS - 28.8%
Angolan Government International Bond - 144A		238,000	USD	9.1250		11/26/2049	195,634
Argentine Republic Government International Bond		133,000	USD	6.8750		4/22/2021	60,199
Argentine Republic Government International Bond		11,000	USD	5.6250		1/26/2022	4,895
Argentine Republic Government International Bond		7,000	USD	4.6250		1/11/2023	3,116

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2020

Security	Variable Rate	Principal Amount ($)		Interest Rate %	Maturity Date	Value
FOREIGN GOVERNMENT BONDS - 28.8% (Continued)
Argentine Republic Government International Bond		122,000	USD	7.5000	4/22/2026	$53,032
Argentine Republic Government International Bond		364,661	EUR	7.8200	12/31/2033	204,412
Argentine Republic Government International Bond		17,889	EUR	7.8200	12/31/2033	10,071
Australia Government Bond		860,000	AUD	1.2500	5/21/2032	638,699
Banque Centrale de Tunisie International Bond - 144A		200,000	USD	5.7500	1/30/2025	184,680
Benin Government International Bond - 144A		100,000	EUR	5.7500	3/26/2026	112,154
Brazilian Government International Bond		137,000	USD	4.5000	5/30/2029	147,559
Brazil Minas SPE via State of Minas Gerais - 144A		44,800	USD	5.3330	2/15/2028	46,256
Canadian Government Bond		550,000	CAD	2.2500	6/1/2029	476,080
Colombia Government International Bond		14,000	USD	5.6250	2/26/2044	18,295
Colombia Government International Bond		100,000	EUR	3.8750	3/22/2026	131,776
Colombian TES		412,000,000	COP	6.0000	4/28/2028	115,830
Czech Republic Government Bond		1,470,000	CZK	3.8500	9/29/2021	69,143
Czech Republic Government Bond		2,480,000	CZK	0.9500	5/15/2030	112,407
Dominican Republic International Bond - 144A		82,000	USD	5.8750	1/30/2060	78,925
Ecuador Government International Bond		200,000	USD	10.7500	1/31/2029	103,500
Egypt Government International Bond - 144A		249,000	USD	7.0529	1/15/2032	236,801
Egypt Government International Bond - 144A		25,000	USD	8.5000	1/31/2047	24,785
Egypt Government International Bond - 144A		26,000	USD	8.7002	3/1/2049	25,832
Egypt Government International Bond - 144A		90,000	USD	8.8750	5/29/2050	90,323
Egypt Government International Bond - 144A		200,000	USD	8.1500	11/20/2059	186,988
El Salvador Government International Bond		102,000	USD	7.7500	1/24/2023	100,332
El Salvador Government International Bond		123,000	USD	8.2500	4/10/2032	117,311
El Salvador Government International Bond		131,000	USD	7.6500	6/15/2035	117,900
Gabon Government International Bond - 144A		34,000	USD	6.9500	6/16/2025	33,496
Ghana Government International Bond - 144A		17,000	USD	6.3750	2/11/2027	15,768
Ghana Government International Bond - 144A		264,000	USD	7.8750	3/26/2027	258,060
Ghana Government International Bond - 144A		13,000	USD	7.6250	5/16/2029	12,150
Ghana Government International Bond - 144A		109,000	USD	8.1250	3/26/2032	102,291
Ghana Government International Bond - 144A		37,000	USD	7.8750	2/11/2035	32,945
Ghana Government International Bond - 144A		199,000	USD	8.9500	3/26/2051	180,634
Ghana Government International Bond - 144A		7,000	USD	8.7500	3/11/2061	6,221
Indonesia Government International Bond - 144A		100,000	EUR	2.1500	7/18/2024	123,895
Indonesia Government International Bond		35,000	USD	5.1250	1/15/2045	46,041
Indonesia Treasury Bond		379,000,000	IDR	7.0000	5/15/2027	26,577
Indonesia Treasury Bond		835,000,000	IDR	9.0000	3/15/2029	64,718
Indonesia Treasury Bond		680,000,000	IDR	8.2500	6/15/2032	49,987
Indonesia Treasury Bond		1,137,000,000	IDR	8.3750	3/15/2034	84,738
Ireland Government Bond		76,000	EUR	5.4000	3/13/2025	114,667
Ireland Government Bond		50,000	EUR	0.9000	5/15/2028	64,765
Ireland Government Bond		130,000	EUR	1.3000	5/15/2033	179,519
Italy Buoni Poliennali Del Tesoro		240,000	EUR	4.5000	3/1/2024	326,548
Italy Buoni Poliennali Del Tesoro		750,000	EUR	2.8000	12/1/2028	1,025,086
Italy Buoni Poliennali Del Tesoro - 144A		640,000	EUR	2.4500	9/1/2033	861,826
Italy Buoni Poliennali Del Tesoro		235,000	EUR	5.0000	9/1/2040	432,145
Ivory Coast Government International Bond - 144A		123,000	EUR	5.8750	10/17/2031	135,676
Japan Government Forty Year Bond		6,150,000	JPY	0.8000	3/20/2058	63,436
Japan Government Thirty Year Bond		17,150,000	JPY	0.5000	9/20/2046	162,781
Japan Government Thirty Year Bond		17,000,000	JPY	1.5000	3/20/2045	199,796
Kenya Government International Bond - 144A		143,000	USD	8.0000	5/22/2032	141,502
Lebanon Government International Bond		175,000	USD	6.6500	2/26/2030	29,747
Mexican Bonos		2,699,000	MXN	7.5000	6/3/2027	136,201
Mexican Bonos		1,970,000	MXN	7.7500	11/13/2042	99,015
Mexico Government International Bond		100,000	EUR	1.6250	4/8/2026	117,688
Mozambique International Bond - 144A		200,000	USD	5.0000	9/15/2031	171,676
Nigeria Government International Bond - 144A		178,000	USD	6.5000	11/28/2027	170,070
Nigeria Government International Bond - 144A		98,000	USD	7.8750	2/16/2032	94,924
Nigeria Government International Bond		200,000	USD	7.6250	11/28/2047	183,699
Oman Government International Bond- 144A		48,000	USD	6.0000	8/1/2029	45,690
Oman Government International Bond - 144A		53,000	USD	6.7500	1/17/2048	47,201
Pakistan Government International Bond - 144A		110,000	USD	6.8750	12/5/2027	108,438
Papua New Guinea Government International Bond - 144A		221,000	USD	8.3750	10/4/2028	225,420
Portugal Obrigacoes do Tesouro OT		100,000	EUR	4.1250	4/14/2027	151,074
Province of British Columbia Canada		150,000	CAD	3.2000	6/18/2044	141,761
Province of Ontario Canada		250,000	CAD	2.8000	6/2/2048	226,553
Republic of Cameroon International Bond - 144A		113,000	USD	9.5000	11/19/2025	120,138
Republic of South Africa Government Bond		768,000	ZAR	10.5000	12/21/2026	51,640
Republic of South Africa Government Bond		3,093,000	ZAR	6.2500	3/31/2036	120,710

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2020

Security	Variable Rate	Principal Amount ($)		Interest Rate %		Maturity Date	Value
FOREIGN GOVERNMENT BONDS - 28.8% (Continued)
Russian Federal Bond - OFZ		5,802,000	RUB	7.4000		12/7/2022	$83,263
Russian Federal Bond - OFZ		2,980,000	RUB	7.0500		1/19/2028	43,782
Russian Federal Bond - OFZ		6,120,000	RUB	6.9000		5/23/2029	88,898
Russian Foreign Bond - Eurobond		400,000	USD	4.2500		6/23/2027	451,646
Spain Government Bond		350,000	EUR	1.2500		10/31/2030	452,195
Spain Government Bond		70,000	EUR	4.2000		1/31/2037	128,478
Spain Government Bond		250,000	EUR	2.7000		10/31/2048	412,269
Trinidad & Tobago Government International Bond		93,000	USD	4.5000		8/4/2026	96,023
Turkey Government International Bond		47,000	USD	5.7500		3/22/2024	45,158
Turkey Government International Bond		27,000	USD	6.3500		8/10/2024	26,469
Turkey Government International Bond		9,000	USD	6.1250		10/24/2028	8,409
Turkey Government International Bond		200,000	USD	7.6250		4/26/2029	203,245
Ukraine Government International Bond - 144A		100,000	EUR	4.3750		1/27/2030	99,687
Ukraine Government International Bond- 144A		77,000	USD	7.3750		9/25/2032	75,884
Ukraine Government International Bond- 144A		94,000	USD	7.2530		3/15/2033	91,180
Ukraine Government International Bond		21,000	USD	0.0001		5/31/2040	18,542
United Kingdom Gilt		300,000	GBP	4.5000		9/7/2034	620,165
TOTAL FOREIGN GOVERNMENT BONDS (Cost - $13,274,741)							13,599,141

WHOLE LOAN COLLATERAL - 0.7%
Bankinter 10 FTA	3M Euro LIBOR + 0.16%	70,489	EUR	0.0001	+	6/21/2043	81,287
Dutch Property Finance 2017-1 BV	3M Euro LIBOR + 0.68%	164,092	EUR	0.2320	+	1/28/2048	194,342
Fondo de Titulizacion de Activos Santander Hipotecario 2	3M Euro LIBOR + 0.15%	30,478	EUR	0.0001	+	1/18/2049	35,440
TOTAL WHOLE LOAN COLLATERAL (Cost - $296,440)							311,069

		Shares
COLLATERAL FOR SECURITIES LOANED - 1.8%
Mount Vernon Prime Portfolio #		840,585		0.2600	+
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $840,585)							840,585

TOTAL INVESTMENTS - 95.5% (Cost - $44,692,675)							$45,109,970
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.5%							2,138,241
NET ASSETS - 100.0%							$47,248,211

AUD - Australian Dollar	CZK - Czech Koruna	IDR - Indonesian Rupiah	RUB - Russian Ruble
CAD - Canadian Dollar	EUR - Euro	JPY - Japanese Yen	USD - US Dollar
COP - Colombian Peso	GBP - United Kingdom Pound	MXN - Mexican Peso	ZAR - South African Rand

+	Variable Rate security. Interest rate is as of July 31, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $824,560 at July 31, 2020.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $16,653,949 or 35.2% of net assets.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% (105% for non US Shares) of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

H15T5Y - 5 Year Treasury Rate

Futures Contracts *	Counterparty	Contracts	Notional	Expiration	Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS - 0.2%
EURO-BUXL 30 Year Bond Future	Barclays	3	797,620	9/8/2020	33,298
Japanese 10 Year Bond (OSE)	Barclays	7	10,087,865	9/14/2020	48,452
Long Gilt Future	Barclays	14	2,545,859	9/28/2020	19,328
NET UNREALIZED GAIN FROM FUTURES CONTRACTS PURCHASED					101,078

SHORT FUTURES CONTRACTS - (0.2)%
US 5 Year NOTE (CBT)	Barclays	(64)	(8,072,000)	9/30/2020	(44,499)
US 10 Year NOTE (CBT)	Barclays	(38)	(5,322,964)	9/21/2020	(49,379)
NET UNREALIZED LOSS FROM FUTURES CONTRACTS SOLD					(93,878)

NET UNREALIZED GAIN FROM FUTURES CONTRACTS					$7,200

*	Face amounts are the underlying reference notional amounts to stock exchange indices and bonds upon which the fair value of the futures contracts traded by the Fund are based. While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund’s futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments. Instrument is non-income producing.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2020

OPEN CREDIT DEFAULT SWAP AGREEMENTS

						Amortized
				Notional		Upfront	Unrealized
			Fixed Deal	Value at	Fair	Payments	Appreciation/
Reference Entity	Counter Party	Termination Date	(Pay) Rate	July 31, 2020	Value	Paid	(Depreciation)
CDX.EM.32-V2	Citibank	12/20/2024	1.00%	$(462,000)	$(13,610)	$31,845	$17,696
CDX.EM.32-V3	Citibank	6/20/2025	1.00%	(760,000)	(30,282)	29,997	(1,172)
							16,524

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2020

As of July 31, 2020 the following Forward Foreign Currency Exchange Contracts were open:

Forward Foreign Currency Exchange Contracts
								Unrealized
		Settlement		Local Currency		U.S. Dollar		Appreciation
Foreign Currency		Date	Counterparty	Amount Purchased		Market Value		(Depreciation)
To Sell USD and To Buy:
Egyptian Pound		8/10/2020	JP Morgan Chase	$1,780,000		$111,290		$2,621
Mexican Peso		8/12/2020	Citigroup	5,190,000		233,614		(2,959)
Mexican Peso		8/13/2020	Citigroup	8,200,000		369,052		(4,568)
Euro		8/17/2020	Citigroup	820,000		969,929		41,632
Euro		8/28/2020	Citigroup	93,824		111,006		3,267
								$39,993

		Settlement		Local Currency		U.S. Dollar		Unrealized
Foreign Currency		Date	Counterparty	Amount Sold		Market Value		Depreciation
To Buy USD and To Sell:
Euro		8/6/2020	Citigroup	$(4,057,018)		$(4,797,639)		$(230,639)
British Pound		8/7/2020	Citigroup	(702)		(922)		(42)
Egyptian Pound		8/10/2020	Citigroup	(1,780,000)		(111,290)		(2,422)
Mexican Peso		8/12/2020	Citigroup	(5,190,000)		(233,614)		(5,132)
Mexican Peso		8/13/2020	Citigroup	(8,200,000)		(369,052)		(8,721)
Euro		8/17/2020	Citigroup	(410,000)		(484,965)		(15,471)
Euro		8/24/2020	Citigroup	(610,000)		(721,644)		(11,466)
Australian Dollar		8/28/2020	Citigroup	(886,462)		(635,791)		(27,084)
British Pound		8/28/2020	Citigroup	(1,237,298)		(1,624,175)		(84,572)
Candian Dollar		8/28/2020	Citigroup	(1,127,400)		(841,708)		(10,913)
Euro		8/28/2020	Citigroup	(11,277,812)		(13,343,096)		(632,592)
Japanese Yen		8/28/2020	Citigroup	(71,214,000)		(673,728)		(7,014)
								$(1,036,068)

				Local Currency	Local Currency	U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Amount Purchased	Amount Purchased	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Buy	Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
British Pound	Euro	8/7/2020	Citigroup	$189,227	$(210,000)	$248,365	$(248,342)	$24
Euro	British Pound	8/7/2020	Citigroup	210,000	(188,525)	248,342	(247,444)	898
Japanese Yen	Australian Dollar	8/7/2020	Citigroup	49,981,799	(670,000)	472,747	(480,497)	(7,750)
Euro	British Pound	8/28/2020	Citigroup	455,976	(413,000)	539,478	(542,136)	(2,658)
Euro	British Pound	8/28/2020	JP Morgan Chase	3,406	(3,100)	4,030	(4,069)	(40)
								$(9,526)

Net Unrealized Loss on Forward Foreign Currency Exchange Contracts								$(1,005,601)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.7%
AEROSPACE/DEFENSE - 2.0%
Lockheed Martin Corp.	2,532	$959,552
Northrop Grumman Corp.	2,945	957,155
		1,916,707
BANKS - 9.2%
Bank of America Corp.	109,545	2,725,480
JPMorgan Chase & Co.	33,458	3,233,381
State Street Corp. ^	23,594	1,505,061
Truist Financial Corporation	31,720	1,188,231
		8,652,153
BEVERAGES - 1.5%
PepsiCo, Inc.	10,466	1,440,750

BUILDING MATERIALS - 2.3%
Martin Marietta Materials, Inc.	6,555	1,358,065
Owens Corning	12,951	783,147
		2,141,212
CHEMICALS - 2.5%
Air Products & Chemicals, Inc. ^	5,765	1,652,422
Huntsman Corp.	39,245	726,033
		2,378,455
COMMERCIAL SERVICES - 1.2%
Quanta Services, Inc.	27,471	1,098,016

COMPUTERS - 1.1%
Apple, Inc.	2,554	1,085,552

COSMETICS / PERSONAL CARE - 1.0%
Procter & Gamble Co.	7,121	933,706

DIVERSIFIED FINANCIAL SERVICES - 4.6%
American Express Co.	7,008	653,987
BlackRock, Inc. ^	2,720	1,564,027
Charles Schwab Corp. ^	22,399	742,527
Intercontinental Exchange, Inc.	14,024	1,357,243
		4,317,784
ELECTRIC - 6.2%
American Electric Power Co., Inc. ^	14,462	1,256,459
DTE Energy Co.	13,187	1,524,813
Duke Energy Corp.	15,897	1,347,112
Xcel Energy, Inc. ^	24,627	1,700,248
		5,828,632
ELECTRONICS - 1.3%
Honeywell International, Inc.	8,282	1,237,082

FOOD - 1.5%
Mondelez International, Inc.	25,243	1,400,734

HEALTHCARE-PRODUCTS - 5.4%
Hill-Rom Holdings, Inc.	10,725	1,042,685
Medtronic PLC	22,771	2,196,946
Thermo Fisher Scientific, Inc.	4,455	1,844,147
		5,083,778
HEALTHCARE-SERVICES - 1.0%
UnitedHealth Group, Inc.	3,175	961,327

HOME BUILDERS - 1.2%
PulteGroup, Inc.	25,462	1,110,143

HOUSEHOLD PRODUCTS / WARES - 1.8%
Kimberly-Clark Corp.	11,342	1,724,438

INSURANCE - 7.1%
Allstate Corp.	11,606	1,095,490
Berkshire Hathaway, Inc. *	5,473	1,071,504
Hartford Financial Services Group, Inc.	27,000	1,142,640
Prudential Financial, Inc. ^	18,286	1,158,784

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund (Continued)
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.7% (Continued)
INSURANCE - 7.1% (Continued)
Travelers Cos., Inc.	6,210	$710,548
Willis Towers Watson PLC	7,435	1,561,424
		6,740,390
INTERNET - 2.4%
Alphabet, Inc. *	1,517	2,257,220

MACHINERY-CONSTRUCTION & MINING - 1.2%
Caterpillar, Inc.	8,213	1,091,343

MEDIA - 4.5%
Comcast Corp.	49,571	2,121,639
Discovery, Inc. * ^	47,831	1,009,234
Walt Disney Co.	9,729	1,137,709
		4,268,582
MISCELLANEOUS MANUFACTURING - 3.2%
Parker-Hannifin Corp.	7,260	1,298,959
Textron, Inc.	22,946	801,733
Trane Technologies PLC	7,952	889,590
		2,990,282
OIL & GAS - 5.1%
Chevron Corp.	20,196	1,695,252
Concho Resources, Inc.	13,795	724,789
ConocoPhillips	22,050	824,450
EOG Resources, Inc.	19,146	896,990
Phillips 66	10,712	664,358
		4,805,839
PACKAGING & CONTAINERS - 0.5%
Westrock Co.	17,783	477,651

PHARMACEUTICALS - 9.8%
AbbVie, Inc.	13,732	1,303,304
AmerisourceBergen Corp	12,123	1,214,603
Bristol-Myers Squibb Co.	16,781	984,373
Cigna Corp.	5,651	975,871
Eli Lilly & Co.	6,099	916,619
Johnson & Johnson	17,353	2,529,373
Merck & Co., Inc.	16,946	1,359,747
		9,283,890
REITS - 4.0%
Boston Properties, Inc.	10,616	945,779
Equity LifeStyle Properties, Inc.	8,522	582,223
Highwoods Properties, Inc.	12,739	488,413
Prologis, Inc.	16,498	1,739,219
		3,755,634
RETAIL - 4.8%
Best Buy Co., Inc.	13,561	1,350,540
Darden Restaurants, Inc.	9,460	718,014
Lowe’s Cos, Inc.	6,389	951,386
Target Corp.	11,757	1,479,971
		4,499,911
SEMICONDUCTORS - 3.7%
Broadcom, Inc.	2,550	807,713
Intel Corp.	16,214	773,894
Micron Technology, Inc. *	20,354	1,018,820
ON Semiconductor Corp. *	43,753	901,312
		3,501,739

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund (Continued)
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.7% (Continued)
SOFTWARE - 2.0%
Microsoft Corp.	4,831	$990,403
Oracle Corp.	15,226	844,282
		1,834,685
TELECOMMUNICATIONS - 5.1%
AT&T, Inc.	21,081	623,576
Cisco Systems, Inc.	27,913	1,314,702
Verizon Communications, Inc.	50,160	2,883,197
		4,821,475
TRANSPORTATION - 1.5%
Kansas City Southern	8,116	1,394,735

TOTAL COMMON STOCKS (Cost - $75,968,404)		93,033,845

COLLATERAL FOR SECURITIES LOANED - 8.9%
Mount Vernon Prime Portfolio, 0.26% + #	8,375,825	8,375,825
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $8,375,825)

TOTAL INVESTMENTS - 107.6% (Cost - $84,344,229)		$101,409,670
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.6)%		(7,173,029)
NET ASSETS - 100.0%		$94,236,641

PLC - Public Limited Company

REITS - Real Estate Investment Trust

*	Non-income producing security.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $8,196,220 at July 31, 2020.

+	Variable Rate security. Interest rate is as of July 31, 2020.

#	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be ’102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 99.8%
AGRICULTURE - 2.3%
Darling Ingredients, Inc. * ^	27,388	$764,947
Phibro Animal Health Corp.	18,800	436,066
		1,201,013
AIRLINES - 0.5%
SkyWest, Inc.	9,080	238,895

AUTO PARTS & EQUIPMENT - 0.8%
Goodyear Tire & Rubber Co.	43,550	392,386

BANKS - 17.5%
BancFirst Corp.	4,320	188,179
Banner Corp.	12,950	458,819
Central Pacific Financial Corp.	21,540	335,162
First Bancorp/Southern Pines NC	16,220	335,105
First Bancshares, Inc.	16,220	322,940
First Citizens BancShares, Inc.	960	408,835
First Financial Corp.	10,749	359,339
First Interstate BancSystem, Inc. ^	14,030	408,413
First Midwest Bancorp, Inc.	38,940	472,537
Flagstar Bancorp, Inc.	23,582	740,003
Heartland Financial USA, Inc. ^	14,950	467,038
Heritage Commerce Corp.	41,400	280,692
Independent Bank Corp.	26,600	371,469
International Bancshares Corp.	16,840	512,273
Simmons First National Corp.	29,470	488,907
TriCo Bancshares	14,613	409,164
Trustmark Corp.	20,850	469,542
UMB Financial Corp.	3,110	154,878
United Community Banks, Inc.	29,100	521,763
Walker & Dunlop, Inc.	7,480	377,067
Webster Financial Corp.	21,081	574,879
Wintrust Financial Corp.	11,210	479,788
		9,136,792
BUILDING MATERIALS - 0.7%
American Woodmark Corp. *	4,710	379,720

CHEMICALS - 1.9%
Avient Corp.	18,930	452,427
Minerals Technologies, Inc.	11,878	556,841
		1,009,268
COMMERCIAL SERVICES - 4.8%
BrightView Holdings, Inc. * ^	28,450	344,814
CBIZ, Inc. *	19,240	465,223
Graham Holdings Co.	1,460	581,620
Huron Consulting Group, Inc. *	7,310	348,833
Laureate Education, Inc. *	32,430	411,212
WW International, Inc. *	13,750	354,475
		2,506,177
COMPUTERS - 1.0%
Sykes Enterprises, Inc. *	19,290	529,703

DIVERSIFIED FINANCIAL SERVICES - 3.2%
Artisan Partners Asset Management, Inc.	14,880	539,102
Mr Cooper Group, Inc. *	34,820	568,611
Waddell & Reed Financial, Inc. ^	36,980	539,538
		1,647,251
ELECTRIC - 3.0%
NorthWestern Corp.	10,170	572,164
Portland General Electric Co.	11,940	526,912
Unitil Corp.	10,510	453,507
		1,552,583

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 99.8% (Continued)
ELECTRONICS - 0.8%
Comtech Telecommunications Corp.	24,490	$402,126

ENGINEERING & CONSTRUCTION - 1.8%
Arcosa, Inc.	9,860	416,289
Primoris Services Corp.	32,610	522,738
		939,027
ENVIRONMENTAL CONTROL - 0.9%
Clean Harbors, Inc. * ^	8,000	476,800

FOOD - 2.0%
Ingles Markets, Inc. ^	13,410	539,753
Natural Grocers by Vitamin Cottage, Inc.	30,700	485,981
		1,025,734
FOREST PRODUCTS & PAPER - 0.5%
Neenah, Inc.	5,670	252,939

GAS - 1.9%
Southwest Gas Holdings, Inc.	6,221	433,230
Spire, Inc.	8,600	530,276
		963,506
HAND / MACHINE TOOLS - 1.4%
Regal Beloit Corp. ^	8,050	740,359

HEALTHCARE-PRODUCTS - 2.4%
Hanger, Inc. *	13,910	242,869
ICU Medical, Inc. *	1,200	220,476
Lantheus Holdings, Inc. *	25,250	340,370
Varex Imaging Corp. *	29,935	469,381
		1,273,096
HEALTHCARE-SERVICES - 0.8%
National HealthCare Corp.	7,060	418,799

HOME BUILDERS - 2.3%
M/I Homes, Inc. *	13,930	579,906
Meritage Homes Corp. *	6,330	627,809
		1,207,715
HOME FURNISHINGS - 1.3%
Sleep Number Corp. * ^	14,800	688,200

HOUSEHOLD PRODUCTS / WARES - 1.3%
ACCO Brands Corp.	49,547	323,046
Quanex Building Products Corp.	25,820	362,771
		685,817
INSURANCE - 4.3%
American Equity Investment Life Holding Co. ^	17,930	456,318
Assured Guaranty Ltd.	16,250	354,737
Mercury General Corp.	12,923	554,526
National Western Life Group, Inc .	1,880	366,205
Selective Insurance Group, Inc. ^	9,850	535,249
		2,267,035
INTERNET - 1.3%
ePlus, Inc. *	9,050	674,587

IRON / STEEL - 0.5%
Commercial Metals Co.	19,310	399,331

LEISURE TIME - 1.0%
Johnson Outdoors, Inc. ^	6,016	526,761

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 99.8% (Continued)
MACHINERY-DIVERSIFIED - 2.0%
Altra Industrial Motion Corp.	19,790	$677,412
Columbus McKinnon Corp.	10,150	336,270
		1,013,682
MEDIA - 1.1%
Gray Television, Inc. *	41,630	596,974

METAL FABRICATE / HARDWARE - 1.8%
AZZ, Inc.	14,660	462,963
Mueller Industries, Inc.	16,340	456,866
		919,829
MISCELLANEOUS MANUFACTORING - 3.1%
Federal Signal Corp.	17,340	535,979
Haynes International, Inc.	11,640	213,710
Lydall, Inc. *	18,820	304,884
Materion Corp.	9,830	564,439
		1,619,012
OIL & GAS - 1.8%
Bonanza Creek Energy, Inc. *	37,430	680,852
CVR Energy, Inc.	12,730	244,416
		925,268
OIL & GAS SERVICES - 2.1%
Archrock, Inc. ^	83,710	557,509
Liberty Oilfield Services, Inc. ^	90,410	510,816
		1,068,325
PACKAGING & CONTAINERS - 1.4%
Greif, Inc. ^	12,940	450,183
TriMas Corp. *	12,430	290,862
		741,045
PHARMACEUTICALS - 1.9%
Anika Therapeutics, Inc. * ^	13,603	495,149
Coherus Biosciences, Inc. * ^	27,420	482,318
		977,467
REAL ESTATE - 1.9%
McGrath RentCorp	9,660	560,473
RE/MAX Holdings, Inc.	13,730	444,440
		1,004,913
REITS - 12.1%
Apple Hospitality REIT, Inc.	52,680	464,638
Capstead Mortgage Corp.	101,979	627,171
Chatham Lodging Trust	33,800	176,098
Community Healthcare Trust, Inc.	8,464	387,059
Corporate Office Properties Trust	30,880	817,702
Dynex Capital, Inc. ^	26,760	413,442
Global Net Lease, Inc. ^	29,295	487,762
Physicians Realty Trust ^	28,830	520,093
Preferred Apartment Communities, Inc. ^	37,842	273,598
Retail Opportunity Investments Corp.	39,590	430,343
Sabra Health Care REIT, Inc.	27,840	410,362
STAG Industrial, Inc.	26,680	869,768
UMH Properties, Inc.	35,180	432,714
		6,310,750
RETAIL - 4.0%
Boot Barn Holdings, Inc. * ^	18,480	357,773
Foot Locker, Inc.	16,910	496,985
PriceSmart, Inc.	7,410	484,392
Sonic Automotive, Inc. ^	19,260	734,191
		2,073,341
SAVINGS & LOAN - 0.6%
WSFS Financial Corp.	11,110	316,968

SEMICONDUCTORS - 3.5%
Amkor Technology, Inc. *	45,740	621,835
Rambus, Inc. *	36,300	535,788
Synaptics, Inc. * ^	8,240	659,365
		1,816,988

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 99.8% (Continued)
SOFTWARE - 0.9%
American Software, Inc.	26,880	$442,714

TRANSPORTATION - 0.8%
Teekay Tankers Ltd. * ^	28,070	420,208

WATER - 0.6%
SJW Group	5,275	329,477

TOTAL COMMON STOCKS (Cost - $49,424,136)		52,112,581

COLLATERAL FOR SECURITIES LOANED - 19.9%
Mount Vernon Prime Portfolio, 0.26% + #	10,392,721	10,392,721
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $10,392,721)

TOTAL INVESTMENTS - 119.7% (Cost - $59,816,857)		$62,505,302
LIABILITIES IN EXCESS OF OTHER ASSETS - (19.7)%		(10,269,411)
NET ASSETS - 100.0%		$52,235,891

REITS - Real Estate Investment Trusts

*	Non-income producing security.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $9,974,834 at July 31, 2020.

+	Variable Rate security. Interest rate is as of July 31, 2020.

#	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement.

The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Focused Large Cap Growth Fund
July 31, 2020

Security	Shares			Value
COMMON STOCKS - 98.5%
AEROSPACE/DEFENSE - 1.0%
TransDigm Group, Inc. ^	3,512			$1,515,709

BIOTECHNOLOGY - 1.2%
Illumina, Inc. * ^	4,464			1,705,962

COMMERCIAL SERVICES - 13.2%
Global Payments, Inc.	11,034			1,964,273
PayPal Holdings, Inc. *	38,935			7,633,985
S&P Global, Inc.	9,901			3,467,825
Square, Inc. *	29,644			3,849,273
TransUnion	27,147			2,431,557
				19,346,913
DIVERSIFIED FINANCIAL SERVICES - 11.3%
Mastercard, Inc.	27,645			8,529,312
Visa, Inc. ^	42,101			8,016,030
				16,545,342
HEALTHCARE-PRODUCTS - 6.8%
Align Technology, Inc. * ^	6,572			1,930,985
Edwards Lifesciences Corp. *	47,628			3,734,511
Intuitive Surgical, Inc. *	6,293			4,313,474
				9,978,970
INTERNET - 19.9%
Alibaba Group Holding Ltd. - ADR *	13,884			3,485,162
Alphabet, Inc. *	3,313			4,913,046
Amazon.com, Inc. *	3,960			12,532,133
Facebook, Inc. *	15,844			4,019,147
MercadoLibre, Inc. *	2,775			3,120,821
Zendesk, Inc. * ^	12,000			1,093,800
				29,164,109
PHARMACEUTICALS - 3.3%
DexCom, Inc. *	11,079			4,825,348

RETAIL - 4.2%
Burlington Stores, Inc. *	22,255			4,183,940
Ulta Beauty, Inc. *	9,948			1,919,865
				6,103,805
SEMICONDUCTORS - 4.1%
NVIDIA Corp.	13,974			5,933,221

SOFTWARE - 33.5%
Adobe, Inc. *	11,700			5,198,544
Autodesk, Inc. *	26,812			6,339,161
Microsoft Corp.	44,638			9,151,236
Salesforce.com, Inc. *	34,367			6,696,410
ServiceNow, Inc. * ^	16,566			7,275,787
Splunk, Inc. *	18,086			3,794,805
Veeva Systems, Inc. *	26,088			6,902,102
Workday, Inc. *	20,388			3,688,597
				49,046,642

TOTAL COMMON STOCKS (Cost - $57,565,843)				144,166,021

		Interest
		Rate %
COLLATERAL FOR SECURITIES LOANED - 11.2%
Mount Vernon Prime Portfolio #	16,321,643	0.260	+	16,321,643
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $16,321,643)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Focused Large Cap Growth Fund (Continued)
July 31, 2020

Value
TOTAL INVESTMENTS - 109.7% (Cost - $73,887,486)	$160,487,664
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.7)%	(14,142,859)
NET ASSETS - 100.0%	$146,344,805

ADR - American Depositary Receipt.

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of July 31, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $15,738,091 at July 31, 2020.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 95.0%
AEROSPACE/DEFENSE - 0.9%
Mercury Systems, Inc. *	6,365	$492,842

APPAREL - 1.1%
Crocs, Inc. *	17,087	614,107

AUTO PARTS & EQUIPMENT - 1.1%
Methode Electronics, Inc.	20,767	585,629

BANKS - 1.8%
First Merchants Corp.	20,644	504,333
Seacoast Banking Corp. of Florida *	25,697	485,159
		989,492
BIOTECHNOLOGY - 7.2%
Biohaven Pharmaceutical Holding Co. Ltd. *	4,707	301,436
Blueprint Medicines Corp. *	3,290	240,762
Emergent BioSolutions, Inc. *	6,281	698,698
Epizyme, Inc. *	31,498	435,932
Guardant Health, Inc. *	3,987	339,613
Iovance Biotherapeutics, Inc. *	16,812	488,725
Ligand Pharmaceuticals, Inc. ^	2,798	327,870
Livongo Health, Inc. *	2,413	307,054
Mirati Therapeutics, Inc. *	4,616	559,967
PTC Therapeutics, Inc. *	5,687	263,479
		3,963,536
BUILDING MATERIALS - 2.2%
AZEK Co., Inc. *	18,712	645,564
Trex Co., Inc. *	4,117	573,622
		1,219,186
COMMERICAL SERVICES - 4.4%
Avalara, Inc. *	1,844	247,926
Chegg, Inc. *	6,429	520,556
FTI Consulting, Inc. *	6,811	813,506
HealthEquity, Inc. *	6,116	315,341
Progyny, Inc. *	19,925	530,503
		2,427,832
COMPUTERS - 5.3%
Cubic Corp.	6,698	281,316
Globant SA *	2,682	463,825
Kornit Digital Ltd. *	8,124	435,365
MAXIMUS, Inc.	9,174	680,803
Vocera Communications, Inc. *	15,905	489,397
WNS Holdings Ltd. - ADR *	8,631	552,039
		2,902,745
COSMETICS/PERSONAL CARE - 0.9%
Inter Parfums, Inc.	12,299	502,906

DISTRIBUTION/WHOLESALE - 1.1%
SiteOne Landscape Supply, Inc. *	4,840	619,665

DIVERSIFIED FINANCIAL SERVICES - 2.2%
Evercore, Inc.	7,932	438,640
Houlihan Lokey, Inc.	9,621	527,231
Moelis & Co.	9,077	270,404
		1,236,275
ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
nLight, Inc. *	18,144	420,397

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 95.0% (Continued)
ELECTRONICS - 1.1%
Itron, Inc. *	8,685	$604,129

ENERGY - 1.2%
Enphase Energy, Inc. *	11,001	664,020

ENGINEERING & CONSTRUCTION - 2.4%
Exponent, Inc.	6,822	573,457
WillScot Mobile Mini Holdings Corp. *	48,559	731,299
		1,304,756
FOOD - 2.2%
BellRing Brands, Inc. *	22,292	442,942
Grocery Outlet Holding Corp. *	6,655	292,753
Sprouts Farmers Market, Inc. *	17,317	456,822
		1,192,517
HAND/MACHINE TOOLS - 0.9%
MSA Safety, Inc.	4,274	506,597

HEALTHCARE-PRODUCTS - 4.8%
Adaptive Biotechnologies Corp. *	10,470	390,740
Cerus Corp. *	50,980	363,487
Insulet Corp. *	3,206	651,972
OraSure Technologies, Inc. *	14,541	263,919
Repligen Corp. *	3,239	488,798
Tandem Diabetes Care, Inc. *	4,484	468,399
		2,627,315
HEALTHCARE-SERVICES - 2.3%
Amedisys, Inc. *	2,636	617,246
LHC Group, Inc. *	3,315	646,790
		1,264,036
HOME BUILDERS - 2.3%
Installed Building Products, Inc. *	5,067	400,850
LGI Homes, Inc. *	3,459	394,707
Skyline Champion Corp. *	16,669	470,566
		1,266,123
HOUSEHOLD PRODUCTS - 0.9%
Helen of Troy Ltd. *	2,661	500,933

INTERNET - 8.4%
Cadlytics, Inc. *	4,853	322,336
Chewy, Inc. *	8,620	452,464
Fiverr International Ltd. * ^	4,524	422,677
Mimecast Ltd. *	11,808	554,149
Pinterest, Inc. *	29,279	1,003,977
Q2 Holdings, Inc. *	4,044	380,338
Roku, Inc. *	2,686	416,035
Spotify Technology SA *	1,535	395,754
TechTarget, Inc. *	18,968	688,349
		4,636,079
LEISURE PRODUCTS - 1.3%
Fox Factory Holding Corp. *	5,108	454,612
Lindblad Expeditions Holdings, Inc. *	38,929	282,235
		736,847
MACHINERY-DIVERSIFIED - 1.2%
Chart Industries, Inc. *	9,920	679,818

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 95.0% (Continued)
MISCELLANEOUS MANUFACTURING - 3.9%
Axon Enterprise, Inc. *	6,344	$527,377
ESCO Technologies, Inc.	6,259	537,898
Fabrinet *	8,232	597,890
Raven Industries, Inc.	22,515	486,549
		2,149,714
PHARMACEUTICALS - 0.7%
TG Therapeutics, Inc. *	19,966	390,934

REAL ESTATE - 0.8%
Redfin Corp. *	10,150	422,037

RETAIL - 5.7%
BJ’s Wholesale Club Holdings, Inc. *	14,808	593,060
Freshpet, Inc. *	3,037	291,704
Ollie’s Bargain Outlet Holdings, Inc. *	4,410	463,491
Papa John’s International, Inc.	3,460	327,558
Texas Roadhouse, Inc.	7,936	445,924
Vroom, Inc. *	11,089	656,358
Wingstop, Inc.	2,413	377,031
		3,155,126
SEMICONDUCTORS - 5.5%
Brooks Automation, Inc.	12,516	681,496
FormFactor, Inc. *	19,391	559,236
Lattice Semiconductor Corp. *	23,608	733,973
Semtech Corp. *	10,781	600,825
Silicon Laboratories, Inc. *	4,782	480,639
		3,056,169
SOFTWARE - 14.9%
Appfolio, Inc. *	2,818	392,322
Appian Corp. * ^	7,740	393,734
Bandwidth, Inc. *	4,121	596,638
Blackline, Inc. *	6,211	552,220
Coupa Software, Inc. *	1,284	393,482
Elastic NV *	4,266	410,347
Everbridge, Inc. *	2,253	321,728
Five9, Inc. *	4,566	551,664
Intelligent Systems Corp. * ^	16,088	487,788
MongoDB, Inc. *	2,618	599,731
MSCI, Inc.	1,481	556,826
Omnicell, Inc. *	7,673	539,335
Ontrak, Inc. * ^	8,969	343,154
Schrodinger, Inc. *	3,016	218,298
Slack Technologies, Inc. *	14,909	440,561
Tabula Rasa HealthCare, Inc. * ^	5,875	330,175
Twilio, Inc. *	1,996	553,730
Workiva, Inc. *	10,274	574,317
		8,256,050
TELECOMMUNICATIONS - 0.8%
PagerDuty, Inc. *	14,691	447,782

TEXTILES - 1.0%
UniFirst Corp.	2,997	558,881

TRANSPORTATION - 3.7%
Air Transport Services Group, Inc. *	26,269	640,176
CryoPort, Inc. *	11,357	376,371
Marten Transport Ltd.	19,763	526,091
Saia, Inc. *	4,180	499,301
		2,041,939
TOTAL COMMON STOCKS (Cost - $37,149,234)		52,436,414

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
July 31, 2020

Security	Shares	Interest Rate %	Value
SHORT-TERM INVESTMENT - 0.7%
MONEY MARKET FUND - 0.7%
Fidelity Investments Money Market - Class I	389,912	0.050 +	$389,912
TOTAL SHORT-TERM INVESTMENT (Cost - $389,912)

COLLATERAL FOR SECURITIES LOANED - 2.5%
HSBC US Government Money Market Fund - Class I #	1,389,253	0.082 +	1,389,253
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,389,253)

TOTAL INVESTMENTS - 98.2% (Cost - $38,928,399)			$54,215,579
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%			998,581
TOTAL NET ASSETS - 100.00%			$55,214,160

ADR - American Depositary Receipt.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $1,361,672 at July 31, 2020.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of July 31, 2020.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.3%
AIRLINES - 2.5%
Spring Airlines Co. Ltd.	152,990	$870,015
Wizz Air Holdings Plc *	31,585	1,328,166
		2,198,181
AUTO MANUFACTURERS - 2.3%
Eicher Motors Ltd.	3,041	837,466
Geely Automobile Holdings Ltd.	569,000	1,193,655
		2,031,121
BANKS - 6.6%
Banco Bradesco SA - ADR	138,490	584,428
Banco Santander Chile - ADR	32,600	557,786
Bancolombia SA - ADR ^	20,800	580,736
Bank Central Asia Tbk PT	308,400	660,584
Bank of the Philippine Islands	476,440	661,629
China Merchants Bank Co. Ltd.	186,000	868,070
Itau Unibanco Holding SA - ADR	110,000	561,000
Public Bank Bhd	214,600	861,359
Sberbank of Russia PJSC - ADR	44,742	533,101
		5,868,693
BEVERAGES - 1.1%
Varun Beverages Ltd.	105,575	998,022

BUILDING MATERIALS - 2.2%
Anhui Conch Cement Co. Ltd.	253,000	1,913,248

CHEMICALS - 0.9%
LG Chem Ltd. *	1,697	812,591

COMMERCIAL SERVICES - 1.9%
China Education Group Holdings Ltd.	569,000	1,081,569
Localiza Rent a Car SA	62,600	611,955
		1,693,524
DIVERSIFIED FINANCIAL SERVICES - 5.7%
B3 SA - Brasil Bolsa Balcao	87,100	1,066,790
Hong Kong Exchanges & Clearing Ltd.	30,600	1,456,981
Housing Development Finance Corp. Ltd.	70,048	1,665,915
KB Financial Group, Inc.	29,394	869,924
		5,059,610
ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
Contemporary Amperex Technology Co. Ltd.	50,800	1,528,929

ELECTRONICS - 1.0%
Hon Hai Precision Industry Co. Ltd.	335,000	895,331

ENERGY-ALTERNATE SOURCES - 1.4%
LONGi Green Energy Technology Co. Ltd.	146,000	1,192,416

ENGINEERING & CONSTRUCTION - 1.8%
Airports of Thailand PCL	279,200	462,548
Jasa Marga Persero Tbk PT	1,719,600	463,924
Mytilineos SA	67,591	634,251
		1,560,723
ENTERTAINMENT - 0.8%
OPAP SA	75,210	683,950

FOOD - 2.6%
Charoen Pokphand Foods PCL	687,700	745,202
Magnit PJSC	10,176	624,992
Ulker Biskuvi Sanayi AS *	245,946	916,519
		2,286,713
HOME FURNISHINGS - 1.2%
Joyoung Co. Ltd.	195,378	1,094,204

INSURANCE - 3.9%
AIA Group Ltd.	130,200	1,174,021
Ping An Insurance Group Co. of China Ltd.	212,000	2,236,889
		3,410,910

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.3% (Continued)
INTERNET - 21.3%
21Vianet Group, Inc. - ADR *	46,300	$1,006,562
Alibaba Group Holding Ltd. - ADR *	20,300	5,095,706
Alibaba Group Holding Ltd. *	76,400	2,397,162
Dada Nexus Ltd. - ADR *	49,600	1,148,240
Naspers Ltd.	9,099	1,661,894
NAVER Corp.	5,058	1,284,994
Tencent Holdings Ltd.	62,600	4,294,304
Tencent Music Entertainment Group - ADR *	60,200	971,628
Yandex NV *^	17,600	1,012,704
		18,873,194
LEISURE TIME - 0.6%
Giant Manufacturing Co. Ltd.	48,000	505,447

LODGING - 2.0%
Lemon Tree Hotels Ltd. *	1,760,240	554,337
Minor International PCL - ADR *	593,500	347,544
Wynn Macau Ltd.	498,400	874,114
		1,775,995
MACHINERY-CONSTRUCTION & MINING - 1.8%
Sany Heavy Industry Co. Ltd.	518,690	1,568,915

MINING - 2.7%
Grupo Mexico SAB de CV	263,900	670,334
Jiangxi Copper Co. Ltd.	825,000	986,083
MMC Norilsk Nickel PJSC	2,788	738,132
		2,394,549
MISCELLANEOUS MANUFACTURING - 1.4%
Airtac International Group	30,000	629,321
Sunny Optical Technology Group Co. Ltd.	30,400	570,892
		1,200,213
OIL & GAS - 2.1%
LUKOIL PJSC - ADR	9,429	642,115
Reliance Industries Ltd.	43,702	1,208,605
		1,850,720
REAL ESTATE - 5.2%
Ayala Corp.	40,490	601,639
China Overseas Land & Investment Ltd.	389,000	1,185,360
ESR Cayman Ltd. *	365,600	901,589
Godrej Properties Ltd. *	58,920	728,309
Pakuwon Jati Tbk PT	10,525,700	306,603
Powerlong Real Estate Holdings Ltd.	1,475,000	901,393
		4,624,893
RETAIL - 3.7%
Atacadao SA	169,600	727,164
Home Product Center PCL	1,279,600	640,345
Li Ning Co. Ltd.	293,000	944,412
Lojas Renner SA	122,570	966,989
		3,278,910
SEMICONDUCTORS - 17.5%
MediaTek, Inc.	63,000	1,504,318
Nanya Technology Corp.	438,000	906,354
Realtek Semiconductor Corp.	56,000	714,458
Samsung Electronics Co. Ltd. - ADR - 144A	296	303,104
Samsung Electronics Co. Ltd.	69,391	3,391,406
Samsung Electronics Co. Ltd.	32,043	1,338,366
SK Hynix, Inc. *	20,686	1,448,357
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR ^	24,000	1,893,360
Taiwan Semiconductor Manufacturing Co. Ltd.	274,000	3,987,687
		15,487,410
SOFTWARE - 1.9%
Kingdee International Software Group Co. Ltd.	613,000	1,695,476

TELECOMMUNICATIONS - 0.5%
Bharti Airtel Ltd. *	63,067	467,107

TOTAL COMMON STOCKS (Cost - $74,323,671)		86,950,995

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
July 31, 2020

Security	Shares	Value
CLOSED END FUND - 0.5%
Vietnam Enterprise Investments Limited *	87,862	$454,473
TOTAL CLOSED END FUND (Cost - $499,718)

WARRANT - 0.0%
Minor International PCL - NVDR - Warrant *++	51,085	1,628
TOTAL CLOSED END FUND (Cost - $0)

COLLATERAL FOR SECURITIES LOANED - 3.5%
Mount Vernon Prime Portfolio, 0.26% + # (Cost - $3,095,298)	3,095,298	3,095,298

TOTAL INVESTMENTS - 102.3% (Cost - $77,918,687)		$90,502,394
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%		(2,049,490)
NET ASSETS - 100.0%		$88,452,904

ADR - American Depositary Receipt

*	Non-income producing security

^	All or a portion of these securities are on loan. Total loaned securities had a value of $2,995,985 at July 31, 2020.

+	Variable rate security. Interest rate is as of July 31, 2020.

++	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $1,628 or 0.0% of net assets.

144A	- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $303,104 or 0.3% of net assets.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% (105% for non US Shares) of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.5%
ADVERTISING - 0.2%
Hakuhodo DY Holdings, Inc.	10,100	$111,007
WPP PLC - ADR	5,200	193,960
		304,967
AEROSPACE/DEFENSE - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	25,166	127,037
Embraer SA *	41,500	60,666
		187,703
AGRICULTURE - 0.2%
Swedish Match AB	3,444	266,459

AIRLINES - 0.2%
Deutsche Lufthansa AG *	34,023	299,653
Turk Hava Yollari AO *	1	2
		299,655
APPAREL- 0.5%
Global Top E-Commerce Co. Ltd. *	184,700	213,089
Pou Chen Corp.	92,000	83,406
Puma SE *	4,730	369,595
		666,090
AUTO MANUFACTURERS - 2.1%
Bayerische Motoren Werke AG	2,923	149,130
Fiat Chrysler Automobiles NV *	60,512	617,565
Hino Motors Ltd.	24,300	140,287
Hyundai Motor Co.	923	98,448
Kia Motors Corp.	11,634	395,979
Nissan Motor Co. Ltd.	77,900	266,777
Peugeot SA *	9,267	149,540
Porsche Automobil Holding SE	3,193	181,431
Tofas Turk Otomobil Fabrikasi AS *	121,994	444,715
Volkswagen AG *	1,732	254,504
		2,698,376
AUTO PARTS & EQUIPMENT - 2.1%
Continental AG	4,816	467,017
Hankook Tire Co., Ltd.	7,314	160,167
Hyundai Mobis Co., Ltd.	553	95,689
Magna International, Inc.	17,182	793,293
NGK Insulators Ltd.	7,000	87,098
Schaeffler AG	12,065	88,360
Valeo SA	25,831	665,446
Weifu High-Technology Group Co., Ltd.	138,000	233,174
		2,590,244
BANKS - 4.8%
ABN AMRO Group N.V. - ADR	16,399	136,733
Aeon Financial Service Co. Ltd.	8,100	61,234
Akbank T.A.S. *	134,695	101,511
Banco Bradesco SA	99,500	393,543
Banco do Brasil SA - ADR	24,900	160,605
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR	9,700	30,652
BNP Paribas SA *	15,249	617,579
Concordia Financial Group Ltd.	32,300	95,888
Itau Unibanco Holding SA	44,500	212,849
mBank SA *	1,484	74,127
Sberbank of Russia PJSC	550,580	1,640,556
Shinsei Bank Ltd.	23,900	270,324
Societe Generale SA *	22,308	344,765
Sumitomo Mitsui Financial Group, Inc.	29,800	795,003
Turkiye Is Bankasi *	81,167	55,980
VTB BANK PJSC	1,915,580,000	994,282
		5,985,631
BEVERAGES - 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	42,812	118,819
Coca-Cola Bottlers Japan, Inc.	15,000	224,055
		342,874
BIOTECHNOLOGY - 0.1%
Genmab A/S *	352	121,604

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.5% (Continued)
BUILDING MATERIALS - 1.2%
BBMG Corp.	327,000	$71,791
Cie de Saint-Gobain - ADR *	8,700	63,510
Cie de Saint-Gobain *	4,573	169,832
CSG Holding Co., Ltd.	619,000	186,834
James Hardie Industries PLC - ADR	26,231	545,342
KCC Glass Corp. *	727	19,634
Taiheiyo Cement Corp.	14,900	323,756
Titan Cement International SA	8,762	116,670
		1,497,369
CHEMICALS - 3.3%
COFCO Biotechnology Co. Ltd.	314,500	359,583
Covestro AG	7,604	296,231
Hanwha Solutions Corp.	6,809	146,159
Kaneka Corp.	8,100	191,637
KCC Corp.	475	53,694
LG Chem Ltd.	482	108,104
Methanex Corp.	5,400	99,900
Mitsubishi Gas Chemical Co., Inc.	27,300	434,128
Mitsui Chemicals, Inc.	23,900	455,391
Nitto Denko Corp.	3,200	181,592
Nutrien Ltd.	18,700	609,433
Sasol Ltd. *	14,171	114,990
Shin-Etsu Chemical Co., Ltd.	6,800	796,805
Sociedad Quimica y Minera de Chile SA - ADR	4,800	146,640
Sociedad Quimica y Minera de Chile SA	4,014	122,241
		4,116,528
COAL - 0.1%
Huaibei Mining Holdings Co. Ltd.	116,629	155,579

COMMERCIAL SERVICES - 1.0%
Amadeus IT Group SA	2,894	145,071
Brambles Ltd. - ADR	4,200	64,680
Experian PLC	11,174	391,353
G4S PLC	28,351	52,810
Guangdong Provincial Expressway Development Co., Ltd. *	92,100	57,565
Localiza Rent a Car SA	26,100	255,144
RELX PLC	8,912	188,119
Sichuan Expressway Co., Ltd.	400,000	90,912
		1,245,654
COMPUTERS - 2.3%
BOE Technology Group Co. Ltd.	7,100	2,731
CGI., Inc. *	7,890	563,267
Check Point Software Technologies Ltd. * ^	2,081	260,853
Computershare Ltd.	25,961	249,408
Fujitsu Ltd.	3,600	482,592
Lenovo Group Ltd. - ADR	3,500	41,825
NEC Corp.	5,400	302,896
Nomura Research Institute Ltd.	16,800	443,934
Phison Electronics Corp.	59,000	591,937
		2,939,443
COSMETICS / PERSONAL CARE - 1.6%
LG Household & Health Care Ltd.	236	141,699
Unicharm Corp. - ADR	9,700	87,494
Unicharm Corp.	3,100	140,388
Unilever NV	20,683	1,226,886
Unilever PLC - ADR ^	1,700	102,816
Unilever PLC	4,648	277,506
		1,976,789
DISTRIBUTION / WHOLESALE - 0.5%
Hanwha Corp. *	12,423	265,320
Hanwha Corp.	5,255	52,347
Marubeni Corp.	29,500	135,976
Toyota Tsusho Corp.	5,700	144,742
		598,385

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.5% (Continued)
DIVERSIFIED FINANCIAL SERVICES - 1.8%
B3 SA - Brasil Bolsa Balcao	35,500	$434,800
BNK Financial Group, Inc.	31,712	137,067
China Merchants Securities Co., Ltd. *	75,600	92,538
Haitong Securities Co., Ltd. *	268,400	249,704
Hana Financial Group, Inc.	10,225	253,736
KB Financial Group, Inc.	1,832	54,219
Magellan Financial Group Ltd.	15,461	674,246
Nomura Holdings, Inc.	65,000	306,263
Orient Securities Co., Ltd.	182,400	122,831
		2,325,404
ELECTRIC - 3.4%
Chubu Electric Power Co., Inc.	4,300	51,192
Cia Energetica de Minas Gerais	53,400	125,555
Cia Paranaense de Energia	30,600	388,422
Endesa SA	3,366	96,392
Enel SpA	201,825	1,855,965
Engie Brasil Energia SA	32,500	287,242
Iberdrola SA	51,295	665,564
Kansai Electric Power Co., Inc.	61,100	581,885
Tokyo Electric Power Co. Holdings, Inc. *	79,600	212,563
		4,264,780
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
Brother Industries Ltd.	10,100	157,384
LG Innotek Co., Ltd.	1,945	264,002
		421,386
ELECTRONICS - 3.1%
Alps Alpine Co., Ltd.	9,400	118,637
Avary Holding Shenzhen Co, Ltd.	73,200	533,960
Delta Electronics Thailand PCL ++	88,700	324,026
Hoya Corp.	7,200	710,900
LG Display Co., Ltd. - ADR *	26,600	141,246
LG Display Co., Ltd. *	36,416	385,467
Omron Corp.	7,000	504,805
Shenzhen Kinwong Electronic Co. Ltd.	133,907	684,873
TDK Corp.	4,000	445,874
		3,849,788
ENGINEERING & CONSTRUCTION - 0.1%
Enka Insaat ve Sanayi AS	1	1
Sydney Airport	16,218	60,971
		60,972
ENTERTAINMENT - 0.6%
Aristocrat Leisure Ltd.	24,953	469,625
OPAP SA	35,697	324,624
		794,249
FOOD - 2.5%
BIM Birlesik Magazalar AS	63,578	650,346
BRF SA *	49,056	195,243
CJ CheilJedang Corp. *	362	44,760
Coles Group Ltd.	25,627	333,502
Grupo Nutresa SA	9,926	53,779
Magnit PJSC	3,577	219,693
Remgro Ltd.	33,836	183,145
Seven & i Holdings Co Ltd.	15,100	456,854
Woolworths Ltd.	26,512	736,733
Yakult Honsha Co. Ltd.	5,800	331,892
		3,205,947
FOREST PRODUCTS - 0.4%
Empresas CMPC SA	55,064	122,002
Oji Holdings Corp	30,500	128,148
Suzano SA * ^	30,100	241,101
		491,251
GAS - 0.2%
Naturgy Energy Group SA	12,697	237,178

HAND / MACHINE TOOLS - 0.3%
Techtronic Industries Co., Ltd. - ADR	5,200	269,243
Techtronic Industries Co., Ltd.	7,000	73,214
		342,457

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.5% (Continued)
HEALTHCARE-PRODUCTS - 4.3%
Alcon, Inc. *	4,778	$290,319
Autobio Diagnostics Co. Ltd.	28,476	663,882
Coloplast A/S	4,268	731,202
Jafron Biomedical Co. Ltd.	47,150	496,012
Koninklijke Philips NV *	13,908	721,415
Maccura Biotechnology Co. Ltd.	111,100	807,291
Olympus Corp.	36,400	655,482
Smith & Nephew PLC	27,710	548,388
Terumo Corp.	12,300	465,872
		5,379,863
HEALTHCARE-SERVICES - 0.1%
Pharmaron Beijing Co. Ltd.	5,900	88,692

HOLDING COMPANIES - DIVERSIFIED - 0.1%
Haci Omer Sabanci Holding AS	1	1
KOC Holding AS	107,943	98,570
		98,571
HOME BUILDERS - 0.0%
Taylor Wimpey PLC	36,241	56,052

HOME FURNISHINGS - 1.0%
Arcelik AS *	64,164	212,941
Chicony Electronics Co. Ltd.	144,000	426,520
LG Electronics, Inc.	2,286	135,936
Panasonic Corp.	56,400	489,079
Sony Corp. - ADR	35	2,729
		1,267,205
INSURANCE - 1.7%
Aegon NV	19,140	56,304
BB Seguridade Participacoes SA	78,600	420,494
CNP Assurances *	3,854	46,991
Dai-ichi Life Holdings, Inc.	17,800	210,224
MS&AD Insurance Group Holdings, Inc.	8,900	223,904
NN Group NV	14,996	551,006
Porto Seguro SA	13,800	142,962
T&D Holdings, Inc.	54,900	452,443
		2,104,328
INTERNET - 3.2%
JD.com, Inc.- ADR *	12,967	827,165
Kakaku.com, Inc.	6,700	161,956
NAVER Corp.	804	204,258
NCSoft Corp.	105	71,547
Rakuten, Inc. - ADR	23,900	217,729
Shopify, Inc. *	557	570,368
Shopify, Inc. *	1,286	1,315,071
Trend Micro, Inc.	8,500	499,105
Wix.com Ltd. *	400	116,192
		3,983,391
INVESTMENT COMPANIES - 0.0%
Grupo de Inversiones Suramericana SA	8,856	46,081

IRON / STEEL - 2.2%
Angang Steel Co. Ltd.	620,700	239,163
ArcelorMittal SA - ADR *	1,261	13,833
BlueScope Steel Ltd.	75,409	605,354
Cia Siderurgica Nacional SA - ADR	29,556	68,274
Cia Siderurgica Nacional SA	114,100	268,494
Gerdau SA - ADR ^	7,230	24,148
Iskenderun Demir ve Celik AS	251,984	245,448
Magnitogorsk Iron & Steel Works PJSC	486,600	262,012
POSCO	383	61,804
Vale SA - ADR	7,900	91,956
Vale SA	75,400	881,632
		2,762,118

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.5% (Continued)
LEISURE TIME - 0.5%
Carnival PLC - ADR ^	26,521	$298,096
Carnival PLC	8,014	86,908
Chinadive Watersports Inc	4,682	55,372
TUI AG	36,936	140,299
		580,675
LODGING - 0.1%
Shanghai Jinjiang International Hotels Co., Ltd.	48,300	76,314

MACHINERY-CONSTRUCTION & MINING - 0.7%
Doosan Fuel Cell Co., Ltd. * ++	2,769	31,671
Hitachi Ltd. - ADR	1,793	106,827
Hitachi Ltd.	21,200	635,777
Mitsubishi Heavy Industries Ltd.	5,000	116,456
		890,731
MACHINERY-DIVERSIFIED - 1.3%
CNH Industrial NV *	51,375	350,436
Doosan Co., Ltd.	2,940	95,232
Hexagon AB *	5,836	383,246
Tian Di Science & Technology Co. Ltd.	460,500	203,917
WEG SA	42,400	550,504
		1,583,335
MEDIA - 0.4%
Nippon Television Holdings, Inc.	21,000	227,499
Wolters Kluwer NV	1,876	148,634
Zhejiang Huace Film & TV Co. Ltd.	129,287	133,892
		510,025
METAL FABRICATE - 0.4%
NSK Ltd.	15,500	104,464
Xinxing Ductile Iron Pipes Co. Ltd.	715,200	381,717
		486,181
MINING - 8.9%
Anglo American PLC	42,320	1,027,226
AngloGold Ashanti Ltd. - ADR	11,240	361,816
B2Gold Corp.	82,000	565,800
BHP Group Ltd.	73,406	1,940,000
BHP Group PLC - ADR	1,777	77,673
BHP Group PLC	36,022	781,003
Cia de Minas Buenaventura SAA - ADR	41,287	489,664
Evolution Mining Ltd.	85,831	368,057
First Quantum Minerals Ltd.	27,372	231,318
First Quantum Minerals Ltd.	9,100	76,672
Franco-Nevada Corp. ^	860	137,471
Glencore PLC - ADR	27,416	125,017
Glencore PLC	206,824	474,594
Impala Platinum Holdings Ltd. - ADR	59,130	531,579
Kinross Gold Corp. *	8,500	79,321
MMC Norilsk Nickel PJSC - ADR	3,591	94,336
MMC Norilsk Nickel PJSC	252	66,718
Northam Platinum Ltd. *	39,026	309,232
Pan American Silver Corp.	6,648	248,400
Pan American Silver Corp.	5,000	186,800
Polyus PJSC	992	226,671
Rio Tinto Ltd.	9,035	663,759
Rio Tinto PLC - ADR	4,116	251,241
Rio Tinto PLC	4,296	262,207
Shandong Gold Mining Co., Ltd.	33,350	105,769
Sibanye Stillwater Ltd. *	235,014	667,344
Southern Copper Corp. ^	11,689	510,926
Teck Resources Ltd.	19,452	197,061
Wheaton Precious Metals Corp.	3,322	180,224
		11,237,899
MISCELLANEOUS MANUFACTORING - 0.5%
Hartalega Holdings Bhd	135,100	649,171
Nikon Corp. - ADR	5,989	41,504
		690,675
OFFICE/BUSINESS EQUIPMENT - 0.3%
Canon, Inc.	20,500	330,287

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.5% (Continued)
OIL & GAS - 7.0%
China Petroleum & Chemical Corp.	1,550,000	$660,341
CNOOC Ltd. - ADR	3,079	325,296
Cosan SA *	12,900	223,020
Eni SpA - ADR	45,175	403,965
Gazprom PJSC	409,190	1,003,615
Lukoil PJSC	24,396	1,670,943
Petrobras Distribuidora SA	35,500	155,480
PetroChina Co., Ltd. - ADR	7,492	258,099
Petroleo Brasileiro SA	177,300	773,461
Petroleo Brasileiro SA *	144,300	617,304
Rosneft Oil Co PJSC	142,310	683,625
Royal Dutch Shell PLC	21,449	320,794
Royal Dutch Shell PLC	20,900	301,402
Surgutneftegas PJSC	1,345,800	673,693
Tatneft PJSC	75,525	546,701
Ultrapar Participacoes SA - ADR	53,600	192,960
		8,810,699
PACKAGING & CONTAINERS - 0.1%
Klabin SA	206,000	163,825

PHARMACEUTICALS - 11.2%
Astellas Pharma, Inc.	39,200	612,163
AstraZeneca PLC - ADR	21,482	1,198,266
Bayer AG	15,345	1,023,360
Chugai Pharmaceutical Co., Ltd.	29,700	1,342,518
Daiichi Sankyo Co Ltd.	10,700	947,926
Eisai Co., Ltd. - ADR	2,320	186,690
Grifols SA	5,546	106,142
Jiangsu Nhwa Pharmaceutical Co Ltd.	53,800	133,216
Medipal Holdings Corp.	9,100	166,851
Novartis AG	25,134	2,081,257
Novo Nordisk A/S	20,946	1,379,351
Ono Pharmaceutical Co., Ltd.	16,200	455,878
Otsuka Holdings Co., Ltd.	16,900	701,731
Otsuka Holdings Co., Ltd. - ADR	3,300	68,310
Roche Holding AG	9,398	3,272,413
Sanofi	4,137	436,051
		14,112,123
PRIVATE EQUITY - 0.4%
3i Group PLC	42,839	494,417

REAL ESTATE - 0.8%
BR Malls Participacoes SA	211,400	404,867
Hang Lung Group Ltd.	37,000	89,541
Multiplan Empreendimentos Imobiliarios SA	70,500	286,832
REA Group Ltd.	2,068	160,294
		941,534
REITS - 0.3%
Brookfield Property REIT, Inc. ^	30,124	349,740

RETAIL - 1.7%
CJ O Shopping Co. Ltd.	517	50,069
Kingfisher PLC	47,089	149,204
Lao Feng Xiang Co., Ltd.	18,100	60,219
Lawson, Inc.	6,200	309,105
Lojas Americanas SA *	94,800	622,251
Lojas Renner SA	27,700	218,533
Raia Drogasil SA	11,300	270,746
Wesfarmers Ltd.	12,057	402,383
		2,082,510
SEMICONDUCTORS - 8.4%
ASML Holding NV - ADR ^	1,086	384,140
ASML Holding NV	2,446	873,005
Hoshine Silicon Industry Co. Ltd.	89,099	401,998
NXP Semiconductors NV	2,856	335,666
Renesas Electronics Corp. *	25,700	141,529
Samsung Electronics Co., Ltd. - ADR	126	151,956
Samsung Electronics Co., Ltd. - ADR 144A	375	384,000
Samsung Electronics Co., Ltd.	67,400	3,294,098
Samsung Electronics Co., Ltd.	8,550	357,115

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2020

Security		Shares	Value
COMMON STOCKS - 98.5% (Continued)
SEMICONDUCTORS - 8.4% (Continued)
Silicon Motion Technology Corp. - ADR		10,089	$417,382
SK Hynix, Inc. *		14,214	995,211
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR ^		18,742	1,478,556
Taiwan Semiconductor Manufacturing Co., Ltd.		35,000	509,376
Tokyo Electron Ltd. - ADR		2,000	137,460
United Microelectronics Corp.		965,000	731,755
			10,593,247
SOFTWARE - 4.0%
Atlassian Corp PLC *		8,215	1,451,180
Blackberry Ltd. *		38,835	184,078
Constellation Software, Inc.		100	118,281
Micro Focus International PLC		20,549	74,176
NetEase, Inc. - ADR		415	190,244
SAP SE		9,473	1,501,121
Sea Ltd. - ADR *		3,353	409,737
Shanghai Baosight Software Co. Ltd.		27,356	279,678
The Sage Group PLC		16,965	161,426
WiseTech Global Ltd.		14,681	216,650
Xero Ltd. *		6,565	422,366
			5,008,937
TELECOMMUNICATIONS - 2.6%
Altice Europe NV *		25,132	119,829
China Mobile Ltd. - ADR		10,640	362,398
China Unicom Hong Kong Ltd.		414,000	230,281
Hellenic Telecommunications Organization SA		10,966	161,972
Koninklijke KPN NV		148	391
Mobile TeleSystems PJSC		77,230	339,255
Nippon Telegraph & Telephone Corp		29,600	687,872
Telecom Italia SpA/Milano - ADR *		18,181	72,179
Telecom Italia SpA/Milano		450,379	181,744
Telefonica Brasil SA		68,301	287,151
TIM Participacoes SA		150,200	457,023
Turkcell Iletisim Hizmetleri AS		146,080	310,684
			3,210,779
TEXTILES - 0.1%
Teijin Ltd.		10,900	157,601

TOYS/GAMES/HOBBIES - 1.2%
Nintendo Co., Ltd.		3,300	1,453,090

TRANSPORTATION - 1.7%
Aurizon Holdings Ltd.		39,646	126,907
Central Japan Railway Co. - ADR		2,898	34,414
CMST Development Co. Ltd. *		318,500	232,102
East Japan Railway Co.		10,000	577,128
GMexico Transportes SAB de CV		131,600	152,758
Hyundai Glovis Co. Ltd. *		3,483	326,532
Pan Ocean Co. Ltd. *		29,363	86,915
Rumo SA *		50,500	217,005
Tobu Railway Co. Ltd.		4,600	128,970
West Japan Railway Co.		5,800	250,769
			2,133,500

TOTAL COMMON STOCKS (Cost - $113,907,532)			123,671,187

EXCHANGE TRADED FUND - 1.0%
EQUITY FUND - 1.0%
Global X MSCI Argentina ETF		21,769	578,977
iShares MSCI Eurozone ETF		10,800	670,140
TOTAL EXCHANGE TRADED FUND (Cost - $1,197,784)			1,249,117

	Expiration Date
RIGHTS - 0.0%
China Merchants Securities Co. Ltd. *	8/12/2020	22,680	3,424
TOTAL RIGHTS (Cost - $5,917)

WARRANT- 0.0%
Barito Pacific TBK PT * ++	6/4/2021	178,610	7,830
TOTAL WARRANTS (Cost - $0)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2020

Security	Shares	Value
COLLATERAL FOR SECURITIES LOANED - 3.0%
Mount Vernon Prime Portfolio, 0.26% + #	3,806,271	$3,806,271
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,806,271)

TOTAL INVESTMENTS - 102.5% (Cost - $118,917,504)		$128,737,829
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%		(3,192,281)
NET ASSETS - 100.0%		$125,545,548

ADR - American Depositary Receipt.

NV - Non-Voting

PLC - Public Limited Company

REITS - Real Estate Investment Trust

*	Non-income producing security.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $3,672,759 at July 31, 2020.

+	Variable rate security. Interest rate is as of July 31, 2020.

++	Illiquid security

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $384,000 or 0.31% of net assets.

#	The Trust’s securities lending policies and procedures require that the borrower. (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund
July 31, 2020

Security	Shares	Value
EXCHANGE TRADED FUNDS - 49.6%
COMMODITY EXCHANGE TRADED FUNDS - 3.1%
iShares Commodities Select Strategy ETF	37,616	$937,015

DEBT EXCHANGE TRADED FUNDS - 7.6%
SPDR Bloomberg Barclays High Yield Bond ETF	21,748	2,307,463

EQUITY EXCHANGE TRADED FUNDS - 38.9%
iShares Currency Hedged MSCI Germany ETF ++	10,450	279,747
iShares Currency Hedged MSCI Japan ETF	13,588	400,167
iShares MSCI Emerging Markets ETF ++	15,784	683,289
SPDR S&P 500 ETF Trust ++	32,102	10,481,945
		11,845,148

TOTAL EXCHANGE TRADED FUNDS (Cost - $12,783,406)		15,089,626

				Exercise		Expiration
	Counterparty	Contracts	Notional	Price		Date
PURCHASED OPTIONS * + - 8.8%
CALL OPTION ON FUTURES PURCHASED - 5.5%
US 10 Year Future	Goldman Sachs	111	$13,875,000	US $125		8/21/2020	1,673,669

PUT OPTIONS ON FUTURES PURCHASED - 3.3%
Euro-Bund Option	Goldman Sachs	51	9,894,000	EUR $194		8/21/2020	993,868

TOTAL PURCHASED OPTIONS (Cost - $2,480,037)							2,667,537

		Principal		Discount
		Amount ($)		Rate (%)		Maturity
SHORT-TERM INVESTMENTS - 41.0%
U.S. GOVERNMENT SECURITIES - 29.4%
US Treasury Bill ^^		7,621,000		0.0797		9/17/2020	7,620,190
US Treasury Bill ^^		1,336,000		0.0986		2/25/2021	1,335,235
							8,955,425

		Shares		Interest Rate (%)
MONEY MARKET - 11.6%
Morgan Stanley Institutional Liquidity Fund		3,535,407		0.0400	^		3,535,407

TOTAL SHORT-TERM INVESTMENTS - (Cost - $12,490,165)							12,490,832

COLLATERAL FOR SECURITIES LOANED - 11.3%
Mount Vernon Prime Portfolio # (Cost - $3,442,609)		3,442,609		0.2600	^		3,442,609

TOTAL INVESTMENTS - 110.7% (Cost - $31,196,217)							$33,690,604
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.7)%							(3,252,180)
NET ASSETS - 100.0%							$30,438,424

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund (Continued)
July 31, 2020

						Unrealized
					Expiration	Appreciation
Open Futures Contracts **	Counterparty	Contracts	Notional		Date	(Depreciation)
LONG FUTURES CONTRACTS - 0.0%
Amsterdam Index Future	Goldman Sachs	2	$257,028		8/21/2020	$(12,154)
AUST 10 Year Bond Future	Goldman Sachs	68	7,288,280		9/15/2020	44,281
Canadian 10 Year Bond Future	Goldman Sachs	3	346,473		9/21/2020	713
FTSE 100 Index Future	Goldman Sachs	11	849,864		9/18/2020	(33,458)
Hang Seng Index Future	Goldman Sachs	7	1,108,997		8/28/2020	(8,581)
S&P/TSX 60 IX Future	Goldman Sachs	3	432,430		9/17/2020	6,928
SPI 200 Future	Goldman Sachs	1	105,385		9/17/2020	(2,185)
Swiss Market Index Future	Goldman Sachs	4	440,013		9/18/2020	(5,043)
TOTAL FUTURES CONTRACTS PURCHASED						(9,499)

SHORT FUTURES CONTRACTS - (0.1)%
CAC40 10 Euro Future	Goldman Sachs	(4)	(226,141)		8/21/2020	8,671
Euro-Bond Future	Goldman Sachs	(10)	(2,099,175)		9/18/2020	(11,354)
FTSE/MIB Index Future	Goldman Sachs	(3)	(338,733)		8/21/2020	11,961
IBEX 35 Index Future	Goldman Sachs	(2)	(163,481)		8/21/2020	4,639
Long Gilt Future	Goldman Sachs	(40)	(7,273,882)		9/28/2020	(43,289)
S&P 500 E-mini Future	Goldman Sachs	(7)	(1,142,225)		9/18/2020	(16,141)
Topix Index Future	Goldman Sachs	(3)	(424,619)		9/10/2020	22,763
US 10 Year Note (CBT)	Goldman Sachs	(23)	(3,221,794)		9/21/2020	(1,140)
TOTAL FUTURES CONTRACTS SOLD						(23,890)

NET UNREALIZED LOSS FROM FUTURES CONTRACTS						$(33,389)

				Exercise Price		Value
WRITTEN OPTIONS + - (0.4)%
WRITTEN CALL FUTURE OPTIONS - (0.3)%
S&P 500 E-Mini Option, Maturing September 2020	Goldman Sachs	(12)	(1,902,000)	US $3,170	8/7/2020	$(61,080)
S&P 500 E-Mini Option, Maturing September 2020	Goldman Sachs	(11)	(1,826,000)	US $3,320	8/14/2020	(10,120)
S&P 500 E-Mini Option, Maturing September 2020	Goldman Sachs	(11)	(1,853,500)	US $3,370	8/21/2020	(7,260)
S&P 500 E-Mini Option, Maturing September 2020	Goldman Sachs	(22)	(3,718,000)	US $3,380	8/28/2020	(19,140)
						(97,600)
WRITTEN PUT FUTURE OPTIONS - (0.1)%
S&P 500 E-Mini Option, Maturing September 2020	Goldman Sachs	(11)	(1,677,500)	US $3,050	8/21/2020	(8,030)
S&P 500 E-Mini Option, Maturing September 2020	Goldman Sachs	(22)	(3,366,000)	US $3,060	8/28/2020	(25,960)
						(33,990)

TOTAL WRITTEN OPTIONS - (Premiums Received - $147,038)						$(131,590)

ETF - Exchange Traded Fund

+	Each option contract allows holder to purchase/sell 100 shares of the underlying security at the exercise price.

^	Variable rate security. Interest rate is as of July 31, 2020.

^^	All of this security is segregated as collateral for futures contracts.

**	The amounts shown are the underlying reference notional amounts to stock exchange indices, debt securities and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

++	All or a portion of these securities are on loan. Total loaned securities had a value of $3,386,133.

#	The Trust’s securities lending policies and procedures require that the borrower. (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Long/Short Credit Fund
July 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 1.6%
LODGING - 1.6%
Hard Rock Northern Indiana	1 mo. LIBOR + 9.000%	$1,803,378	9.155	+	11/7/2025	$1,686,159
Hard Rock Northern Indiana	1 mo. LIBOR + 9.000%	131,622	9.155	+	11/7/2025	123,066
TOTAL BANK LOANS (Cost - $1,865,254)						1,809,225

BONDS & NOTES - 38.5%
AEROSPACE/DEFENSE - 0.8%
Boeing Co.		800,000	5.805		5/1/2050	941,786

APPAREL - 1.5%
PVH Corp. - 144A		1,600,000	4.625		7/10/2025	1,638,512

AUTO MANUFACTURING - 1.4%
Ford Motor Co.		415,000	9.000		4/22/2025	489,497
General Motors Financial Co., Inc.	3 mo. LIBOR + 1.550%	1,010,000	1.818	+	1/14/2022	1,011,763
						1,501,260
BANKS - 5.9%
Banistmo SA - 144A		550,000	4.250		7/31/2027	546,975
Bank of Nova Scotia	5 Year Treasury + 4.551%	425,000	4.900	+	9/4/2168	437,690
Goldman Sachs Capital I		1,150,000	6.345		2/15/2034	1,644,309
JP Morgan Chase & Co. ^	3 mo. LIBOR + 0.550%	2,005,000	1.240	+	2/1/2027	1,785,778
Macquarie Bank Ltd. - 144A		200,000	3.624		6/3/2030	214,534
Wachovia Capital Trust II - 144A	3 mo. LIBOR + 0.500%	1,000,000	0.775	+	1/15/2027	895,840
Wells Fargo & Co.		795,000	5.950		12/1/2086	1,011,409
						6,536,535
CHEMICALS - 0.6%
TPC Group, Inc. - 144A ^		750,000	10.500		8/1/2024	668,985

COMMERCIAL SERVICES - 1.2%
CoStar Group, Inc. - 144A		425,000	2.800		7/15/2030	450,234
RELX Capital, Inc.		825,000	3.000		5/22/2030	916,784
						1,367,018
COMPUTERS - 0.5%
Hewlett Packard Enterprise Co.		450,000	4.650		10/1/2024	506,566

DIVERSIFIED FINANCIAL SERVICES - 2.0%
AerCap Ireland Capital DAC		230,000	4.500		5/15/2021	234,625
Discover Financial Services	5 Year Treasury + 5.783%	1,000,000	6.125	+	3/23/2069	1,065,300
GE Capital International Funding Co. Unlimited Co. ^		880,000	4.418		11/15/2035	909,651
						2,209,576
ELECTRIC - 2.4%
Sempra Energy	3 mo. LIBOR + 0.500%	2,625,000	0.775	+	1/15/2021	2,625,734

ENTERTAINMENT - 0.6%
Enterprise Development Authority - 144A		725,000	12.000		7/15/2024	718,732

FOOD - 2.7%
Kraft Heinz Foods Co. - 144A		255,000	3.875		5/15/2027	275,038
Kraft Heinz Foods Co. - 144A		250,000	4.250		3/1/2031	276,541
Land O’Lakes, Inc. - 144A		268,000	7.250		6/15/2065	247,711
Mars, Inc. - 144A		315,000	2.375		7/16/2040	325,572
Smithfield Foods, Inc. - 144A		890,000	2.650		10/3/2021	888,338
Smithfield Foods, Inc. - 144A		835,000	5.200		4/1/2029	931,630
						2,944,830
HEALTHCARE-SERVICES - 2.9%
CommonSpirit Health		1,500,000	4.187		10/1/2049	1,668,691
Health Care Service Corp. - 144A		635,000	1.500		6/1/2025	653,584
Health Care Service Corp. - 144A ^		850,000	2.200		6/1/2030	876,348
						3,198,623

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Long/Short Credit Fund (Continued)
July 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BONDS & NOTES - 38.5% (Continued)
INSURANCE - 3.4%
Markel Corp.	5 Year Treasury + 5.662%	$920,000	6.000	+	12/1/2068	$969,450
Mutual of Omaha Insurance Co. - 144A	3 mo. LIBOR + 2.640%	410,000	4.297	+	7/15/2054	427,186
Ohio National Financial Services - 144A		1,350,000	5.550		1/24/2030	1,318,344
United Insurance Holdings Corp.		1,000,000	6.250		12/15/2027	1,013,473
						3,728,453
MACHINERY-CONSTRUCTION & MINING - 0.8%
Caterpillar Financial Services Corp.	3 mo. LIBOR + 0.390%	840,000	0.776	+	5/17/2021	842,274

MEDIA - 1.8%
ViacomCBS, Inc.		315,000	4.750		5/15/2025	363,109
ViacomCBS, Inc. ^	3 mo. LIBOR + 3.899%	1,500,000	6.250	+	2/28/2057	1,668,330
						2,031,439
MISCELLANEOUS MANUFACTURING - 0.5%
General Electric Co.		530,000	4.250		5/1/2040	543,896

OIL & GAS - 1.3%
Transocean Poseidon Ltd. - 144A		1,600,000	6.875		2/1/2027	1,468,000

PACKAGING & CONTAINERS - 1.6%
CCL Industries, Inc. - 144A		1,690,000	3.050		6/1/2030	1,772,643

PHARMACEUTICALS - 2.6%
Perrigo Finance Unlimited		700,000	3.150		6/15/2030	745,776
Takeda Pharmaceutical Co. Ltd.		625,000	2.050		3/31/2030	643,332
Takeda Pharmaceutical Co. Ltd.		1,310,000	3.175		7/9/2050	1,441,484
						2,830,592
REAL ESTATE INVESTMENT TRUST - 0.3%
Simon Property Group LP		275,000	3.800		7/15/2050	301,296

SEMICONDUCTORS - 0.8%
Broadcom, Inc. - 144A		830,000	3.150		11/15/2025	896,178

TELECOMMUNICATIONS - 1.4%
AT&T, Inc.		440,000	2.250		2/1/2032	451,829
Sprint Spectrum Co. LLC - 144A		930,000	5.152		3/20/2028	1,092,043
						1,543,872
TRUCKING & LEASING - 1.5%
Aviation Capital Group LLC - 144A		1,605,000	5.500		12/15/2024	1,645,691

TOTAL BONDS & NOTES (Cost - $40,042,693)						42,462,491

		Shares
COMMON STOCK - 2.6%
REAL ESTATE - 1.7%
UIRC-GSA International LLC - 144A *		2,000				1,900,000

SAVINGS & LOANS - 0.9%
Dime Community Bancshares, Inc. *		50,000				1,010,000

TELECOMMUNICATIONS - 0.0%
NII Holdings, Inc. - 144A * !		10,000				21,700

TOTAL COMMON STOCK (Cost - $3,307,730)						2,931,700

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Long/Short Credit Fund (Continued)
July 31, 2020

	Principal	Interest		Maturity
Security	Amount	Rate %		Date	Value
U.S. GOVERNMENT - 45.4%
TREASURY BILLS - 32.8%
Treasury Bill	$12,415,000	0.078	+	8/13/2020	$12,414,724
Treasury Bill ^	12,905,000	0.083	+	9/10/2020	12,903,876
Treasury Bill	10,815,000	0.088	+	10/15/2020	10,812,972
					36,131,572
TREASURY NOTES/BONDS - 12.6%
Treasury Note / Bond	3,215,000	0.250		6/30/2025	3,221,279
Treasury Note / Bond	4,195,000	0.625		5/15/2030	4,230,395
Treasury Note / Bond	250,000	1.125		5/15/2040	256,685
Treasury Note / Bond ^	5,120,000	2.000		2/15/2050	6,153,000
					13,861,359
TOTAL U.S. GOVERNMENT (Cost - $49,730,434)					49,992,931

	Shares
SHORT-TERM INVESTMENT - 10.4%
MONEY MARKET FUND - 10.4%
First American Government Obligations Fund - Class Z	11,431,867	0.080	+		11,431,867
TOTAL SHORT-TERM INVESTMENT (Cost - $11,431,867)

COLLATERAL FOR SECURITIES LOANED - 20.7%
Mount Vernon Prime Portfolio #	22,840,447	0.260	+		22,840,447
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $22,840,447)

TOTAL INVESTMENTS - 119.2% (Cost - $129,218,425)					$131,468,661
LIABILITIES IN EXCESS OF OTHER ASSETS - (19.2)%					(21,216,547)
TOTAL NET ASSETS - 100.0%					$110,252,114

LIBOR - London Inter-Bank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

+	Variable rate security. Interest rate is as of July 31, 2020.

!	Fair Value estimated using fair value procedures adopted by Board of Trustees. Total value of such securities is $21,700 or 0.02% of net assets as of July 31, 2020.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2020 the total market value of 144A securities is $18,511,847 or 16.8% of net assets.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $22,383,728 at July 31, 2020.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

	Short	Notional Value at	Maturity	Unrealized
Security	Contracts	July 31, 2020	Date	Depreciation
OPEN SHORT FUTURES CONTRACTS - (1.7)%
U.S. 5 Year Treasury Note	30	$3,783,750	September-20	$(14,685)
U.S. 10 Year Treasury Note	133	18,630,374	September-20	(153,319)
U.S. Treasury Long Bond	87	15,858,447	September-20	(360,407)
NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS				$(528,411)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Long/Short Credit Fund (Continued)
July 31, 2020

CREDIT DEFAULT SWAPS
					Unrealized
		Notional Value at	Premium	Maturity	Appreciation/
Description	Counterparty	July 31, 2020	Paid (Received)	Date	(Depreciation)
To Buy Protection - CDX NA IG. 32	HSBC Securities, Inc.	$1,000,000	$(16,368)	6/20/2024	$1,847
To Buy Protection - CDX NA IG. 33	HSBC Securities, Inc.	10,000,000	(157,388)	12/20/2024	12,178
To Buy Protection - Commonwealth Bank of Australia	Goldman Sachs	2,000,000	(11,309)	12/20/2023	(34,037)
To Buy Protection - D.R. Horton, Inc.	Barclays	3,000,000	(94,193)	3/20/2025	(11,724)
To Buy Protection - Packaging Corp. of America	Barclays	3,000,000	(130,500)	6/20/2025	8,960
To Buy Protection - Prudential Financial, Inc.	JPMorgan	3,000,000	(36,414)	9/20/2024	(27,121)
To Buy Protection - The Williams Company	Goldman Sachs	2,000,000	(79,360)	6/20/2025	51,144
To Sell Protection - Total SA	Goldman Sachs	(3,000,000)	80,043	6/20/2025	15,769
To Buy Protection - United Rentals	JPMorgan	3,000,000	(261,418)	6/20/2022	7,688
To Sell Protection - Verizon Communications	Barclays	(3,000,000)	24,094	7/20/2022	39,954
To Buy Protection - Kraft Heinz Food	JPMorgan	2,000,000	(31,954)	6/20/2023	(885)
To Sell Protection - Kraft Heinz Food (1)	Goldman Sachs	(2,000,000)	14,987	12/20/2023	19,689
To Buy Protection - Newell Brands	Goldman Sachs	2,000,000	22,030	12/20/2023	12,027
To Sell Protection - Newell Brands (1)	JPMorgan	(2,000,000)	(32,614)	6/20/2023	(3,280)
NET UNREALIZED GAIN FROM CREDIT DEFAULT SWAPS					$92,209

TOTAL RETURN SWAPS
		Notional Value at		Maturity	Unrealized
Reference Entity	Counterparty	July 31, 2020	Variable Rate	Date	Depreciation
iBoxx USD Liquid High Yield Index	JPMorgan	$8,000,000	3 mo LIBOR + 0.00%	9/20/2020	$(1,294,557)
iBoxx USD Liquid High Yield Index	JPMorgan	5,000,000	3 mo LIBOR + 0.00%	12/20/2020	(183,143)
NET UNREALIZED LOSS FROM TOTAL RETURN SWAPS					$(1,477,700)

LIBOR - London Inter-bank Offered Rate

(1)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 41.5%
AEROSPACE/DEFENSE - 0.1%
Kratos Defense & Security Solutions, Inc. *	15,740	$283,477

AIRLINES - 0.0%
AMR Corp. * #	101,283	24,308

APPAREL - 0.9%
NIKE, Inc.	18,061	1,762,934

AUTO MANUFACTURERS - 1.1%
Cummins, Inc.	5,029	971,905
Fiat Chrysler Automobiles NV *	62,304	635,074
Fiat Chrysler Automobiles NV *	60,216	611,192
		2,218,171
AUTO PARTS & EQUIPMENT - 0.4%
Adient PLC *	13,895	231,213
Aptiv PLC	2,960	230,140
Autoliv, Inc.	5,933	385,823
		847,176
BANKS - 0.2%
Bank of America Corp.	6,190	154,007
Citigroup, Inc.	4,166	208,342
		362,349
BUILDING MATERIALS - 0.5%
AZEK Co., Inc. *	8,470	292,215
Carrier Global Corp.	26,660	726,218
		1,018,433
CHEMICALS - 0.4%
CF Industries Holdings, Inc.	10,340	323,952
Linde PLC	2,199	538,997
		862,949
COMMERCIAL SERVICES - 0.4%
Global Payments, Inc.	4,651	827,971

COMPUTERS - 2.6%
Apple, Inc.	7,229	3,072,614
Dell Technologies, Inc. *	25,706	1,537,990
HP, Inc.	16,709	293,744
Leidos Holdings, Inc.	4,245	403,954
		5,308,302
COSMETICS/PERSONAL CARE - 0.9%
Procter & Gamble Co.	13,486	1,768,284

DISTRIBUTION/WHOLESALE - 0.1%
WESCO International, Inc. *	4,080	158,590

DIVERSIFIED FINANCIAL SERVICES - 3.0%
Legg Mason, Inc.	93,073	4,652,719
Mastercard, Inc.	4,594	1,417,387
		6,070,106
ELECTRIC - 0.9%
Evergy, Inc.	16,123	1,045,254
FirstEnergy Corp.	24,300	704,700
		1,749,954
ENGINEERING & CONSTRUCTION - 0.4%
TopBuild Corp.	6,947	916,448

ENTERTAINMENT - 0.2%
Caesars Entertainment, Inc. *	11,016	342,047

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 41.5% (Continued)
FOOD - 0.2%
Kraft Heinz Co.	9,308	$320,009

HEALTHCARE-PRODUCTS - 3.9%
Boston Scientific Corp. *	16,813	648,477
Danaher Corp.	8,246	1,680,535
Envista Holdings Corp. *	26,837	586,925
QIAGEN NV *	56,151	2,776,667
Wright Medical Group NV *	77,875	2,337,808
		8,030,412
HOLDING COMPANIES-DIVERSIFIED - 1.0%
8i Enterprises Acquisition Corp. *	42,567	436,737
Artius Acquisition, Inc. *	13,050	132,066
CC Neuberger Principal Holdings II *	7,925	79,805
Churchill Capital Corp. III *	27,267	282,486
Churchill Capital Corp. IV *	9,907	99,070
CITIC Capital Acquisition Corp. *	2,962	30,005
D8 Holdings Corp. *	10,625	106,250
E.Merge Technology Acquisition Corp. *	5,944	59,440
East Resources Acquisition Co. *	5,955	59,491
Far Point Acquisition Corp. *	20,749	212,262
Foley Trasimene Acquisition Corp. *	5,893	62,702
GS Acquisition Holdings Corp. II *	12,840	133,536
HPX Corp. *	2,130	21,566
Kensington Capital Acquisition Corp. *	4,290	43,501
Social Capital Hedosophia Holdings Corp. II *	4,885	56,568
Social Capital Hedosophia Holdings Corp. III *	12,720	142,464
Sustainable Opportunities Acquisition Corp. *	12,553	128,668
		2,086,617
HOME BUILDERS - 0.8%
DR Horton, Inc.	14,029	928,159
KB Home	20,002	672,867
		1,601,026
INSURANCE - 2.3%
Genworth Financial, Inc. *	32,190	65,668
Willis Towers Watson PLC	22,701	4,767,437
		4,833,105
INTERNET - 5.9%
Amazon.com, Inc. *	374	1,183,590
E*TRADE Financial Corp.	136,412	6,925,637
NortonLifeLock, Inc.	50,498	1,083,182
TD Ameritrade Holding Corp.	83,927	3,012,140
		12,204,549
MACHINERY-DIVERSIFIED - 0.5%
Dover Corp.	5,955	612,948
Otis Worldwide Corp.	7,515	471,491
		1,084,439
MEDIA - 0.4%
Comcast Corp.	19,940	853,432
TEGNA, Inc.	4,126	48,604
		902,036
MINING - 0.8%
Barrick Gold Corp.	20,441	590,949
Freeport-McMoRan, Inc.	79,012	1,020,835
		1,611,784
MISCELLANEOUS MANUFACTURING - 0.5%
Parker-Hannifin Corp.	6,297	1,126,659

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 41.5% (Continued)
OIL & GAS - 0.5%
Marathon Petroleum Corp.	20,426	$780,273
Noble Energy, Inc.	35,411	353,756
		1,134,029
PHARMACEUTICALS - 1.8%
Bristol-Myers Squibb Co.	15,108	886,235
Cigna Corp.	12,920	2,231,155
CVS Health Corp.	8,264	520,136
		3,637,526
REAL ESTATE INVESTMENTS TRUSTS - 1.7%
Crown Castle International Corp.	4,035	672,635
CyrusOne, Inc.	10,551	880,164
Digital Realty Trust, Inc.	5,588	897,098
SBA Communications Corp.	1,279	398,460
Weyerhaeuser Co.	25,553	710,629
		3,558,986
RETAIL - 3.1%
Best Buy Co., Inc.	17,235	1,716,434
Home Depot, Inc.	2,556	678,592
Lowe’s Companies, Inc.	11,457	1,706,062
Tiffany & Co.	10,254	1,285,441
TJX Companies, Inc.	19,804	1,029,610
		6,416,139
SEMICONDUCTORS - 4.0%
Analog Devices, Inc.	2,601	298,725
Lam Research Corp.	623	234,971
Marvell Technology Group Ltd.	17,540	639,684
Maxim Integrated Products, Inc.	56,561	3,851,239
Micron Technology, Inc. *	8,299	415,407
NXP Semiconductors NV	11,297	1,327,736
QUALCOMM, Inc.	7,853	829,355
Skyworks Solutions, Inc.	4,716	686,555
		8,283,672
SOFTWARE - 0.3%
Borqs Technologies, Inc. *	61,731	66,670
Microsoft Corp.	2,871	588,584
		655,254
TELECOMMUNICATIONS - 1.0%
NII Holdings, Inc. * #	205,893	442,670
T-Mobile US, Inc. *	14,149	1,519,320
		1,961,990
TRANSPORTATION - 0.7%
Norfolk Southern Corp.	3,047	585,664
Union Pacific Corp.	4,617	800,357
		1,386,021
TOTAL COMMON STOCKS (Cost - $83,453,932)		85,355,752

CLOSED END FUNDS - 2.0%
Altaba, Inc. #	193,882	4,139,381
TOTAL CLOSED END FUNDS (Cost - $3,805,238)

EXCHANGE TRADED FUNDS - 2.1%
iShares U.S. Home Construction ETF ^	8,983	464,062
iShares U.S. Real Estate ETF	3,502	287,374
SPDR Blackstone / GSO Senior Loan ETF ^	64,092	2,831,584
SPDR S&P Homebuilders ETF	14,524	720,536
TOTAL EXCHANGE TRADED FUNDS - (Cost - $4,406,987)		4,303,556

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2020

Security				Shares	Expiration Date		Value
RIGHTS - 0.0%
Alder BioPharmaceuticals, Inc. #				10,079			$10,079
Nexstar Broadcasting Group, Inc. * #				87,600	Perpetual		4,380
Pan American Silver Corp.				41,375	3/19/2049		34,548
TOTAL RIGHTS (Cost - $73,259)							49,007

WARRANTS - 0.0%
Borqs Technologies, Inc. *				105,552	10/28/2020		3,172
Churchill Capital Corp. III *				10,004	10/28/2020		16,607
TOTAL WARRANTS (Cost - $26,975)							19,779

	Counterparty	Contracts**	Notional Value	Exercise Price
PURCHASED OPTIONS - 0.1%
PURCHASED CALL OPTIONS - 0.1%
Best Buy Co., Inc.	JP Morgan	179	$1,611,000	$90.00	9/18/2020		208,535
TOTAL PURCHASED CALL OPTIONS (Cost - $107,049)

PURCHASED PUT OPTIONS - 0.0%
iShares Russell 2000 ETF	JP Morgan	298	$4,261,400	$143.00	8/21/2020		79,864
TOTAL PURCHASED PUT OPTIONS (Cost - $126,066)
TOTAL PURCHASED OPTIONS (Cost - $233,115)							288,399

				Shares	Interest Rate %
SHORT-TERM INVESTMENT - 37.3%
MONEY MARKET FUND - 37.3%
Fidelity Investments Money Market Fund - Class I				76,771,815	0.050	+	76,771,815
TOTAL SHORT-TERM INVESTMENT (Cost - $76,771,815)

COLLATERAL FOR SECURITIES LOANED - 1.4%
HSBC US Government Money Market Fund - Class I !				2,805,720	0.082	+	2,805,720
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,805,720)

TOTAL INVESTMENTS - 84.4% (Cost - $171,577,041)							$173,733,409
OTHER ASSETS IN EXCESS OF LIABILITIES - 15.6%							31,982,650
NET ASSETS - 100.0%							$205,716,059

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

*	Non-Income producing security.

**	Each Purchased Option contract allows the option holder to buy/sell 100 shares of the underlying security at the exercise price.

+	Variable rate security. Interest rate is as of July 31, 2020.

#	Fair Value estimated using fair value procedures adopted by Board of Trustees. Total value of such securities is $4,620,818 or 2.23% of net assets as of July 31, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $2,746,981 at July 31, 2020.

!	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

~	Less than 0.5 shares.

Security	Counterparty	Contracts**	Notional Value	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS - (0.2)%
WRITTEN CALL OPTIONS - (0.2)%
Best Buy Co., Inc.	JP Morgan	357	$3,480,750	$97.50	9/18/2020	$249,543
Dell Technologies, Inc.	JP Morgan	74	407,000	55.00	8/21/2020	38,480
Dell Technologies, Inc.	JP Morgan	142	816,500	57.50	8/21/2020	44,730
Marathon Petroleum Corp.	JP Morgan	62	254,200	41.00	8/21/2020	5,022
Mastercard, Inc.	JP Morgan	23	713,000	310.00	8/21/2020	17,181
QIAGEN NV	JP Morgan	100	480,000	48.00	8/21/2020	31,500
TOTAL WRITTEN CALL OPTIONS - (Premiums Received - $181,243)						386,456

WRITTEN PUT OPTIONS - (0.0)%
iShares Russell 2000 ETF	JP Morgan	298	4,112,400	138.00	8/21/2020	47,680
TOTAL WRITTEN PUT OPTIONS - (Premiums Received - $79,851)
TOTAL WRITTEN OPTIONS (Premiums Received - $261,094)						434,136

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2020

Security	Shares	Value
SECURITIES SOLD SHORT * - (30.6)%
AEROSPACE/DEFENSE - (0.3)%
General Dynamics Corp.	3,968	$582,264

BANKS - (3.6)%
Morgan Stanley	149,889	7,326,574

CHEMICALS - (0.1)%
Dow, Inc.	5,171	212,321

COMMERCIAL SERVICES - (0.1)%
Square, Inc.	1,654	214,772

COMPUTERS - (1.6)%
Accenture PLC	2,751	618,370
Apple, Inc.	4,900	2,082,696
International Business Machines Corp.	5,546	681,825
		3,382,891
DISTRIBUTION/WHOLESALE - (0.1)%
IAA, Inc.	7,096	307,612

DIVERSIFIED FINANCIAL SERVICES - (1.5)%
Charles Schwab Corp.	92,987	3,082,519

ELECTRICAL COMPONENTS & EQUIPMENT - (0.3)%
Emerson Electric Co.	8,997	557,904

ELECTRONICS - (0.3)%
Honeywell International, Inc.	3,780	564,619

EQUITY EXCHANGE TRADED FUNDS - (12.8)%
Consumer Staples Select Sector SPDR Fund	34,568	2,167,414
Energy Select Sector SPDR Fund	12,672	456,572
Financial Select Sector SPDR Fund	21,350	513,041
Health Care Select Sector SPDR Fund	30,477	3,216,238
iShares Russell 2000 ETF	55,667	8,203,089
iShares U.S. Real Estate ETF	42,196	3,462,604
SPDR S&P 500 ETF Trust	21,344	6,969,243
SPDR S&P Homebuilders ETF	5,099	252,961
SPDR S&P Retail ETF	22,954	1,086,413
		26,327,575
INSURANCE - (2.4)%
Aon PLC	24,511	5,030,147

LODGING - (0.2)%
Marriott International, Inc.	5,553	465,480

MACHINERY-DIVERSIFIED - (0.2)%
Deere & Co.	1,862	328,289

MEDIA - (0.4)%
Walt Disney Co.	6,451	754,380

MINING - (0.1)%
Freeport-McMoRan, Inc.	19,400	250,648

MISCELLANEOUS MANUFACTURING - (0.4)%
3M Co.	2,008	302,144
Textron, Inc.	14,938	521,934
		824,078

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2020

Security	Shares	Value
SECURITIES SOLD SHORT * - (30.6)% (Continued)
OIL & GAS - (0.5)%
Chevron Corp.	4,214	$353,723
Exxon Mobil Corp.	16,271	684,684
		1,038,407
PHARMACEUTICALS - (1.1)%
Cigna Corp.	12,920	2,231,155

RETAIL - (0.8)%
McDonald’s Corp.	2,104	408,765
Starbucks Corp.	9,577	732,928
Target Corp.	4,687	590,000
		1,731,693
SEMICONDUCTORS - (2.5)%
Analog Devices, Inc.	34,788	3,995,402
Broadcom, Inc.	1,643	520,420
Texas Instruments, Inc.	4,359	555,990
		5,071,812
SOFTWARE - (0.6)%
Oracle Corp.	12,858	712,976
salesforce.com, Inc.	2,217	431,982
Zoom Video Communications, Inc.	623	158,186
		1,303,144
TELECOMMUNICATIONS - (0.7)%
AT&T, Inc.	28,147	832,588
Cisco Systems, Inc.	13,374	629,915
		1,462,503
TOTAL SECURITIES SOLD SHORT - (Proceeds - $59,904,999)		$63,050,787

ETF - Exchange Traded Fund

PLC - Public Limited Company

*	Non-Income producing security.

**	Each Written Option contract allows the option holder to buy/sell 100 shares of the underlying security at the exercise price.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2020

TOTAL RETURN SWAPS
		Notional Value at		Maturity	Unrealized Appreciation/
Reference Entity	Counterparty	July 31, 2020	Interest Rate	Date	(Depreciation)
LONG TOTAL RETURN SWAPS
Ingenico Group SA	JPMorgan	$ 3,397,055	1 mo. EURIBOR + 0.400%	8/1/2024	$ 36,091
J.P. Morgan iDex U.S. Growth Top Rank Index	JPMorgan	1,311,488	1 mo. LIBOR + 0.000%	8/1/2024	15,980
JPGWGSFP	JPMorgan	2,899,834	1 mo. LIBOR + 0.500%	8/1/2024	63,045
JPGWICYC	JPMorgan	1,172,922	1 mo. LIBOR + 0.400%	8/1/2024	35,974
NET UNREALIZED GAIN FROM LONG TOTAL RETURN SWAPS					151,090

SHORT TOTAL RETURN SWAPS
Faurecia	JPMorgan	228,103	EONIA - 0.400%	8/1/2024	65,352
J.P. Morgan iDex U.S. Value Top Rank Index	JPMorgan	1,293,980	Fed Fund + 0.000%	8/1/2024	(16,452)
JPGWCDIS	JPMorgan	903,632	Fed Fund - 0.400%	8/1/2024	(8,437)
Peugeot SA	JPMorgan	1,248,109	EONIA - 0.400%	8/1/2024	438,678
Worldline SA	JPMorgan	2,911,857	EONIA - 0.400%	8/1/2024	10,407
NET UNREALIZED GAIN FROM SHORT TOTAL RETURN SWAPS					489,548
NET UNREALIZED GAIN FROM TOTAL RETURN SWAPS					$ 640,638

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2020

JPGWGSFP Top 50 Holdings ^

Reference Entity	Shares	% of Index Swap	Value
Acceleron Pharma, Inc.	1,841	0.9%	$ 182,567
AGNC Investment Corp.	13,987	0.9%	190,218
Ally Financial, Inc.	8,751	0.9%	175,902
American International Group, Inc.	5,893	0.9%	189,386
Annaly Capital Management, Inc.	26,537	1.0%	196,640
Archer-Daniels-Midland Co.	4,619	1.0%	197,825
Ares Management Corp.	4,602	0.9%	183,801
Assurant, Inc.	1,813	1.0%	194,862
Baidu, Inc.	1,511	0.9%	180,356
Bank of America Corp.	7,858	1.0%	195,516
Bank of New York Mellon Corp.	5,209	0.9%	186,752
BioMarin Pharmaceutical, Inc.	1,447	0.9%	173,316
Blackstone Group, Inc.	3,337	0.9%	177,769
Bunge Ltd.	4,414	1.0%	191,725
Citigroup, Inc.	3,689	0.9%	184,510
Corning, Inc.	6,523	1.0%	202,200
Corteva, Inc.	6,710	1.0%	191,632
Cree, Inc.	2,795	1.0%	192,648
DuPont de Nemours, Inc.	3,507	0.9%	187,557
Elanco Animal Health, Inc.	7,875	0.9%	186,081
Equitable Holdings, Inc.	9,295	0.9%	190,166
Exact Sciences Corp.	1,855	0.9%	175,785
Expedia Group, Inc.	2,157	0.9%	174,705
Flex Ltd.	17,060	1.0%	196,015
Ford Motor Co.	27,932	0.9%	184,629
Goldman Sachs Group, Inc.	889	0.9%	176,018
ITT, Inc.	3,149	0.9%	181,814
Jacobs Engineering Group, Inc.	2,253	1.0%	192,284
Johnson Controls International PLC	5,101	1.0%	196,279
Kellogg Co.	2,770	1.0%	191,117
KKR & Co., Inc.	5,354	0.9%	189,375
Koninklijke Philips NV	3,613	0.9%	186,981
Kraft Heinz Co.	5,436	0.9%	186,885
Liberty Broadband Corp.	1,421	1.0%	195,015
Marvell Technology Group Ltd.	5,123	0.9%	186,835
MetLife, Inc.	4,897	0.9%	185,349
Mondelez International, Inc.	3,474	1.0%	192,779
Nokia Oyj	42,022	1.0%	200,866
Pegasystems, Inc.	1,808	1.1%	211,313
PNC Financial Services Group, Inc.	1,795	1.0%	191,425
Prudential Financial, Inc.	2,915	0.9%	184,744
Scotts Miracle-Gro Co.	1,303	1.0%	206,636
ServiceMaster Global Holdings, Inc.	4,922	1.0%	201,281
Sony Corp.	2,424	0.9%	188,946
Textron, Inc.	5,597	1.0%	195,564
Trip.com Group Ltd.	6,814	0.9%	185,340
VEREIT, Inc.	29,435	1.0%	191,623
VF Corp.	3,184	1.0%	192,214
Voya Financial, Inc.	3,844	0.9%	189,871
Zynga, Inc.	19,472	1.0%	191,405
			9,474,522

JPGWICYC Top 50 Holdings ^
Reference Entity	Shares	% of Index Swap	Value
Allegion PLC	449	3.8%	$ 44,688
Boeing Co.	296	4.0%	46,844
Caterpillar, Inc.	363	4.1%	48,174
Cummins, Inc.	258	4.3%	49,865
Dover Corp.	456	4.0%	46,918
Eaton Corp PLC	513	4.1%	47,792
Emerson Electric Co.	717	3.8%	44,450
Flowserve Corp.	1,558	3.7%	43,421
Fortive Corp.	699	4.2%	49,061
General Electric Co.	6,044	3.1%	36,685
Honeywell International, Inc.	298	3.8%	44,508
Howmet Aerospace, Inc.	3,156	4.0%	46,647
iDex Corp.	279	3.9%	45,904
Ingersoll Rand, Inc. Common St.	1,471	4.0%	46,479
Johnson Controls Internation	1,388	4.6%	53,427
Paccar, Inc.	591	4.3%	50,304
Parker Hannifin Corp.	242	3.7%	43,216
Raytheon Technologies Corp.	666	3.2%	37,742
Smith Corp.	938	3.8%	45,133
Stanley Black & Decker, Inc.	334	4.4%	51,266
Textron, Inc.	1,408	4.2%	49,212
Trane Technologies PLC	486	4.6%	54,387
Transdigm Group, Inc.	102	3.8%	44,167
United Rentals, Inc.	313	4.2%	48,679
Wabtec Corp.	694	3.7%	43,177
Xylem, Inc.	642	4.0%	46,842
			1,208,988
J.P. Morgan iDex U.S. Value Top Rank Index Top 50 Holdings ^
Reference Entity	Shares	% of Index Swap	Value
Alaska Air Group, Inc.	389	1.0%	$ 13,391
Alcoa Corp.	824	0.8%	10,718
Alexion Pharmaceuticals, Inc.	226	1.8%	23,197
Alliance Data Systems Corp.	223	0.8%	9,887
Ally Financial, Inc.	659	1.0%	13,250
American Airlines Group, Inc.	2,421	2.1%	26,926
American International Group	758	1.9%	24,378
Anthem, Inc.	115	2.4%	31,610
Archer-Daniels-Midland Co.	302	1.0%	12,935
AT&T, Inc.	1,037	2.4%	30,687
Baker Hughes Co.	669	0.8%	10,355
Bristol-Myers Squibb Co.	522	2.4%	30,616
Centene Corp.	459	2.3%	29,948
CenturyLink, Inc.	1,245	0.9%	12,016
Cigna Corp.	163	2.2%	28,119
Citizens Financial Group	635	1.2%	15,742
Corning, Inc.	576	1.4%	17,851
CVS Health Corp.	480	2.3%	30,240
Diamondback Energy, Inc.	402	1.2%	16,043
Discovery, Inc.	571	0.9%	12,053
Elanco Animal Health, Inc.	470	0.9%	11,103
Exelon Corp.	648	1.9%	25,004
Fidelity National Info Services	227	2.6%	33,160
Ford Motor Co.	5,187	2.6%	34,286
Gap, Inc.	1,334	1.4%	17,834
General Motors Co.	1,243	2.4%	30,932
Hewlett Packard Enterprise	1,280	1.0%	12,631
HP, Inc.	1,559	2.1%	27,408
Johnson Controls Internation	562	1.7%	21,609
Juniper Networks, Inc.	418	0.8%	10,620
Knight-Swift Transportation	221	0.7%	9,598
Kohls Corp.	1,183	1.7%	22,533
Kraft Heinz Co.	664	1.8%	22,831
Lennar Corp.	353	2.0%	25,525
Lincoln National Corp.	262	0.8%	9,776
Micron Technology, Inc.	624	2.4%	31,240
Molson Coors Beverage Co.	307	0.9%	11,504
Mylan NV	713	0.9%	11,486
NortonLifeLock, Inc.	732	1.2%	15,695
Parsley Energy, Inc. - Class A	1,088	0.9%	11,946
PVH Corp.	226	0.8%	10,982
Royal Caribbean Cruises Ltd.	610	2.3%	29,725
SL Green Realty Corp.	214	0.8%	9,962
Spirit Aerosystems Hold - Class A	609	0.9%	11,921
Store Capital Corp.	538	1.0%	12,734
Toll Brothers, Inc.	258	0.8%	9,848
Viacombs, Inc.	1,260	2.5%	32,853
Vici Properties, Inc.	568	1.0%	12,337
Walgreens Boots Alliance, Inc.	733	2.3%	29,836
Western Digital Corp.	638	2.1%	27,500
			984,381
JPGWCDIS Top 50 Holdings ^
Reference Entity	Shares	% of Index Swap	Value
Advance Auto Parts, Inc.	246	4.1%	$ 36,923
Aramark	1,589	3.7%	33,563
Brunswick Corp.	538	4.0%	36,050
Burlington Stores, Inc.	181	3.8%	34,098
Carmax, Inc.	391	4.2%	37,912
Columbia Sportswear Co.	436	3.7%	33,080
Dunkin' Brands Group, Inc.	533	4.1%	36,602
Expedia Group, Inc.	411	3.7%	33,287
Five Below	337	4.1%	36,705
Ford Motor Co.	5,766	4.2%	38,110
General Motors Co.	1,382	3.8%	34,398
Gentex Corp.	1,343	4.0%	36,238
Hasbro, Inc.	468	3.8%	34,021
Hilton Worldwide Holdings, Inc.	468	3.9%	35,130
Hyatt Hotels Corp. - Class A	676	3.6%	32,454
Lear Corp.	323	3.9%	35,690
MGM Resorts International	2,069	3.7%	33,289
ODP Corp.	1,594	3.9%	35,169
Ralph Lauren Corp.	493	3.9%	35,153
Ross Stores, Inc.	394	3.9%	35,311
Toyota Motor Corp.	276	3.6%	32,936
Trip.com Group Ltd.	1,313	4.0%	35,722
Vail Resorts, Inc.	191	4.1%	36,641
VF Corp.	566	3.8%	34,191
Wynn Resorts Ltd.	451	3.6%	32,676
Yum! Brands, Inc.	403	4.1%	36,691
			912,040

^ The make up of the underlying index and the total positions will not correlate to the notional value presented for the total return swaps due to timing of contracts opened and closed in the index. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
July 31, 2020

Security	Shares	Value
COMMON STOCKS - 36.0%
COMMERCIAL SERVICES - 4.1%
CoStar Group, Inc. *	3,030	$2,574,773

ELECTRIC - 4.5%
Brookfield Infrastructure Partners LP	21,533	900,941
Brookfield Renewable Corp. *	9,077	407,898
Brookfield Renewable Partners LP	36,306	1,564,425
		2,873,264
INVESTMENT COMPANIES - 1.4%
Brookfield Infrastructure Corp. ^	18,600	848,904

LEISURE PRODUCTS - 2.0%
Drive Shack, Inc. * ^	714,895	1,279,662

LODGING - 4.5%
Las Vegas Sands Corp.	23,679	1,033,352
MGM Resorts International ^	60,206	968,714
Wynn Resorts Ltd.	12,109	877,055
		2,879,121
TELECOMMUNICATIONS - 12.6%
GDS Holdings Ltd. - ADR * ^	46,619	3,743,039
Switch, Inc. ^	236,123	4,247,853
		7,990,892
TRUCKING & LEASING - 6.9%
Fortress Transportation & Infrastructure Investors LLC	290,870	4,392,137

TOTAL COMMON STOCKS (Cost - $21,683,460)		22,838,753

REITS - 62.3%
APARTMENTS - 3.8%
American Homes 4 Rent	27,783	805,707
Invitation Homes, Inc.	53,014	1,580,878
		2,386,585
DIVERSIFIED - 24.5%
American Tower Corp.	16,004	4,183,286
Colony Capital, Inc. ^	260,000	499,200
CoreSite Realty Corp.	5,250	677,513
Crown Castle International Corp. ^	28,366	4,728,612
Equinix, Inc.	3,599	2,826,943
SBA Communications Corp.	8,559	2,666,471
		15,582,025
HEALTH CARE - 3.0%
Healthcare Realty Trust, Inc.	21,785	638,301
Healthcare Trust of America, Inc. ^	23,738	655,406
Physicians Realty Trust ^	34,282	618,447
		1,912,154
MANUFACTURED HOMES - 6.0%
Equity LifeStyle Properties, Inc.	28,829	1,969,597
Sun Communities, Inc.	12,229	1,833,494
		3,803,091
OFFICE - 6.2%
Alexandria Real Estate Equities, Inc. ^	22,812	3,944,806

STORAGE - 0.2%
National Storage Affiliates Trust	4,481	138,104

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund (Continued)
July 31, 2020

Security	Shares		Value
REITS - 62.3% (Continued)
WAREHOUSE/INDUSTRIAL - 18.6%
Americold Realty Trust	33,158		$1,337,925
CyrusOne, Inc.	24,203		2,019,014
Innovative Industrial Properties, Inc. ^	18,269		1,904,178
Prologis, Inc.	12,393		1,306,470
QTS Realty Trust, Inc. ^	26,705		1,921,425
Rexford Industrial Realty, Inc.	42,413		1,990,442
Terreno Realty Corp.	21,465		1,304,213
			11,783,667

TOTAL REITS (Cost - $30,688,175)			39,550,432

		Interest
		Rate %
COLLATERAL FOR SECURITIES LOANED - 23.5%
Mount Vernon Prime Portfolio #	14,938,092	0.260 +	14,938,092
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $14,938,092)

TOTAL INVESTMENTS - 121.8% (Cost - $67,309,727)			$77,327,277
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.8)%			(13,837,008)
TOTAL NET ASSETS - 100.00%			$63,490,269

ADR - American Depositary Receipt.

LLC - Limited Liability Company

LP - Limited Partnership

REITS - Real Estate Investment Trusts

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of July 31, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $14,395,248 at July 31, 2020.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds
July 31, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and ask. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the “Board”) (or its delegate). U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price.

Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation, or in the absences of a last sale at the mean between the bid and ask price. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Equity securities issued by foreign companies are fair valued on a daily basis using prices received from an independent pricing service.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
July 31, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Corporate/Government Bond

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$—	$38,191,770	$—	$38,191,770
Foreign Government Bonds	—	626,346	—	626,346
Municipal	—	3,667,959	—	3,667,959
U.S. Government & Agency	—	12,913,855	—	12,913,855
Bank Loans	—	2,654,505	—	2,654,505
Collateral for Securities Loaned	6,188,182	—	—	6,188,182
Total Investments	$6,188,182	$58,054,435	$—	$64,242,617

Floating Rate Bond

Assets	Level 1	Level 2	Level 3	Total
Bank Loans *	$—	$155,178,118	$—	$155,178,118
Bonds & Notes *	—	8,541,805	—	8,541,805
Common Stock *	54,844	—	—	54,844
Exchange Traded Funds	1,539,063	—	—	1,539,063
Rights	—	11,514	—	11,514
Warrants	—	117,734	—	117,734
Short-Term Investment	3,751,819	—	—	3,751,819
Collateral for Securities Loaned	2,354,230	—	—	2,354,230
Total Investments	$7,699,956	$163,849,171	$—	$171,549,127

High-Yield Bond

Assets	Level 1	Level 2	Level 3	Total
Bank Loans *	$—	$121,510	$—	$121,510
Bonds & Notes *	—	95,220,713	—	95,220,713
Collateral for Securities Loaned	2,647,970	—	—	2,647,970
Total Investments	$2,647,970	$95,342,223	$—	$97,990,193

International Opportunity Bond

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$—	$30,359,175	$—	$30,359,175
Foreign Government Bonds	—	13,599,141	—	13,599,141
Whole Loan Collateral	—	311,069	—	311,069
Collateral for Securities Loaned	840,585	—	—	840,585
Total Assets	$840,585	$44,269,385	$—	$45,109,970
Assets-Derivatives
Futures	$101,078	$—	$—	$101,078
Forward Currency Contracts	—	48,442	—	48,442
Swap Contracts	—	17,696	—	17,696
Total Asset Derivatives	$101,078	$66,138	$—	$167,216
Liabilities-Derivatives
Futures	$93,878	$—	$—	$93,878
Forward Currency Contracts	—	1,054,043	—	1,054,043
Swap Contracts	—	1,172	—	1,172
Total Liability Derivatives	$93,878	$1,055,215	$—	$1,149,093

Large Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$93,033,845	$—	$—	$93,033,845
Collateral for Securities Loaned	8,375,825	—	—	8,375,825
Total Investments	$101,409,670	$—	$—	$101,409,670

Small Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$52,112,581	$—	$—	$52,112,581
Collateral for Securities Loaned	10,392,721	—	—	10,392,721
Total Investments	$62,505,302	$—	$—	$62,505,302

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
July 31, 2020

Focused Large Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$144,166,021	$—	$—	$144,166,021
Collateral for Securities Loaned	16,321,643	—	—	16,321,643
Total Investments	$160,487,664	$—	$—	$160,487,664

Small Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$52,436,414	$—	$—	$52,436,414
Short-Term Investment	389,912	—	—	389,912
Collateral for Securities Loaned	1,389,253	—	—	1,389,253
Total Investments	$54,215,579	$—	$—	$54,215,579

Emerging Markets Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$19,840,724	$67,110,271	$—	$86,950,995
Closed End Fund	—	454,473	—	454,473
Warrant	1,628	—	—	1,628
Collateral for Securities Loaned	3,095,298	—	—	3,095,298
Total Investments	$22,937,650	$67,564,744	$—	$90,502,394

International Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$39,494,737	$84,176,450	$—	$123,671,187
Exchange Traded Fund	1,249,117	—	—	1,249,117
Right	3,424	—	—	3,424
Warrant	7,830	—	—	7,830
Collateral for Securities Loaned	3,806,271	—	—	3,806,271
Total Investments	$44,561,379	$84,176,450	$—	$128,737,829

Dynamic Macro

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$15,089,626	$—	$—	$15,089,626
Short-Term Investments	3,535,407	8,955,425	—	12,490,832
Collateral for Securities Loaned	3,442,609	—	—	3,442,609
Total Assets	$22,067,642	$8,955,425	$—	$31,023,067
Assets-Derivatives
Futures	99,956	—	—	99,956
Purchased Future Options	2,667,537	—	—	2,667,537
Total Asset Derivatives	$2,767,493	$—	$—	$2,767,493
Liability-Derivatives
Futures	$133,345	—	—	$133,345
Written Future Options	131,590	—	—	131,590
Total Liability Derivatives	$264,935	$—	$—	$264,935

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
July 31, 2020

Long/Short Credit

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$1,809,225	$—	$1,809,225
Bonds & Notes *	—	42,462,491	—	42,462,491
Common Stock *	2,910,000	21,700	—	2,931,700
U.S. Government	—	49,992,931	—	49,992,931
Short-Term Investment	11,431,867	—	—	11,431,867
Collateral for Securities Loaned	22,840,447	—	—	22,840,447
Total Assets	$37,182,314	$94,286,347	$—	$131,468,661
Assets - Derivatives
Swap Contracts	$—	$169,256	$—	$169,256
Total Asset Derivatives	$—	$169,256	$—	$169,256
Liabilities - Derivatives
Futures	$528,411	$—	$—	$528,411
Swap Contracts	—	1,554,747	—	1,554,747
Total Liability Derivatives	$528,411	$1,554,747	$—	$2,083,158

Monthly Distribution

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$84,888,774	$466,978	$—	$85,355,752
Closed End Funds	—	4,139,381	—	4,139,381
Exchange Traded Funds	4,303,556	—	—	4,303,556
Rights	—	49,007	—	49,007
Warrants	—	19,779	—	19,779
Purchased Call Options	208,535	—	—	208,535
Purchased Put Options	79,864	—	—	79,864
Short-Term Investments	76,771,815	—	—	76,771,815
Collateral for Securities Loaned	2,805,720	—	—	2,805,720
Total Investments	$169,058,264	$4,675,145	$—	$173,733,409
Asset - Derivatives
Swap Contracts	$—	$802,373	$—	$802,373
Total Asset - Derivatives	$—	$802,373	$—	$802,373
Liability - Derivatives
Written Call Options	$354,956	$31,500	$—	$386,456
Written Put Options	47,680	—	—	47,680
Swap Contracts	—	161,734	—	161,734
Total Derivatives	$402,636	$193,234	$—	$595,870
Liabilities
Securities Sold Short	$63,050,787	$—	$—	$63,050,787
Total Investments	$63,050,787	$—	$—	$63,050,787

Real Estate Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$22,838,753	$—	$—	$22,838,753
REITS *	39,550,432	—	—	39,550,432
Collateral for Securities Loaned	14,938,092	—	—	14,938,092
Total Investments	$77,327,277	$—	$—	$77,327,277

*	See each Fund’s Schedule of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation, excluding futures, at July 31, 2020, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Corporate/Government Bond	$61,809,838	$2,870,959	$(438,180)	$2,432,779
Floating Rate Bond	180,087,889	1,066,888	(9,605,650)	(8,538,762)
High-Yield Bond	96,382,851	4,411,176	(2,803,834)	1,607,342
International Opportunity Bond	44,692,675	2,257,164	(2,821,746)	(564,582)
Large Cap Value	84,880,789	19,478,523	(2,949,642)	16,528,881
Small Cap Value	59,847,194	6,213,351	(3,555,243)	2,658,108
Focused Large Cap Growth	74,501,095	87,067,449	(1,080,880)	85,986,569
Small Cap Growth	40,500,924	16,321,764	(2,607,109)	13,714,655
Emerging Markets Stock	78,066,694	17,684,657	(5,247,957)	12,436,700
International Stock	118,999,326	18,587,448	(8,848,945)	9,738,503
Dynamic Macro	31,049,179	3,034,651	(558,205)	2,476,446
Long/Short Credit	129,549,767	3,081,056	(1,162,162)	1,918,894
Monthly Distribution	115,524,654	5,878,308	(11,154,476)	(5,276,168)
Real Estate Stock	67,621,811	12,667,454	(2,961,988)	9,705,466

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
July 31, 2020

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.

Options – Monthly Distribution and Dynamic Macro are subject to stock market risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

Futures Contracts – Dynamic Macro, International Opportunity Bond and Long/Short Credit are subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. International Opportunity Bond may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Swap Agreements – Each of the Funds may enter into interest rate, index, total return, and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund’s portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
July 31, 2020

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of July 31, 2020 categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
International Opportunity Bond	Futures	Interest Rate	7,200
	Forward Currency Contracts	Currency	(1,005,601)
	Swap	Interest Rate	16,524
Dynamic Macro	Purchased Option	Interest Rate	187,500
	Futures	Equity	(10,446)
	Futures	Interest Rate	(22,943)
	Written Options	Equity	15,448
Long/Short Credit	Futures	Interest Rate	(528,411)
	Swap	Equity	92,209
	Swap	Interest Rate	(1,477,700)
Monthly Distribution	Purchased Option	Equity	55,284
	Written Options	Equity	(173,042)
	Swaps	Equity	640,639

The notional value of the derivative instruments outstanding as of July 31, 2020 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity.

Securities Lending – The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current Market Value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held as collateral, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market.